UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Thomson Reuters Venture Capital Return
AXS Chesapeake Strategy Fund	Tracker Fund
(Class A: ECHAX)	(Class A: LDVAX)
(Class C: ECHCX)	(Class C: LDVCX)
(Class I: EQCHX)	(Class I: LDVIX)

AXS Multi-Strategy Alternatives Fund	AXS All Terrain Opportunity Fund
(Class I: KCMIX)	(Class I: TERIX)
(Investor Class: KCMTX)

AXS Sustainable Income Fund	AXS Merger Fund
(Class I: AXSKX)	(Investor Class: GAKAX)
(Class I: GAKIX)
AXS Thomson Reuters Private Equity Return
Tracker Fund
(Class A: LDPAX)	AXS Alternative Value Fund
(Class C: LDPCX)	(Investor Class: COGLX)
(Class I: LDPIX)	(Class I: COGVX)

AXS Market Neutral Fund
(Investor Class: COGMX)
(Class I: COGIX)

AXS Adaptive Plus Fund
(Class I: AXSPX)

SEMI-ANNUAL REPORT

MARCH 31, 2023

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statements of Assets and Liabilities	63
Consolidated Statements of Operations	69
Consolidated Statements of Changes in Net Assets	72
Statement of Cash Flows	82
Consolidated Financial Highlights	84
Notes to Consolidated Financial Statements	105
Supplemental Information	145
Expense Examples	157

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares	SHORT-TERM INVESTMENTS — 90.9%	Value
37,533,842	Fidelity Investments Money Market Government Portfolio - Class I, 4.65%[1]	$37,533,842

Principal Amount
$11,817,815	UMB Bank Demand Deposit, 0.01%[1,2]	11,817,815
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $49,351,657)	49,351,657
	TOTAL INVESTMENTS — 90.9%
	(Cost $49,351,657)	49,351,657
	Other Assets in Excess of Liabilities — 9.1%	4,970,094
	TOTAL NET ASSETS — 100.0%	$54,321,751

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

1

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value*	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Soybean[1]	May 2023	9	688,388	677,475	$(10,913)
CME Live Cattle[1]	June 2023	41	2,576,418	2,658,850	82,432
CMX Gold[1]	June 2023	1	198,610	198,620	10
ICE Carbon Emissions[1]	December 2023	2	199,970	182,499	(17,471)
NYBOT Cocoa[1]	May 2023	4	112,280	117,320	5,040
NYBOT Sugar #11[1]	May 2023	101	2,242,038	2,516,920	274,882
NYMEX NY Harbor ULSD[1]	May 2023	5	535,095	550,326	15,231
NYMEX Platinum[1]	July 2023	6	294,540	300,930	6,390
SGX Iron Ore CFR China 62% FE Fines[1]	May 2023	35	427,350	438,620	11,270

Currency Futures
Brazil Real	May 2023	91	1,726,270	1,785,875	59,605
CME Mexican Peso	June 2023	67	1,814,025	1,831,445	17,420
Swedish Krona	June 2023	20	20,916,200	20,891,217	(24,983)

Index Futures
CAC 40 10 Euro	April 2023	18	1,322,586	1,319,912	(2,674)
EUX DAX Index	June 2023	3	1,184,550	1,184,794	244
EUX Euro STOXX 50	June 2023	29	1,226,265	1,236,486	10,221
IBEX 35	April 2023	17	1,534,420	1,565,245	30,825
ICF FTSE 100 Index	June 2023	22	1,747,460	1,664,953	(82,507)
MIL FTSE/MIB Index	June 2023	14	1,921,500	1,861,225	(60,275)
MSCI EAFE E-Mini	June 2023	4	410,760	419,300	8,540
SFE SPI 200 Index	June 2023	11	2,017,850	1,990,895	(26,955)
SGX Nikkei 225	June 2023	4	56,520,000	56,516,761	(3,239)
Total Long Contracts			99,616,575	99,909,668	293,093

Short Contracts
Commodity Futures
CBOT Corn[1]	May 2023	(8)	(245,100)	(264,200)	(19,100)
CBOT Rough Rice[1]	May 2023	(27)	(885,967)	(940,410)	(54,443)
CBOT Soybean Oil[1]	May 2023	(20)	(665,459)	(665,880)	(421)
CBOT Wheat[1]	May 2023	(21)	(805,275)	(726,862)	78,413
CME Lean Hogs[1]	June 2023	(16)	(581,394)	(586,400)	(5,006)
Euronext Rapeseed[1]	May 2023	(28)	(742,100)	(659,625)	82,475
ICE Canola[1]	May 2023	(126)	(1,926,199)	(1,932,791)	(6,592)
NYBOT Coffee 'C'[1]	May 2023	(15)	(1,000,125)	(959,062)	41,063
NYBOT Cotton #2[1]	May 2023	(19)	(806,858)	(786,410)	20,448
NYMEX Palladium[1]	June 2023	(1)	(150,240)	(146,800)	3,440
NYMEX WTI Crude Oil[1]	May 2023	(11)	(751,010)	(832,370)	(81,360)
SAFEX Sunflower Seed[1]	May 2023	(33)	(14,233,600)	(14,241,160)	(7,560)

Currency Futures
Canadian Dollar	June 2023	(53)	(3,902,655)	(3,921,470)	(18,815)
Indian Rupee	April 2023	(170)	(10,255,174)	(10,335,150)	(79,976)

Index Futures
CME E-mini S&P 500	June 2023	(4)	(805,410)	(827,550)	(22,140)
CME NASDAQ 100 E-Mini	June 2023	(1)	(246,167)	(266,035)	(19,868)
FTSE China A50	April 2023	(95)	(1,239,940)	(1,264,070)	(24,130)

Interest Rate Futures
CBOT 5-Year U.S. Treasury Note	June 2023	(125)	(13,438,868)	(13,688,477)	(249,609)
CBOT 10-Year U.S. Treasury Note	June 2023	(73)	(8,178,852)	(8,389,297)	(210,445)
CBOT U.S. Long Bond	June 2023	(25)	(3,150,586)	(3,278,906)	(128,320)
CBOT Ultra Long-Term U.S. Treasury Bond	June 2023	(13)	(1,760,586)	(1,834,625)	(74,039)
EUX Euro-BTP Italian Government Bond	June 2023	(27)	(3,019,410)	(3,122,479)	(103,069)
EUX Euro-Bund	June 2023	(41)	(5,405,440)	(5,583,295)	(177,855)
EUX Euro-Buxl 30-Year Bond	June 2023	(8)	(1,069,120)	(1,131,760)	(62,640)
ICF Long Gilt	June 2023	(20)	(2,016,800)	(2,078,729)	(61,929)
MSE Canadian 10 Year Bond	June 2023	(34)	(4,154,800)	(4,254,423)	(99,623)
Total Short Contracts			(81,437,135)	(82,718,236)	(1,281,101)

TOTAL FUTURES CONTRACTS			18,179,440	17,191,432	$(988,008)

*	Local currency.
[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

2

AXS Chesapeake Strategy Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	90.9%
Total Investments	90.9%
Other Assets in Excess of Liabilities	9.1%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

3

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 59.3%
	AUTO MANUFACTURERS — 3.0%
565	Cummins, Inc.	$134,967
1,980	Tesla, Inc.*	410,771
		545,738
	AUTO PARTS & EQUIPMENT — 1.0%
3,665	BorgWarner, Inc.	179,988

	BANKS — 1.1%
975	Popular, Inc.[1]	55,975
3,715	Regions Financial Corp.	68,950
1,045	Western Alliance Bancorp	37,139
1,460	Zions Bancorp N.A.	43,698
		205,762
	BIOTECHNOLOGY — 3.3%
2,035	CRISPR Therapeutics A.G.*'[1]	92,043
5,235	Editas Medicine, Inc.*	37,954
2,495	Gilead Sciences, Inc.	207,010
2,185	Incyte Corp.*	157,910
740	Moderna, Inc.*	113,649
		608,566
	BUILDING MATERIALS — 0.5%
1,110	Builders FirstSource, Inc.*	98,546

	CHEMICALS — 0.6%
1,820	Olin Corp.	101,010

	COMMERCIAL SERVICES — 3.4%
520	Automatic Data Processing, Inc.	115,768
300	Avis Budget Group, Inc.*	58,440
785	Block, Inc.*	53,890
855	CorVel Corp.*	162,689
4,405	EVERTEC, Inc.[1]	148,669
210	United Rentals, Inc.	83,110
		622,566
	COMPUTERS — 4.7%
2,325	Apple, Inc.	383,393
10,380	Hewlett Packard Enterprise Co.	165,353
800	International Business Machines Corp.	104,872
5,395	Western Digital Corp.*	203,230
		856,848

4

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES — 1.6%
485	Ameriprise Financial, Inc.	$148,652
630	Capital One Financial Corp.	60,581
2,560	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	73,216
		282,449
	ELECTRIC — 0.6%
3,240	Brookfield Renewable Corp. - Class A1	113,238

	ELECTRONICS — 2.2%
1,435	Garmin Ltd.[1]	144,820
595	Honeywell International, Inc.	113,717
2,855	Trimble, Inc.*	149,659
		408,196
	ENERGY-ALTERNATE SOURCES — 1.8%
1,720	Canadian Solar, Inc.*,1	68,473
395	First Solar, Inc.*	85,912
1,625	JinkoSolar Holding Co., Ltd. - ADR*,1	82,908
2,715	SunPower Corp.*	37,576
3,915	TPI Composites, Inc.*	51,091
		325,960
	FOOD — 0.8%
2,475	Tyson Foods, Inc. - Class A	146,817

	HEALTHCARE-PRODUCTS — 1.1%
495	Intuitive Surgical, Inc.*	126,458
5,845	Pacific Biosciences of California, Inc.*	67,685
		194,143
	HEALTHCARE-SERVICES — 0.9%
295	Chemed Corp.	158,636

	HOME BUILDERS — 1.6%
1,395	Lennar Corp. - Class A	146,629
2,540	PulteGroup, Inc.	148,031
		294,660
	INSURANCE — 3.4%
455	Everest Re Group Ltd.[1]	162,899
1,315	Globe Life, Inc.	144,676
2,190	Hartford Financial Services Group, Inc.	152,621
870	Primerica, Inc.	149,849
		610,045

5

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET — 4.1%
65	Booking Holdings, Inc.*	$172,407
8,005	Cars.com, Inc.*	154,496
1,390	Meta Platforms, Inc. - Class A*	294,596
370	Netflix, Inc.*	127,828
		749,327
	IRON/STEEL — 2.1%
3,715	Cleveland-Cliffs, Inc.*	68,096
670	Nucor Corp.	103,495
1,070	Steel Dynamics, Inc.	120,974
3,235	United States Steel Corp.	84,434
		376,999
	MACHINERY-DIVERSIFIED — 0.7%
7,800	CNH Industrial N.V.[1]	119,106

	MISCELLANEOUS MANUFACTURING — 0.6%
1,085	3M Co.	114,044

	OIL & GAS — 2.9%
2,220	APA Corp.	80,053
595	ConocoPhillips	59,030
2,990	Coterra Energy, Inc.	73,375
1,385	Devon Energy Corp.	70,095
3,385	Marathon Oil Corp.	81,104
1,175	Valero Energy Corp.	164,030
368	Vitesse Energy, Inc.	7,003
		534,690
	PHARMACEUTICALS — 0.9%
2,585	Prestige Consumer Healthcare, Inc.*	161,899

	REITS — 1.2%
410	Alexandria Real Estate Equities, Inc. - REIT	51,492
505	Digital Realty Trust, Inc. - REIT	49,646
80	Equinix, Inc. - REIT	57,683
5,200	Hudson Pacific Properties, Inc. - REIT	34,580
1,090	SL Green Realty Corp. - REIT	25,637
		219,038
	RETAIL — 0.9%
190	O'Reilly Automotive, Inc.*	161,306

	SEMICONDUCTORS — 7.4%
1,075	Applied Materials, Inc.	132,042

6

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS (Continued)
525	ASML Holding N.V.[1]	$357,373
175	Lam Research Corp.	92,771
1,470	NVIDIA Corp.	408,322
625	QUALCOMM, Inc.	79,738
1,615	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	150,227
650	Texas Instruments, Inc.	120,906
		1,341,379
	SOFTWARE — 5.5%
1,225	Electronic Arts, Inc.	147,551
235	Fair Isaac Corp.*	165,132
295	Intuit, Inc.	131,520
1,100	Manhattan Associates, Inc.*	170,335
1,345	Microsoft Corp.	387,764
		1,002,302
	TELECOMMUNICATIONS — 1.4%
6,160	Juniper Networks, Inc.	212,027
2,155	SK Telecom Co., Ltd. - ADR[1]	44,199
		256,226
	TOTAL COMMON STOCKS
	(Cost $10,339,015)	10,789,484
	EXCHANGE-TRADED FUNDS — 23.9%
2,685	Aberdeen Bloomberg All Commodity Strategy K-1 Free ETF - ETF	55,767
1,460	Aberdeen Physical Precious Metals Basket Shares ETF - ETF*	133,167
12,375	Energy Select Sector SPDR Fund - ETF	1,025,021
2,400	GraniteShares Bloomberg Commodity Broad Strategy No. K-1 ETF - ETF	51,000
11,000	iShares 3-7 Year Treasury Bond ETF - ETF	1,294,150
4,156	iShares 7-10 Year Treasury Bond ETF - ETF	411,943
8,638	iShares MSCI Australia ETF - ETF	198,156
9,519	iShares MSCI Emerging Markets ETF - ETF	375,620
2,108	iShares MSCI France ETF - Class USD - ETF	79,682
1	iShares MSCI Japan ETF - ETF	59
4,353	iShares MSCI Pacific ex Japan ETF - ETF	190,618
675	iShares MSCI South Africa ETF - ETF	28,498
472	iShares MSCI South Korea ETF - ETF	28,896
2	iShares MSCI United Kingdom ETF - ETF	64
6,377	Vanguard Long-Term Treasury ETF - ETF	417,757
3,080	WisdomTree Enhanced Commodity Strategy Fund - ETF	55,040
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,199,598)	4,345,438

7

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 0.3%
	INVESTMENT COMPANIES — 0.3%
5,245	Horizon Technology Finance Corp.	$59,164
	TOTAL MUTUAL FUNDS
	(Cost $64,272)	59,164

	SHORT-TERM INVESTMENTS — 16.9%
3,072,780	Fidelity Investments Money Market Government Portfolio - Class I, 4.65%[2]'[3]	3,072,780
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,072,780)	3,072,780

	TOTAL INVESTMENTS — 100.4%
	(Cost $17,675,665)	18,266,866

	Liabilities in Excess of Other Assets — (0.4)%	(70,848)
	TOTAL NET ASSETS — 100.0%	$18,196,018

REIT - Real Estate Investment Trusts

ADR - American Depository Receipt

ETF - Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2023, the aggregate value of those securities was $1,306,758, representing 7.2% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

8

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	2.32 (OBRF01* - Spread)	Monthly	8/31/2023	(2,511,945)	-	$(68,392)
TOTAL EQUITY S WAP CONTRACTS								$(68,392)

*	OBFR01 - Overnight Bank Funding Rate, 4.82% as of March 31, 2023.

Equity Swap Top 50 Holdings^

Cowen Financial Product - AXS Multi-Strat Short	EQUITIES

Number of Shares	Description	Notional Value	Percentage of Equity Swap's Notional Amount
(1,675)	Invesco QQQ Trust Series 1 ETF	$(537,558)	21.40%
(2,760)	iShares S&P 100 ETF	(516,230)	20.55%
(3,525)	Invesco S&P Pure Equal Weight ETF	(509,786)	20.29%
(5,655)	First Trust US Equity Opportunities ETF	(475,303)	18.92%
(3,130)	Invesco S&P 500 Pure Growth ETF	(473,068)	18.83%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket. This basket contains only 5 investments.

See accompanying Notes to Consolidated Financial Statements.

9

AXS Multi-Strategy Alternatives Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Semiconductors	7.4%
Software	5.5%
Computers	4.7%
Internet	4.1%
Insurance	3.4%
Commercial Services	3.4%
Biotechnology	3.3%
Auto Manufacturers	3.0%
Oil & Gas	2.9%
Electronics	2.2%
Iron/Steel	2.1%
Energy-Alternate Sources	1.8%
Diversified Financial Services	1.6%
Home Builders	1.6%
Telecommunications	1.4%
REITS	1.2%
Banks	1.1%
Healthcare-Products	1.1%
Auto Parts & Equipment	1.0%
Healthcare-Services	0.9%
Pharmaceuticals	0.9%
Retail	0.9%
Food	0.8%
Machinery-Diversified	0.7%
Chemicals	0.6%
Miscellaneous Manufacturing	0.6%
Electric	0.6%
Building Materials	0.5%
Total Common Stocks	59.3%
Exchange-Traded Funds	23.9%
Mutual Funds
Investment Companies	0.3%
Total Mutual Funds	0.3%
Short-Term Investments	16.9%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

10

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 77.6%
	AEROSPACE/DEFENSE — 0.6%
	TransDigm, Inc.
$10,000	6.250%, 3/15/2026[1,2]	$10,024

	AGRICULTURE — 2.9%
	Darling Ingredients, Inc.
52,000	5.250%, 4/15/2027[1],[2]	50,700

	AIRLINES — 2.6%
	American Airlines, Inc.
33,000	11.750%, 7/15/2025[2]	36,108
	United Airlines, Inc.
10,000	4.375%, 4/15/2026[1,2]	9,578
		45,686
	AUTO PARTS & EQUIPMENT — 0.7%
	Clarios Global LP
12,000	6.750%, 5/15/2025[1,2,3]	12,128

	BUILDING MATERIALS — 3.6%
	CP Atlas Buyer, Inc.
18,000	7.000%, 12/1/2028[1,2]	13,230
	Owens Corning
53,000	3.950%, 8/15/2029[1]	49,874
		63,104
	CHEMICALS — 2.1%
	Innophos Holdings, Inc.
15,000	9.375%, 2/15/2028[1,2]	15,336
	Iris Holdings, Inc.
5,000	8.750%, 2/15/2026[1,2]	4,597
	Rayonier AM Products, Inc.
7,000	7.625%, 1/15/2026[1,2]	6,620
	Venator Finance Sarl / Venator Materials LLC
17,000	9.500%, 7/1/2025[1,2,3]	10,540
		37,093
	COMMERCIAL SERVICES — 1.3%
	Prime Security Services Borrower LLC / Prime Finance, Inc.
8,000	5.250%, 4/15/2024[2]	7,902
	WASH Multifamily Acquisition, Inc.
5,000	5.750%, 4/15/2026[1,2]	4,731
	Williams Scotsman International, Inc.
10,000	6.125%, 6/15/2025[1,2]	9,924
		22,557

11

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMPUTERS — 1.7%
	NCR Corp.
$6,000	5.750%, 9/1/2027[1,2]	$5,896
	Unisys Corp.
12,000	6.875%, 11/1/2027[1],[2]	7,653
	Virtusa Corp.
19,000	7.125%, 12/15/2028[1,2]	14,933
		28,482

	DIVERSIFIED FINANCIAL SERVICES — 1.3%
	LFS Topco LLC
13,000	5.875%, 10/15/2026[1,2]	11,333
	OneMain Finance Corp.
12,000	6.125%, 3/15/2024[1]	11,730
		23,063

	ELECTRIC — 3.9%
	Alexander Funding Trust
35,000	1.841%, 11/15/2023[2]	33,951
	NextEra Energy Capital Holdings, Inc.
35,000	2.940%, 3/21/2024[1]	34,149
		68,100

	ELECTRICAL COMPONENTS & EQUIPMENT — 0.6%
	WESCO Distribution, Inc.
10,000	7.125%, 6/15/2025[1,2]	10,165

	ELECTRONICS — 3.6%
	Honeywell International, Inc.
35,000	1.350%, 6/1/2025[1]	32,820
	Trimble, Inc.
30,000	6.100%, 3/15/2033[1]	30,264
		63,084

	ENGINEERING & CONSTRUCTION — 0.8%
	Railworks Holdings LP / Railworks Rally, Inc.
15,000	8.250%, 11/15/2028[1,2]	13,950

	ENTERTAINMENT — 2.0%
	Cinemark USA, Inc.
7,000	5.875%, 3/15/2026[1,2]	6,603
16,000	5.250%, 7/15/2028[1,2]	13,840
	Six Flags Entertainment Corp.
10,000	4.875%, 7/31/2024[1,2]	9,850

12

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENTERTAINMENT (Continued)
	Vail Resorts, Inc.
$5,000	6.250%, 5/15/2025[1,2]	$5,011
		35,304

	FOOD — 0.3%
	H-Food Holdings LLC / Hearthside Finance Co., Inc.
9,000	8.500%, 6/1/2026[1,2]	5,566

	HEALTHCARE-SERVICES — 5.6%
	CHS/Community Health Systems, Inc.
20,000	8.000%, 3/15/2026[1,2]	19,209
	Legacy LifePoint Health LLC
10,000	6.750%, 4/15/2025[1,2]	9,490
	ModivCare, Inc.
16,000	5.875%, 11/15/2025[1,2]	15,340
	RP Escrow Issuer LLC
15,000	5.250%, 12/15/2025[1,2]	11,362
	Select Medical Corp.
15,000	6.250%, 8/15/2026[1,2]	14,550
	Tenet Healthcare Corp.
4,000	4.625%, 7/15/2024[1]	3,946
10,000	6.250%, 2/1/2027[1]	9,834
	U.S. Acute Care Solutions LLC
16,000	6.375%, 3/1/2026[1,2]	14,247
		97,978

	HOME BUILDERS — 2.2%
	New Home Co., Inc.
41,000	7.250%, 10/15/2025[1,2]	37,782

	INTERNET — 1.7%
	TripAdvisor, Inc.
10,000	7.000%, 7/15/2025[1,2]	10,022
	Uber Technologies, Inc.
18,000	8.000%, 11/1/2026[1,2]	18,454
		28,476

	LODGING — 1.2%
	Hilton Domestic Operating Co., Inc.
10,000	5.375%, 5/1/2025[1,2]	9,981
	Travel + Leisure Co.
10,000	5.650%, 4/1/2024[1]	9,969
		19,950

13

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MACHINERY-CONSTRUCTION & MINING — 0.5%
	Manitowoc Co., Inc.
$9,000	9.000%, 4/1/2026[1,2]	$9,014

	MACHINERY-DIVERSIFIED — 0.5%
	Titan Acquisition Ltd. / Titan Co.-Borrower LLC
11,000	7.750%, 4/15/2026[1],[2],[3]	9,061

	MEDIA — 7.3%
	Audacy Capital Corp.
14,000	6.500%, 5/1/2027[1],[2]	924
34,000	6.750%, 3/31/2029[1,2]	2,507
	CCO Holdings LLC / CCO Holdings Capital Corp.
20,000	5.500%, 5/1/2026[1,2]	19,450
	Cengage Learning, Inc.
14,000	9.500%, 6/15/2024[1,2]	13,536
	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
13,000	5.875%, 8/15/2027[1,2]	11,706
	Gannett Holdings LLC
21,000	6.000%, 11/1/2026[1,2]	17,640
	iHeartCommunications, Inc.
18,000	8.375%, 5/1/2027[1]	13,124
	McGraw-Hill Education, Inc.
5,000	5.750%, 8/1/2028[1,2]	4,350
	Townsquare Media, Inc.
40,000	6.875%, 2/1/2026[1,2]	37,840
	Videotron Ltd.
5,000	5.375%, 6/15/2024[1,2,3]	4,972
		126,049

	PACKAGING & CONTAINERS — 1.7%
	LABL, Inc.
10,000	6.750%, 7/15/2026[1,2]	9,625
	Sealed Air Corp.
10,000	5.125%, 12/1/2024[1,2]	9,931
10,000	5.500%, 9/15/2025[1,2]	9,885
		29,441

	PHARMACEUTICALS — 0.6%
	AdaptHealth LLC
12,000	6.125%, 8/1/2028[1,2]	11,018

	REITS — 19.7%
	Alexandria Real Estate Equities, Inc.
51,000	3.800%, 4/15/2026[1]	48,860

14

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	REITS (Continued)
	American Tower Corp.
$49,000	1.600%, 4/15/2026[1]	$44,278
	Apollo Commercial Real Estate Finance, Inc.
10,000	5.375%, 10/15/2023[4]	9,687
	Digital Realty Trust LP
55,000	3.700%, 8/15/2027[1]	50,658
	Equinix, Inc.
57,000	1.000%, 9/15/2025[1]	51,537
	HAT Holdings I LLC / HAT Holdings II LLC
52,000	6.000%, 4/15/2025[1,2]	49,924
	Hudson Pacific Properties LP
26,000	5.950%, 2/15/2028[1]	19,675
	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5,000	7.500%, 6/1/2025[1,2]	5,016
	Prologis LP
65,000	1.250%, 10/15/2030[1]	51,069
	Starwood Property Trust, Inc.
12,000	3.750%, 12/31/2024[1,2]	11,057
		341,761

	RETAIL — 4.6%
	Dave & Buster's, Inc.
13,000	7.625%, 11/1/2025[1,2]	13,248
	Guitar Center, Inc.
12,000	8.500%, 1/15/2026[1,2]	10,530
	Home Depot, Inc.
42,000	3.350%, 9/15/2025[1]	41,079
	LSF9 Atlantis Holdings LLC / Victra Finance Corp.
16,000	7.750%, 2/15/2026[1,2]	14,485
		79,342

	SEMICONDUCTORS — 0.6%
	Amkor Technology, Inc.
10,000	6.625%, 9/15/2027[1,2]	10,001

	SOFTWARE — 0.8%
	Rocket Software, Inc.
5,000	6.500%, 2/15/2029[1,2]	3,944
	SS&C Technologies, Inc.
7,000	5.500%, 9/30/2027[1,2]	6,771
	Veritas US, Inc. / Veritas Bermuda Ltd.
5,000	7.500%, 9/1/2025[1,2]	3,767
		14,482

15

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TELECOMMUNICATIONS — 2.6%
	CommScope Technologies LLC
$18,000	6.000%, 6/15/2025[1,2]	$16,952
	Sprint LLC
20,000	7.875%, 9/15/2023	20,147
	Viasat, Inc.
9,000	5.625%, 4/15/2027[1,2]	8,451
		45,550
	TOTAL CORPORATE BONDS
	(Cost $1,463,955)	1,348,911

Number of Shares
	PREFERRED STOCKS — 2.2%
	PHARMACEUTICALS — 2.2%
1,500	Harrow Health, Inc., 11.875%[1]	37,470
	TOTAL PREFERRED STOCKS
	(Cost $37,500)	37,470

Principal Amount
	U.S. TREASURY NOTES — 17.4%
	United States Treasury Note
$35,000	1.750%, 5/15/2023	34,878
35,000	0.250%, 6/15/2023	34,688
40,000	1.250%, 7/31/2023	39,534
39,000	2.500%, 8/15/2023	38,662
35,000	1.375%, 8/31/2023	34,520
52,000	0.250%, 9/30/2023	50,887
36,000	0.125%, 10/15/2023	35,121
35,000	2.500%, 4/30/2024	34,222
	TOTAL U.S. TREASURY NOTES
	(Cost $302,598)	302,512

16

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.3%
$75,574	UMB Bank Demand Deposit, 0.01%[5]	$75,574
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $75,574)	75,574

	TOTAL INVESTMENTS — 101.5%
	(Cost $1,879,627)	1,764,467
	Liabilities in Excess of Other Assets — (1.5)%	(26,432)
	TOTAL NET ASSETS — 100.0%	$1,738,035

LP - Limited Partnership

LLC - Limited Liability Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $816,211, which represents 47.0% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

17

AXS Sustainable Income Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
REITS	19.7%
Media	7.3%
Healthcare-Services	5.6%
Retail	4.6%
Electric	3.9%
Building Materials	3.6%
Electronics	3.6%
Agriculture	2.9%
Telecommunications	2.6%
Airlines	2.6%
Home Builders	2.2%
Chemicals	2.1%
Entertainment	2.0%
Packaging & Containers	1.7%
Computers	1.7%
Internet	1.7%
Commercial Services	1.3%
Diversified Financial Services	1.3%
Lodging	1.2%
Software	0.8%
Engineering & Construction	0.8%
Auto Parts & Equipment	0.7%
Aerospace/Defense	0.6%
Electrical Components & Equipment	0.6%
Pharmaceuticals	0.6%
Semiconductors	0.6%
Machinery-Construction & Mining	0.5%
Machinery-Diversified	0.5%
Food	0.3%
Total Corporate Bonds	77.6%
Preferred Stocks
Pharmaceuticals	2.2%
Total Preferred Stocks	2.2%
U.S. Treasury Notes	17.4%
Short-Term Investments	4.3%
Total Investments	101.5%
Liabilities in Excess of Other Assets	(1.5)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

18

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 119.1%
	AEROSPACE/DEFENSE — 3.0%
405	Boeing Co.*	$86,034
166	General Dynamics Corp.	37,883
163	Lockheed Martin Corp.[1]	77,055
97	Northrop Grumman Corp.	44,787
956	Raytheon Technologies Corp.[1]	93,621

		339,380
	AGRICULTURE — 1.6%
1,207	Altria Group, Inc.	53,856
336	Archer-Daniels-Midland Co.	26,766
984	Philip Morris International, Inc.[1]	95,694

		176,316
	APPAREL — 0.6%
580	NIKE, Inc. - Class B	71,131
	AUTO MANUFACTURERS — 2.7%
1,813	Ford Motor Co.	22,844
629	General Motors Co.	23,072
1,224	Tesla, Inc.*,1	253,931

		299,847
	BANKS — 6.1%
4,015	Bank of America Corp.[1]	114,829
1,112	Citigroup, Inc.	52,142
196	Goldman Sachs Group, Inc.	64,114
1,687	JPMorgan Chase & Co.[1]	219,833
769	Morgan Stanley	67,518
235	PNC Financial Services Group, Inc.	29,868
762	Truist Financial Corp.	25,984
781	U.S. Bancorp	28,155
2,178	Wells Fargo & Co.	81,414

		683,857
	BEVERAGES — 3.8%
2,806	Coca-Cola Co.[1]	174,056
115	Constellation Brands, Inc. - Class A	25,977
616	Keurig Dr Pepper, Inc.	21,733
534	Monster Beverage Corp.*	28,841
935	PepsiCo, Inc.[1]	170,451

		421,058
	BIOTECHNOLOGY — 0.8%
151	Amgen, Inc.	36,504
487	Corteva, Inc.	29,371

19

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BIOTECHNOLOGY (Continued)
347	Gilead Sciences, Inc.	$28,791

		94,666
48	BUILDING MATERIALS — 0.3% Martin Marietta Materials, Inc.	17,043
109	Vulcan Materials Co.	18,700

		35,743
	CHEMICALS — 3.8%
183	Air Products and Chemicals, Inc.	52,559
103	Albemarle Corp.	22,767
631	Dow, Inc.	34,591
440	DuPont de Nemours, Inc.	31,579
223	Ecolab, Inc.	36,913
438	Linde PLC[2]	155,683
209	LyondellBasell Industries N.V. - Class A2	19,623
194	PPG Industries, Inc.	25,915
209	Sherwin-Williams Co.	46,977

		426,607
	COMMERCIAL SERVICES — 1.7%
258	Automatic Data Processing, Inc.	57,439
720	PayPal Holdings, Inc.*	54,677
216	S&P Global, Inc.	74,470

		186,586
	COMPUTERS — 7.4%
394	Accenture PLC - Class A2	112,609
3,914	Apple, Inc.[1]	645,419
534	International Business Machines Corp.	70,002

		828,030
	COSMETICS/PERSONAL CARE — 3.0%
595	Colgate-Palmolive Co.	44,714
165	Estee Lauder Cos., Inc. - Class A	40,666
1,701	Procter & Gamble Co.[1]	252,922

		338,302
	DIVERSIFIED FINANCIAL SERVICES — 5.2%
343	American Express Co.	56,578
87	BlackRock, Inc.	58,213
877	Charles Schwab Corp.	45,937
531	Mastercard, Inc. - Class A1	192,971
1,017	Visa, Inc. - Class A1	229,293

		582,992

20

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRIC — 2.7%
269	American Electric Power Co., Inc.	$24,476
181	Consolidated Edison, Inc.	17,316
467	Dominion Energy, Inc.	26,110
410	Duke Energy Corp.	39,553
529	Exelon Corp.	22,160
1,102	NextEra Energy, Inc.	84,942
144	Sempra Energy	21,767
530	Southern Co.	36,877
163	WEC Energy Group, Inc.	15,451
268	Xcel Energy, Inc.	18,074

		306,726
	ELECTRONICS — 0.8%
459	Honeywell International, Inc.[1]	87,724

	ENERGY-ALTERNATE SOURCES — 0.1%
77	Enphase Energy, Inc.*	16,192

	ENVIRONMENTAL CONTROL — 0.4%
268	Waste Management, Inc.	43,730

	FOOD — 1.8%
372	General Mills, Inc.	31,791
97	Hershey Co.	24,678
568	Kraft Heinz Co.	21,965
444	Kroger Co.	21,920
977	Mondelez International, Inc. - Class A	68,116
361	Sysco Corp.	27,880

		196,350
	HEALTHCARE-PRODUCTS — 1.8%
522	Abbott Laboratories	52,858
204	Danaher Corp.	51,416
376	Medtronic PLC[2]	30,313
117	Thermo Fisher Scientific, Inc.	67,435

		202,022
	HEALTHCARE-SERVICES — 1.4%
71	Elevance Health, Inc.	32,647
265	UnitedHealth Group, Inc.[1]	125,236

		157,883
	HOUSEHOLD PRODUCTS/WARES — 0.3%
226	Kimberly-Clark Corp.	30,334

21

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 4.8%
113	Aon PLC - Class A2	$35,628
1,188	Berkshire Hathaway, Inc. - Class B*,1	366,819
225	Chubb Ltd.[2]	43,690
271	Marsh & McLennan Cos., Inc.	45,135
335	Progressive Corp.	47,925

		539,197
	INTERNET — 13.8%
6,407	Alphabet, Inc. - Class A*'[1]	664,598
4,213	Amazon.com, Inc.*,1	435,161
18	Booking Holdings, Inc.*	47,743
1,419	Meta Platforms, Inc. - Class A*,1	300,743
277	Netflix, Inc.*	95,698

		1,543,943
	IRON/STEEL — 0.4%
193	Nucor Corp.	29,812
146	Steel Dynamics, Inc.	16,507

		46,319
	LODGING — 0.3%
119	Hilton Worldwide Holdings, Inc.	16,764
132	Marriott International, Inc. - Class A	21,917

		38,681
	MACHINERY-CONSTRUCTION & MINING — 0.7%
342	Caterpillar, Inc.[1]	78,263

	MACHINERY-DIVERSIFIED — 0.7%
191	Deere & Co.	78,860

	MEDIA — 1.4%
36	Charter Communications, Inc. - Class A*	12,874
1,589	Comcast Corp. - Class A	60,239
837	Walt Disney Co.*,1	83,809

		156,922
	MINING — 0.7%
1,155	Freeport-McMoRan, Inc.	47,251
655	Newmont Corp.	32,108

		79,359
	MISCELLANEOUS MANUFACTURING — 1.7%
369	3M Co.	38,786
271	Eaton Corp. PLC[2]	46,433

22

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MISCELLANEOUS MANUFACTURING (Continued)
613	General Electric Co.	$58,603
179	Illinois Tool Works, Inc.	43,577

		187,399
	OIL & GAS — 7.0%
1,107	Chevron Corp.[1]	180,618
783	ConocoPhillips	77,681
382	Devon Energy Corp.	19,333
104	Diamondback Energy, Inc.	14,058
303	EOG Resources, Inc.	34,733
2,563	Exxon Mobil Corp.[1]	281,058
145	Hess Corp.	19,189
288	Marathon Petroleum Corp.	38,831
453	Occidental Petroleum Corp.	28,281
281	Phillips 66	28,488
128	Pioneer Natural Resources Co.	26,143
228	Valero Energy Corp.	31,829

		780,242
	OIL & GAS SERVICES — 0.6%
479	Baker Hughes Co.	13,824
457	Halliburton Co.	14,459
826	Schlumberger N.V.[2]	40,557

		68,840
	PHARMACEUTICALS — 4.4%
527	AbbVie, Inc.	83,988
604	Bristol-Myers Squibb Co.	41,863
391	CVS Health Corp.	29,055
238	Eli Lilly & Co.	81,734
783	Johnson & Johnson[1]	121,365
717	Merck & Co., Inc.	76,282
1,588	Pfizer, Inc.	64,790

		499,077
	PIPELINES — 0.7%
154	Cheniere Energy, Inc.	24,270
1,239	Kinder Morgan, Inc.	21,695
256	ONEOK, Inc.	16,266
704	Williams Cos., Inc.	21,022

		83,253
	REITS — 1.4%
267	American Tower Corp. - REIT	54,559
49	Equinix, Inc. - REIT	35,331

23

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
498	Prologis, Inc. - REIT	$62,135

		152,025
	RETAIL — 6.7%
8	AutoZone, Inc.*	19,665
11	Chipotle Mexican Grill, Inc.*	18,791
203	Costco Wholesale Corp.[1]	100,865
89	Dollar General Corp.	18,731
470	Home Depot, Inc.[1]	138,706
285	Lowe's Cos., Inc.	56,992
338	McDonald's Corp.	94,508
28	O'Reilly Automotive, Inc.*	23,771
526	Starbucks Corp.	54,772
200	Target Corp.	33,126
532	TJX Cos., Inc.	41,688
1,026	Walmart, Inc.[1]	151,284

		752,899
	SEMICONDUCTORS — 9.1%
1,005	Advanced Micro Devices, Inc.*	98,500
320	Analog Devices, Inc.	63,110
509	Applied Materials, Inc.	62,521
202	Broadcom, Inc.	129,591
2,402	Intel Corp.	78,473
1,457	NVIDIA Corp.[1]	404,711
699	QUALCOMM, Inc.	89,179
534	Texas Instruments, Inc.	99,329

		1,025,414
	SOFTWARE — 10.4%
289	Adobe, Inc.*	111,372
405	Fiserv, Inc.*	45,777
165	Intuit, Inc.	73,562
2,313	Microsoft Corp.[1]	666,838
973	Oracle Corp.	90,411
622	Salesforce, Inc.*	124,263
117	ServiceNow, Inc.*	54,372

		1,166,595
	TELECOMMUNICATIONS — 2.4%
2,571	AT&T, Inc.	49,492
2,429	Cisco Systems, Inc.[1]	126,976
231	T-Mobile US, Inc.*	33,458

24

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
1,515	Verizon Communications, Inc.	$58,918

		268,844
	TRANSPORTATION — 2.3%
1,386	CSX Corp.	41,497
160	Norfolk Southern Corp.	33,920
426	Union Pacific Corp.[1]	85,737
474	United Parcel Service, Inc. - Class B1	91,951

		253,105
	VENTURE CAPITAL — 0.3%
401	Blackstone, Inc.	35,224
	TOTAL COMMON STOCKS
	(Cost $11,360,217)	13,359,937

Principal Amount
	SHORT-TERM INVESTMENTS — 0.7%
$75,046	UMB Bank Demand Deposit, 0.01%[3]	75,046
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $75,046)	75,046

	TOTAL INVESTMENTS — 119.8%
	(Cost $11,435,263)	13,434,983

	Liabilities in Excess of Other Assets — (19.8)%	(2,219,467)
	TOTAL NET ASSETS — 100.0%	$11,215,516

PLC - Public Limited Company

REIT - Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2023, the aggregate value of those securities was $4,074,591, representing 36.3% of net assets.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

25

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	1-Month Federal Funds + 0.57%	Index Return	Monthly	4/3/23	$11,841,068	$264	$(1,047,822)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	4/3/23	2,826,359	83	$115,859
TOTAL EQUITY SWAP CONTRACTS								$(931,963)

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index, Dow Jones Industrial Average Total Return Index, and S&P 500 Total Return Index and exposure to each index was (208.01)%, 208.01%, and 46.64%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
491	Microsoft Corp.	$141,555	5.01%
1,359	Alphabet, Inc. - Class A	140,969	4.99%
830	Apple, Inc.	136,867	4.84%
894	Amazon.com, Inc.	92,341	3.27%
309	NVIDIA Corp.	85,831	3.04%
252	Berkshire Hathaway, Inc. - Class B	77,810	2.75%
301	Meta Platforms, Inc. - Class A	63,794	2.26%
544	Exxon Mobil Corp.	59,655	2.11%
260	Tesla, Inc.	53,940	1.91%
361	Procter & Gamble Co.	53,677	1.90%
216	Visa, Inc. - Class A	48,699	1.72%
358	JPMorgan Chase & Co.	46,651	1.65%
113	Mastercard, Inc. - Class A	41,065	1.45%
235	Chevron Corp.	38,343	1.36%
595	Coca-Cola Co.	36,908	1.31%
198	PepsiCo, Inc.	36,095	1.28%
93	Linde PLC	33,056	1.17%
218	Walmart, Inc.	32,144	1.14%
100	Home Depot, Inc.	29,512	1.04%
43	Broadcom, Inc.	27,586	0.98%
515	Cisco Systems, Inc.	26,922	0.95%
56	UnitedHealth Group, Inc.	26,465	0.94%
132	Salesforce, Inc.	26,371	0.93%
166	Johnson & Johnson	25,730	0.91%
851	Bank of America Corp.	24,339	0.86%
83	Accenture PLC - Class A	23,722	0.84%
61	Adobe, Inc.	23,508	0.83%
43	Costco Wholesale Corp.	21,365	0.76%
113	Texas Instruments, Inc.	21,019	0.74%
213	Advanced Micro Devices, Inc.	20,876	0.74%
59	Netflix, Inc.	20,383	0.72%
209	Philip Morris International, Inc.	20,325	0.72%
72	McDonald's Corp.	20,132	0.71%
203	Raytheon Technologies Corp.	19,880	0.70%
100	United Parcel Service, Inc. - Class B	19,399	0.69%
206	Oracle Corp.	19,142	0.68%
148	QUALCOMM, Inc.	18,882	0.67%
97	Honeywell International, Inc.	18,539	0.66%
86	Boeing Co.	18,269	0.65%
90	Union Pacific Corp.	18,113	0.64%
234	NextEra Energy, Inc.	18,037	0.64%
112	AbbVie, Inc.	17,849	0.63%
178	Walt Disney Co.	17,823	0.63%
462	Wells Fargo & Co.	17,270	0.61%
50	Eli Lilly & Co.	17,171	0.61%
41	Deere & Co.	16,928	0.60%
509	Intel Corp.	16,629	0.59%
72	Caterpillar, Inc.	16,476	0.58%
166	ConocoPhillips	16,469	0.58%
152	Merck & Co., Inc.	16,171	0.57%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

26

AXS Thomson Reuters Private Equity Return Tracker Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Internet	13.8%
Software	10.4%
Semiconductors	9.1%
Computers	7.4%
Oil & Gas	7.0%
Retail	6.7%
Banks	6.1%
Diversified Financial Services	5.2%
Insurance	4.8%
Pharmaceuticals	4.4%
Beverages	3.8%
Chemicals	3.8%
Aerospace/Defense	3.0%
Cosmetics/Personal Care	3.0%
Electric	2.7%
Auto Manufacturers	2.7%
Telecommunications	2.4%
Transportation	2.3%
Food	1.8%
Healthcare-Products	1.8%
Commercial Services	1.7%
Miscellaneous Manufacturing	1.7%
Agriculture	1.6%
Media	1.4%
REITS	1.4%
Healthcare-Services	1.4%
Biotechnology	0.8%
Electronics	0.8%
Pipelines	0.7%
Machinery-Diversified	0.7%
Machinery-Construction & Mining	0.7%
Mining	0.7%
Oil & Gas Services	0.6%
Apparel	0.6%
Environmental Control	0.4%
Iron/Steel	0.4%
Building Materials	0.3%
Venture Capital	0.3%
Lodging	0.3%
Household Products/Wares	0.3%
Energy-Alternate Sources	0.1%
Total Common Stocks	119.1%

27

AXS Thomson Reuters Private Equity Return Tracker Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited) – Continued

Security Type/Industry	Percent of Total Net Assets
Short-Term Investments	0.7%
Total Investments	119.8%
Liabilities in Excess of Other Assets	(19.8)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

28

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.1%
	AEROSPACE/DEFENSE — 1.6%
2,762	Boeing Co.*	$586,732
1,110	Lockheed Martin Corp.	524,730
6,523	Raytheon Technologies Corp.	638,797

		1,750,259
	AGRICULTURE — 0.4%
3,668	Altria Group, Inc.	163,666
2,989	Philip Morris International, Inc.	290,680

		454,346
	AUTO MANUFACTURERS — 0.1%
541	Tesla, Inc.*	112,236

	BANKS — 1.8%
13,979	Bank of America Corp.	399,799
682	Goldman Sachs Group, Inc.	223,089
5,873	JPMorgan Chase & Co.	765,311
2,677	Morgan Stanley	235,041
7,585	Wells Fargo & Co.	283,527

		1,906,767
	BEVERAGES — 1.0%
8,527	Coca-Cola Co.	528,930
2,842	PepsiCo, Inc.	518,096

		1,047,026
	BIOTECHNOLOGY — 0.2%
1,479	Corteva, Inc.	89,198
474	Illumina, Inc.*	110,229

		199,427
	CHEMICALS — 0.8%
425	Air Products and Chemicals, Inc.	122,064
236	Albemarle Corp.	52,165
1,447	Dow, Inc.	79,325
1,010	DuPont de Nemours, Inc.	72,488
511	Ecolab, Inc.	84,586
1,005	Linde PLC[1]	357,217
482	Sherwin-Williams Co.	108,339

		876,184
	COMMERCIAL SERVICES — 6.2%
9,587	Automatic Data Processing, Inc.[2]	2,134,354
9,631	CoStar Group, Inc.*	663,095
1,734	Gartner, Inc.*	564,885

29

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES (Continued)
26,696	PayPal Holdings, Inc.*'[2]	$2,027,294
1,473	S&P Global, Inc.	507,846
3,442	Verisk Analytics, Inc. - Class A	660,382

		6,557,856
	COMPUTERS — 10.5%
14,603	Accenture PLC - Class A1	4,173,684
12,542	Apple, Inc.[2]	2,068,176
11,952	Cognizant Technology Solutions Corp. - Class A2	728,235
4,959	Crowdstrike Holdings, Inc. - Class A*,2	680,672
13,652	Fortinet, Inc.*,2	907,312
19,807	International Business Machines Corp.[2]	2,596,500

		11,154,579
	COSMETICS/PERSONAL CARE — 1.0%
1,807	Colgate-Palmolive Co.	135,796
501	Estee Lauder Cos., Inc. - Class A	123,476
5,169	Procter & Gamble Co.	768,579

		1,027,851
	DIVERSIFIED FINANCIAL SERVICES — 9.0%
302	BlackRock, Inc.	202,074
3,052	Charles Schwab Corp.	159,864
12,679	Mastercard, Inc. - Class A2	4,607,675
20,480	Visa, Inc. - Class A2	4,617,421

		9,587,034
	ELECTRIC — 0.0%
75	Duke Energy Corp.	7,235
204	NextEra Energy, Inc.	15,725
97	Southern Co.	6,749

		29,709
	ELECTRONICS — 0.7%
967	Agilent Technologies, Inc.	133,775
3,133	Honeywell International, Inc.	598,779

		732,554
	FOOD — 0.2%
3,002	Mondelez International, Inc. - Class A	209,299

	HEALTHCARE-PRODUCTS — 3.8%
6,429	Abbott Laboratories	651,001
1,645	Baxter International, Inc.	66,721
5,255	Boston Scientific Corp.*	262,908

30

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
2,537	Danaher Corp.	$639,425
2,162	Edwards Lifesciences Corp.*	178,862
288	IDEXX Laboratories, Inc.*	144,023
1,218	Intuitive Surgical, Inc.*	311,162
4,634	Medtronic PLC[1]	373,593
505	ResMed, Inc.	110,590
1,249	Stryker Corp.	356,552
1,438	Thermo Fisher Scientific, Inc.	828,820
733	Zimmer Biomet Holdings, Inc.	94,704

		4,018,361
	HEALTHCARE-SERVICES — 2.4%
1,699	Centene Corp.*	107,394
881	Elevance Health, Inc.	405,092
801	HCA Healthcare, Inc.	211,208
441	Humana, Inc.	214,088
310	Laboratory Corp. of America Holdings	71,120
3,261	UnitedHealth Group, Inc.[2]	1,541,116

		2,550,018
	INSURANCE — 2.3%
8,104	Berkshire Hathaway, Inc. - Class B*,[2]	2,502,272

	INTERNET — 19.8%
9,216	Airbnb, Inc. - Class A*	1,146,470
50,016	Alphabet, Inc. - Class A*'2	5,188,160
1,863	Amazon.com, Inc.*	192,429
3,121	CDW Corp.	608,252
12,682	eBay, Inc.[2]	562,700
872	MercadoLibre, Inc.*	1,149,348
25,749	Meta Platforms, Inc. - Class A*,[2]	5,457,243
10,266	Netflix, Inc.*,2	3,546,698
6,907	Palo Alto Networks, Inc.*,2	1,379,604
45,706	Uber Technologies, Inc.*,2	1,448,880
2,056	VeriSign, Inc.*	434,495

		21,114,279
	IRON/STEEL — 0.1%
449	Nucor Corp.	69,357

	MACHINERY-CONSTRUCTION & MINING — 0.5%
2,332	Caterpillar, Inc.	533,655

	MACHINERY-DIVERSIFIED — 0.5%
1,319	Deere & Co.	544,589

31

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDIA — 0.2%
4	Cable One, Inc.	$2,808
78	Charter Communications, Inc. - Class A*	27,894
3,461	Comcast Corp. - Class A	131,207
359	Liberty Global PLC - Class A*'[1]	7,000

		168,909
	MINING — 0.2%
2,651	Freeport-McMoRan, Inc.	108,453
1,505	Newmont Corp.	73,775

		182,228
	OIL & GAS — 0.7%
1,209	Chevron Corp.	197,260
856	ConocoPhillips	84,924
330	EOG Resources, Inc.	37,828
2,801	Exxon Mobil Corp.	307,158
314	Marathon Petroleum Corp.	42,337
494	Occidental Petroleum Corp.	30,840
306	Phillips 66	31,022
140	Pioneer Natural Resources Co.	28,594
248	Valero Energy Corp.	34,621

		794,584
	OIL & GAS SERVICES — 0.0%
903	Schlumberger N.V.[1]	44,337

	PHARMACEUTICALS — 1.7%
811	AbbVie, Inc.	129,249
563	AmerisourceBergen Corp.	90,142
952	Becton Dickinson & Co.	235,658
1,065	Cigna Group	272,140
4,818	CVS Health Corp.	358,026
1,355	Dexcom, Inc.*	157,424
365	Eli Lilly & Co.	125,348
1,205	Johnson & Johnson	186,775
1,103	Merck & Co., Inc.	117,348
2,444	Pfizer, Inc.	99,715

		1,771,825
	RETAIL — 0.5%
90	Costco Wholesale Corp.	44,719
209	Home Depot, Inc.	61,680
3,116	Walmart, Inc.	459,454
		565,853

32

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 1.3%
1,341	Advanced Micro Devices, Inc.*	$131,431
425	Analog Devices, Inc.	83,819
676	Applied Materials, Inc.	83,033
269	Broadcom, Inc.	172,574
3,196	Intel Corp.	104,413
1,943	NVIDIA Corp.	539,707
932	QUALCOMM, Inc.	118,905
714	Texas Instruments, Inc.	132,811

		1,366,693
	SOFTWARE — 31.0%
16,434	Activision Blizzard, Inc.[2]	1,406,586
10,733	Adobe, Inc.*,2	4,136,176
1,790	ANSYS, Inc.*	595,712
2,832	Atlassian Corp. - Class A*	484,753
4,984	Autodesk, Inc.*'[2]	1,037,469
5,942	Cadence Design Systems, Inc.*,2	1,248,355
5,649	Electronic Arts, Inc.	680,422
13,193	Fidelity National Information Services, Inc.[2]	716,776
6,116	Intuit, Inc.[2]	2,726,696
18,060	Microsoft Corp.[2]	5,206,698
36,102	Oracle Corp.[2]	3,354,598
2,178	Roper Technologies, Inc.[2]	959,823
23,085	Salesforce, Inc.*,2	4,611,921
4,338	ServiceNow, Inc.*,2	2,015,955
7,018	Snowflake, Inc. - Class A*,2	1,082,807
3,106	Synopsys, Inc.*,2	1,199,693
5,177	VMware, Inc. - Class A*	646,349
4,640	Workday, Inc. - Class A*,[2]	958,346

		33,069,135
	TELECOMMUNICATIONS — 0.5%
5,600	AT&T, Inc.	107,800
3,240	Cisco Systems, Inc.	169,371
184	Frontier Communications Parent, Inc.*	4,190
76	Iridium Communications, Inc.	4,707
710	Lumen Technologies, Inc.	1,881
502	T-Mobile US, Inc.*	72,710
3,298	Verizon Communications, Inc.	128,259

		488,918
	TRANSPORTATION — 1.1%
2,905	Union Pacific Corp.	584,660

33

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION (Continued)
3,233	United Parcel Service, Inc. - Class B	$627,170
		1,211,830
	TOTAL COMMON STOCKS
	(Cost $107,428,109)	106,641,970

Principal Amount
	SHORT-TERM INVESTMENTS — 0.8%
$890,271	UMB Bank Demand Deposit, 0.01%[3]	890,271
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $890,271)	890,271

	TOTAL INVESTMENTS — 100.9% (Cost $108,318,380)	107,532,241

	Liabilities in Excess of Other Assets — (0.9)%	(1,007,933)
	TOTAL NET ASSETS — 100.0%	$106,524,308

PLC - Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2023, the aggregate value of those securities was $50,810,053, representing 47.7% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

34

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	4/3/23	$98,695,415	$2,041	$(2,992,612)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	4/3/23	36,053,870	5,106	$2,248,278
TOTAL EQUITY SWAP CONTRACTS								$(744,334)

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was (94.78)% and 90.14%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
8,740	Meta Platforms, Inc. - Class A	$1,852,356	5.14%
6,130	Microsoft Corp.	1,767,279	4.90%
16,977	Alphabet, Inc. - Class A	1,761,024	4.88%
6,952	Visa, Inc. - Class A	1,567,398	4.35%
7,836	Salesforce, Inc.	1,565,476	4.34%
4,303	Mastercard, Inc. - Class A	1,563,753	4.34%
4,956	Accenture PLC - Class A	1,416,474	3.93%
3,643	Adobe, Inc.	1,403,903	3.89%
3,484	Netflix, Inc.	1,203,652	3.34%
12,253	Oracle Corp.	1,138,549	3.16%
2,076	Intuit, Inc.	925,543	2.57%
6,723	International Business Machines Corp.	881,318	2.44%
2,750	Berkshire Hathaway, Inc. - Class B	849,118	2.36%
3,254	Automatic Data Processing, Inc.	724,438	2.01%
4,257	Apple, Inc.	701,979	1.95%
9,062	PayPal Holdings, Inc.	688,168	1.91%
1,472	ServiceNow, Inc.	684,068	1.90%
1,107	UnitedHealth Group, Inc.	523,157	1.45%
15,514	Uber Technologies, Inc.	491,794	1.36%
5,579	Activision Blizzard, Inc.	477,507	1.32%
2,345	Palo Alto Networks, Inc.	468,390	1.30%
2,017	Cadence Design Systems, Inc.	423,752	1.18%
1,054	Synopsys, Inc.	407,108	1.13%
296	MercadoLibre, Inc.	390,146	1.08%
3,127	Airbnb, Inc. - Class A	388,999	1.08%
2,382	Snowflake, Inc. - Class A	367,519	1.02%
1,692	Autodesk, Inc.	352,207	0.98%
740	Roper Technologies, Inc.	326,111	0.90%
1,575	Workday, Inc. - Class A	325,301	0.90%
4,634	Fortinet, Inc.	307,976	0.85%
488	Thermo Fisher Scientific, Inc.	281,269	0.78%
1,754	Procter & Gamble Co.	260,802	0.72%
1,993	JPMorgan Chase & Co.	259,708	0.72%
4,057	Cognizant Technology Solutions Corp. - Class A	247,193	0.69%
4,478	Fidelity National Information Services, Inc.	243,290	0.67%
1,684	Crowdstrike Holdings, Inc. - Class A	231,146	0.64%
1,917	Electronic Arts, Inc.	230,903	0.64%
3,270	CoStar Group, Inc.	225,140	0.62%
1,168	Verisk Analytics, Inc. - Class A	224,092	0.62%
2,181	Abbott Laboratories	220,848	0.61%
1,757	VMware, Inc. - Class A	219,361	0.61%
2,214	Raytheon Technologies Corp.	216,817	0.60%
852	Danaher Corp.	214,738	0.60%
1,097	United Parcel Service, Inc. - Class B	212,807	0.59%
1,060	CDW Corp.	206,583	0.57%
1,063	Honeywell International, Inc.	203,161	0.56%
607	ANSYS, Inc.	202,010	0.56%
938	Boeing Co.	199,259	0.55%
985	Union Pacific Corp.	198,241	0.55%
589	Gartner, Inc.	191,879	0.53%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

35

AXS Thomson Reuters Venture Capital Return Tracker Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Software	31.0%
Internet	19.8%
Computers	10.5%
Diversified Financial Services	9.0%
Commercial Services	6.2%
Healthcare-Products	3.8%
Healthcare-Services	2.4%
Insurance	2.3%
Banks	1.8%
Pharmaceuticals	1.7%
Aerospace/Defense	1.6%
Semiconductors	1.3%
Transportation	1.1%
Beverages	1.0%
Cosmetics/Personal Care	1.0%
Chemicals	0.8%
Oil & Gas	0.7%
Electronics	0.7%
Retail	0.5%
Telecommunications	0.5%
Machinery-Diversified	0.5%
Machinery-Construction & Mining	0.5%
Agriculture	0.4%
Media	0.2%
Mining	0.2%
Food	0.2%
Biotechnology	0.2%
Iron/Steel	0.1%
Auto Manufacturers	0.1%
Electric	0.0%
Oil & Gas Services	0.0%
Total Common Stocks	100.1%
Short-Term Investments	0.8%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

36

AXS All Terrain Opportunity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 22.4%
	COMMUNICATIONS — 5.6%
39	Electronic Arts, Inc.	$4,698
43	Meta Platforms, Inc. - Class A*	9,113

		13,811
	CONSUMER DISCRETIONARY — 2.6%
131	BorgWarner, Inc.	6,434
	HEALTH CARE — 4.3%
72	Gilead Sciences, Inc.	5,974
66	Incyte Corp.*	4,770

		10,744
	INDUSTRIALS — 3.2%
38	3M Co.	3,994
16	Cummins, Inc.	3,822

		7,816
	TECHNOLOGY — 6.7%
43	Garmin Ltd.[1]	4,340
176	Juniper Networks, Inc.	6,058
165	Western Digital Corp.*	6,215

		16,613
	TOTAL COMMON STOCKS
	(Cost $51,397)	55,418
	EXCHANGE-TRADED FUNDS — 29.2%
528	Sprott Physical Gold Trust*,1	8,163
533	Invesco DB U.S. Dollar Index Bullish Fund	14,860
1,523	AGF US Market Neutral Anti-Beta Fund	31,069
1,287	Sprott Physical Platinum & Palladium Trust*,1	15,714
272	ProShares VIX Short-Term Futures ETF*	2,462
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $74,185)	72,268
	PREFERRED STOCKS — 13.1%
	CONSUMER DISCRETIONARY — 2.9%
264	WESCO International, Inc., 10.625%[2,3,4]	7,157
	ENERGY — 0.2%
20	NuStar Energy LP, 10.819%[2,3,4]	477
	FINANCIALS — 10.0%
1,000	Goldman Sachs Group, Inc., 5.500%[2,3,4]	24,820
	TOTAL PREFERRED STOCKS
	(Cost $32,089)	32,454

37

AXS All Terrain Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AGENCIES — 39.7%
$50,000	United States Treasury Bill, 0.000%, 06/01/2023*	$49,628
50,000	United States Treasury Bill, 0.000%, 11/30/2023*	48,519
	TOTAL U.S. GOVERNMENT AGENCIES
	(Cost $98,167)	98,147

Number of Shares
	SHORT-TERM INVESTMENTS — 6.8%
16,731	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.637%[5]	16,731
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,731)	16,731

	TOTAL INVESTMENTS — 111.2%
	(Cost $272,569)	275,018
	Liabilities in Excess of Other Assets — (11.2)%	(27,664)
	TOTAL NET ASSETS — 100.0%	$247,354

ETF- Exchange-Traded Fund

LP- Limited Partnership

US- United States

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	Perpetual maturity
[4]	Variable rate security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

38

AXS All Terrain Opportunity Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	6.7%
Communications	5.6%
Health Care	4.3%
Industrials	3.2%
Consumer Discretionary	2.6%
Total Common Stocks	22.4%
Exchange-Traded Funds	29.2%
Preferred Stocks
Financials	10.0%
Consumer Discretionary	2.9%
Energy	0.2%
Total Preferred Stocks	13.1%
U.S. Government Agencies	39.7%
Short-Term Investments	6.8%
Total Investments	111.2%
Liabilities in Excess of Other Assets	(11.2)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

39

AXS Merger Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 42.9%
	AEROSPACE/DEFENSE — 2.7%
18,400	Aerojet Rocketdyne Holdings, Inc.*	$1,033,528
	AIRLINES — 0.1%
3,100	Spirit Airlines, Inc.	53,227
	BANKS — 1.7%
1	Columbia Banking System, Inc.	22
36,400	First Horizon Corp.	647,192
		647,214
	BIOTECHNOLOGY — 3.2%
8,300	Horizon Therapeutics Plc*	905,862
13,400	Provention Bio, Inc.*	322,940
		1,228,802
	COMMERCIAL SERVICES — 0.2%
6,700	MoneyGram International, Inc.*	69,814
1	Ritchie Bros Auctioneers, Inc.	56
		69,870
	DISTRIBUTION/WHOLESALE — 1.8%
20,050	Univar Solutions, Inc.*	702,352
	DIVERSIFIED FINANCIAL SERVICES — 2.8%
11,500	Canaccord Genuity Group, Inc.	93,174
19,600	Focus Financial Partners, Inc. - Class A*	1,016,652
		1,109,826
	ELECTRONICS — 1.8%
13,600	National Instruments Corp.	712,776
	ENTERTAINMENT — 0.2%
13,300	Cineplex, Inc.*	86,895
	ENVIRONMENTAL CONTROL — 0.5%
3,600	Evoqua Water Technologies Corp.*	178,992
	HEALTHCARE-PRODUCTS — 0.7%
14,600	Cardiovascular Systems, Inc.*	289,956
	HEALTHCARE-SERVICES — 0.7%
6,700	Oak Street Health, Inc.*	259,156
	HOME FURNISHINGS — 0.4%
3,300	iRobot Corp.*	144,012
40

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 0.9%
6,100	Argo Group International Holdings Ltd.	$178,669
25,600	Trean Insurance Group, Inc.*	156,672
		335,341
	MEDIA — 0.3%
3,600	Shaw Communications, Inc. - Class B	107,720
	OFFICE FURNISHINGS — 0.4%
14,100	Kimball International, Inc. - Class B	174,840
	PIPELINES — 6.4%
60,000	DCP Midstream LP	2,503,200
	REAL ESTATE — 0.3%
7,600	Radius Global Infrastructure, Inc. - Class A*	111,492
	REITS — 3.3%
7,500	Healthcare Realty Trust, Inc. - REIT	144,975
10,200	Indus Realty Trust, Inc. - REIT	676,158
3,500	Life Storage, Inc. - REIT	458,815
		1,279,948
	RETAIL — 1.9%
99,600	The Fresh Market Inc. Escrow Shares[1]	—
8,800	TravelCenters of America, Inc.*	761,200
		761,200
	SOFTWARE — 11.4%
22,500	Activision Blizzard, Inc.	1,925,775
24,200	ForgeRock, Inc. - Class A*	498,520
13,600	Magnet Forensics, Inc.*	444,679
35,200	Momentive Global, Inc.*	328,064
15,900	Qualtrics International, Inc. - Class A*	283,497
14,100	Sumo Logic, Inc.*	168,918
1	Unity Software, Inc.*	26
6,200	VMware, Inc. - Class A*	774,070
		4,423,549
	TELECOMMUNICATIONS — 1.2%
9,200	Maxar Technologies, Inc.	469,752
	TOTAL COMMON STOCKS
	(Cost $16,786,158)	16,683,648
41

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 37.6%
14,589,864	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 4.70%[2]	$14,589,864
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,589,864)	14,589,864
	TOTAL INVESTMENTS — 80.5%
	(Cost $31,376,022)	31,273,512
	Other Assets in Excess of Liabilities — 19.5%	7,572,059
	TOTAL NET ASSETS — 100.0%	$38,845,571
	SECURITIES SOLD SHORT — (3.3)%
	COMMON STOCKS — (3.3)%
	MACHINERY-DIVERSIFIED — (0.5)%
(1,728)	Xylem, Inc.	(180,922)
	OFFICE FURNISHINGS — (0.1)%
(1,827)	HNI Corp.	(50,864)
	REITS — (1.4)%
(5,800)	Healthcare Realty Trust, Inc. - REIT	(112,114)
(1)	Prologis, Inc. - REIT	(125)
(1,466)	Public Storage - REIT	(442,937)
		(555,176)
	SEMICONDUCTORS — (1.3)%
(782)	Broadcom, Inc.	(501,684)
	TOTAL COMMON STOCKS
	(Proceeds $1,240,215)	(1,288,646)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,240,215)	$(1,288,646)

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0% of Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

42

AXS Merger Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Software	11.4%
Pipelines	6.4%
REITS	3.3%
Biotechnology	3.2%
Diversified Financial Services	2.8%
Aerospace/Defense	2.7%
Retail	1.9%
Distribution/Wholesale	1.8%
Electronics	1.8%
Banks	1.7%
Telecommunications	1.2%
Insurance	0.9%
Healthcare-Products	0.7%
Healthcare-Services	0.7%
Environmental Control	0.5%
Home Furnishings	0.4%
Office Furnishings	0.4%
Media	0.3%
Real Estate	0.3%
Commercial Services	0.2%
Entertainment	0.2%
Airlines	0.1%
Total Common Stocks	42.9%
Short-Term Investments	37.6%
Total Investments	80.5%
Other Assets in Excess of Liabilities	19.5%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

43

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 125.7%
	ADVERTISING — 0.9%
2,305	Omnicom Group, Inc.[1]	$217,454

	AEROSPACE/DEFENSE — 3.9%
700	General Dynamics Corp.[1]	159,747
1,037	L3Harris Technologies, Inc.[1]	203,501
682	Lockheed Martin Corp.[1]	322,402
584	Northrop Grumman Corp.[1]	269,644
		955,294

	AGRICULTURE — 3.1%
8,669	Altria Group, Inc.[1]	386,811
883	Archer-Daniels-Midland Co.[1]	70,340
3,189	Philip Morris International, Inc.[1]	310,130
		767,281

	BANKS — 0.3%
532	M&T Bank Corp.[1]	63,611

	BEVERAGES — 5.4%
6,177	Brown-Forman Corp. - Class B1	396,996
6,822	Coca-Cola Co.[1]	423,168
1,381	Molson Coors Beverage Co. - Class B1	71,370
2,406	PepsiCo, Inc.[1]	438,614
		1,330,148

	BIOTECHNOLOGY — 10.3%
1,717	Amgen, Inc.[1]	415,085
1,809	Biogen, Inc.*,1	502,956
5,846	Gilead Sciences, Inc.[1]	485,042
1,984	Incyte Corp.*,1	143,384
613	Regeneron Pharmaceuticals, Inc.*,1	503,684
1,538	Vertex Pharmaceuticals, Inc.*,1	484,578
		2,534,729

	COMMERCIAL SERVICES — 2.8%
635	MarketAxess Holdings, Inc.[1]	248,469
2,168	Rollins, Inc.[1]	81,365
1,804	Verisk Analytics, Inc. - Class A1	346,116
		675,950

	COMPUTERS — 2.1%
1,779	International Business Machines Corp.[1]	233,209
3,120	Leidos Holdings, Inc.[1]	287,227
		520,436

44

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COSMETICS/PERSONAL CARE — 3.4%
5,398	Colgate-Palmolive Co.[1]	$405,660
2,899	Procter & Gamble Co.[1]	431,052
		836,712

	DIVERSIFIED FINANCIAL SERVICES — 2.9%
1,535	Cboe Global Markets, Inc.[1]	206,058
2,112	CME Group, Inc.[1]	404,490
788	Intercontinental Exchange, Inc.[1]	82,181
543	Nasdaq, Inc.[1]	29,686
		722,415

	ELECTRIC — 1.3%
4,425	AES Corp.[1]	106,554
875	DTE Energy Co.[1]	95,847
3,603	NRG Energy, Inc.[1]	123,547
		325,948

	ENVIRONMENTAL CONTROL — 3.4%
3,101	Republic Services, Inc.[1]	419,317
2,609	Waste Management, Inc.[1]	425,711
		845,028

	FOOD — 15.0%
8,647	Campbell Soup Co.[1]	475,412
12,110	Conagra Brands, Inc.[1]	454,851
5,656	General Mills, Inc.[1]	483,362
1,919	Hershey Co.[1]	488,213
9,134	Hormel Foods Corp.[1]	364,264
6,097	Kellogg Co.[1]	408,255
1,934	Kraft Heinz Co.[1]	74,788
2,221	Kroger Co.[1]	109,651
1,519	Lamb Weston Holdings, Inc.[1]	158,766
4,995	McCormick & Co., Inc.[1]	415,634
4,269	Tyson Foods, Inc. - Class A1	253,237
		3,686,433

	HEALTHCARE-PRODUCTS — 2.7%
761	Abbott Laboratories[1]	77,059
959	Danaher Corp.[1]	241,706
604	Thermo Fisher Scientific, Inc.[1]	348,128
		666,893

	HEALTHCARE-SERVICES — 4.2%
5,170	Centene Corp.*,1	326,796
163	Elevance Health, Inc.[1]	74,949

45

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-SERVICES (Continued)
288	Humana, Inc.[1]	$139,812
1,008	Molina Healthcare, Inc.*,1	269,630
450	UnitedHealth Group, Inc.[1]	212,666
		1,023,853

	HOUSEHOLD PRODUCTS/WARES — 5.3%
4,872	Church & Dwight Co., Inc.[1]	430,734
2,767	Clorox Co.[1]	437,850
3,210	Kimberly-Clark Corp.[1]	430,846
		1,299,430

	INSURANCE — 14.7%
606	Allstate Corp.[1]	67,151
270	Aon PLC - Class A1,2	85,128
2,362	Arthur J. Gallagher & Co.[1]	451,874
2,223	Assurant, Inc.[1]	266,916
6,810	Brown & Brown, Inc.[1]	391,030
1,332	Chubb Ltd.[1,2]	258,648
2,330	Cincinnati Financial Corp.[1]	261,146
649	Everest Re Group Ltd.[1,2]	232,355
650	Globe Life, Inc.[1]	71,513
4,047	Loews Corp.[1]	234,807
1,611	Progressive Corp.[1]	230,470
2,416	Travelers Cos., Inc.[1]	414,126
3,480	W R Berkley Corp.[1]	216,665
1,868	Willis Towers Watson PLC[1,2]	434,086
		3,615,915

	MEDIA — 2.0%
993	FactSet Research Systems, Inc.[1]	412,184
2,483	Fox Corp. - Class A1	84,546
		496,730

	OIL&GAS — 1.5%
15,267	Coterra Energy, Inc.[1]	374,652

	PACKAGING & CONTAINERS — 1.0%
1,675	Packaging Corp. of America[1]	232,540

	PHARMACEUTICALS — 15.5%
2,905	AbbVie, Inc.[1]	462,970
1,309	AmerisourceBergen Corp.[1]	209,584
3,853	Bristol-Myers Squibb Co.[1]	267,052
1,985	Cardinal Health, Inc.[1]	149,868
1,085	Cigna Group[1]	277,250

46

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
3,330	CVS Health Corp.[1]	$247,452
415	Eli Lilly & Co.[1]	142,519
2,493	Johnson & Johnson[1]	386,415
1,108	McKesson Corp.[1]	394,503
4,555	Merck & Co., Inc.[1]	484,607
14,370	Organon & Co.[1]	337,982
8,535	Pfizer, Inc.[1]	348,228
557	Zoetis, Inc.[1]	92,707
		3,801,137

	REITS — 1.6%
1,293	Public Storage - REIT[1]	390,667

	RETAIL — 9.4%
101	AutoZone, Inc.*,1	248,273
828	Costco Wholesale Corp.[1]	411,408
1,778	Dollar General Corp.[1]	374,198
1,097	Domino's Pizza, Inc.[1]	361,867
1,601	McDonald's Corp.[1]	447,656
1,804	Starbucks Corp.[1]	187,851
333	Tractor Supply Co.[1]	78,268
6,089	Walgreens Boots Alliance, Inc.[1]	210,558
		2,320,079

	SEMICONDUCTORS — 1.3%
9,351	Intel Corp.[1]	305,497

	SHIPBUILDING — 0.3%
367	Huntington Ingalls Industries, Inc.[1]	75,976

	SOFTWARE — 6.6%
2,634	Activision Blizzard, Inc.[1]	225,444
4,511	Akamai Technologies, Inc.*,1	353,211
2,473	Electronic Arts, Inc.[1]	297,873
2,333	Jack Henry & Associates, Inc.[1]	351,630
2,303	Oracle Corp.[1]	213,995
671	Take-Two Interactive Software, Inc.*,1	80,050
256	Tyler Technologies, Inc.*,1	90,788
		1,612,991

	TELECOMMUNICATIONS — 3.6%
20,772	AT&T, Inc.[1]	399,861
409	Motorola Solutions, Inc.[1]	117,027
9,492	Verizon Communications, Inc.[1]	369,144
		886,032

47

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TOYS/GAMES/HOBBIES — 0.2%
891	Hasbro, Inc.[1]	$47,838

	TRANSPORTATION — 1.0%
746	C.H. Robinson Worldwide, Inc.[1]	74,130
1,649	Expeditors International of Washington, Inc.[1]	181,588
		255,718
	TOTAL COMMON STOCKS
	(Cost $30,700,675)	30,887,387

Principal Amount
	SHORT-TERM INVESTMENTS — 0.0%
$4,425	UMB Bank Demand Deposit, 0.01%[3]	4,425
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,425)	4,425

	TOTAL INVESTMENTS — 125.7%
	(Cost $30,705,100)	30,891,812
	Liabilities in Excess of Other Assets — (25.7)%	(6,312,462)
	TOTAL NET ASSETS — 100.0%	$24,579,350

PLC - Public Limited Company

REIT - Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of the security is segregated as collateral for line of credit borrowings. As of March 31, 2023, the aggregate value of those securities was $30,887,387, representing 125.7% of net assets.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

48

AXS Alternative Value Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Pharmaceuticals	15.5%
Food	15.0%
Insurance	14.7%
Biotechnology	10.3%
Retail	9.4%
Software	6.6%
Beverages	5.4%
Household Products/Wares	5.3%
Healthcare-Services	4.2%
Aerospace/Defense	3.9%
Telecommunications	3.6%
Cosmetics/Personal Care	3.4%
Environmental Control	3.4%
Agriculture	3.1%
Diversified Financial Services	2.9%
Commercial Services	2.8%
Healthcare-Products	2.7%
Computers	2.1%
Media	2.0%
REITS	1.6%
Oil & Gas	1.5%
Electric	1.3%
Semiconductors	1.3%
Transportation	1.0%
Packaging & Containers	1.0%
Advertising	0.9%
Shipbuilding	0.3%
Banks	0.3%
Toys/Games/Hobbies	0.2%
Total Common Stocks	125.7%
Short-Term Investments	0.0%
Total Investments	125.7%
Liabilities in Excess of Other Assets	(25.7)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

49

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 175.5%
	ADVERTISING — 2.3%
5,158	Omnicom Group, Inc.[1]	$486,606

	AEROSPACE/DEFENSE — 6.9%
2,163	General Dynamics Corp.[1]	493,618
2,347	L3Harris Technologies, Inc.[1]	460,575
1,049	Lockheed Martin Corp.[1]	495,894
		1,450,087

	AGRICULTURE — 4.5%
10,706	Altria Group, Inc.[1]	477,702
4,870	Philip Morris International, Inc.[1]	473,607
		951,309

	BEVERAGES — 9.7%
7,614	Brown-Forman Corp. - Class B1	489,352
8,264	Coca-Cola Co.[1]	512,616
9,596	Molson Coors Beverage Co. - Class B1	495,921
2,857	PepsiCo, Inc.[1]	520,831
		2,018,720

	BIOTECHNOLOGY — 14.2%
2,049	Amgen, Inc.[1]	495,346
1,702	Biogen, Inc.*,1	473,207
5,747	Gilead Sciences, Inc.[1]	476,828
6,123	Incyte Corp.*,1	442,509
664	Regeneron Pharmaceuticals, Inc.*,1	545,589
1,695	Vertex Pharmaceuticals, Inc.*,[1]	534,044
		2,967,523

	COMMERCIAL SERVICES — 5.1%
13,917	Rollins, Inc.[1]	522,305
2,793	Verisk Analytics, Inc. - Class A1	535,865
		1,058,170

	COMPUTERS — 2.2%
5,002	Leidos Holdings, Inc.[1]	460,484

	COSMETICS/PERSONAL CARE — 5.0%
6,746	Colgate-Palmolive Co.[1]	506,962
3,586	Procter & Gamble Co.[1]	533,202
		1,040,164

	DIVERSIFIED FINANCIAL SERVICES — 2.4%
2,670	CME Group, Inc.[1]	511,358

50

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENVIRONMENTAL CONTROL — 5.1%
3,951	Republic Services, Inc.[1]	$534,254
3,267	Waste Management, Inc.[1]	533,077
		1,067,331

	FOOD — 19.8%
9,796	Campbell Soup Co.[1]	538,584
13,757	Conagra Brands, Inc.[1]	516,713
6,575	General Mills, Inc.[1]	561,900
2,114	Hershey Co.[1]	537,823
11,118	Hormel Foods Corp.[1]	443,386
7,371	Kellogg Co.[1]	493,562
12,718	Kraft Heinz Co.[1]	491,805
6,773	McCormick & Co., Inc.[1]	563,581
		4,147,354

	HEALTHCARE-PRODUCTS — 6.8%
1,910	Danaher Corp.[1]	481,396
858	Thermo Fisher Scientific, Inc.[1]	494,526
1,445	Waters Corp.*,[1]	447,415
		1,423,337

	HEALTHCARE-SERVICES — 8.9%
6,874	Centene Corp.*,1	434,506
1,016	Elevance Health, Inc.[1]	467,167
1,005	Humana, Inc.[1]	487,887
1,015	UnitedHealth Group, Inc.[1]	479,679
		1,869,239

	HOUSEHOLD PRODUCTS/WARES — 7.5%
6,001	Church & Dwight Co., Inc.[1]	530,548
3,289	Clorox Co.[1]	520,451
3,822	Kimberly-Clark Corp.[1]	512,989
		1,563,988

	INSURANCE — 17.8%
1,543	Aon PLC - Class A1	486,492
2,542	Arthur J. Gallagher & Co.[1]	486,310
8,422	Brown & Brown, Inc.[1]	483,591
4,059	Globe Life, Inc.[1]	446,571
7,931	Loews Corp.[1]	460,157
2,642	Travelers Cos., Inc.[1]	452,865
7,099	W R Berkley Corp.[1]	441,984
2,004	Willis Towers Watson PLC[1]	465,690
		3,723,660

51

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDIA — 2.3%
1,143	FactSet Research Systems, Inc.[1]	$474,448

	OIL&GAS —2.4%
20,266	Coterra Energy, Inc.[1]	497,328

	PHARMACEUTICALS — 22.2%
3,253	AbbVie, Inc.[1]	518,431
6,238	Cardinal Health, Inc.[1]	470,969
1,696	Cigna Group[1]	433,379
5,489	CVS Health Corp.[1]	407,888
3,035	Johnson & Johnson[1]	470,425
1,350	McKesson Corp.[1]	480,667
4,608	Merck & Co., Inc.[1]	490,245
16,771	Organon & Co.[1]	394,454
11,279	Pfizer, Inc.[1]	460,183
3,046	Zoetis, Inc.[1]	506,976
		4,633,617

	REITS — 2.4%
1,642	Public Storage - REIT[1]	496,114

	RETAIL — 14.0%
201	AutoZone, Inc.*,[1]	494,088
980	Costco Wholesale Corp.[1]	486,933
2,148	Dollar General Corp.[1]	452,068
1,384	Domino's Pizza, Inc.[1]	456,540
1,885	McDonald's Corp.[1]	527,065
2,128	Tractor Supply Co.[1]	500,165
		2,916,859

	SOFTWARE — 9.3%
5,725	Akamai Technologies, Inc.*,[1]	448,268
4,392	Electronic Arts, Inc.[1]	529,016
2,958	Jack Henry & Associates, Inc.[1]	445,830
1,496	Tyler Technologies, Inc.*,1	530,541
		1,953,655

	TELECOMMUNICATIONS — 4.7%
25,984	AT&T, Inc.[1]	500,192
12,327	Verizon Communications, Inc.[1]	479,397
		979,589
	TOTAL COMMON STOCKS
	(Cost $36,443,718)	36,690,940

52

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.2%
$240,533	UMB Bank Demand Deposit, 0.01%[2]	$240,533
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $240,533)	240,533

	TOTAL INVESTMENTS — 176.7%
	(Cost $36,684,251)	36,931,473
	Liabilities in Excess of Other Assets — (76.7)%	(16,028,181)
	TOTAL NET ASSETS — 100.0%	$20,903,292

Number of Shares
	SECURITIES SOLD SHORT — (126.0)%
	COMMON STOCKS — (126.0)%
	ADVERTISING — (0.9)%
(4,880)	Interpublic Group of Cos., Inc.	(181,731)

	AEROSPACE/DEFENSE — (1.7)%
(4,379)	Howmet Aerospace, Inc.	(185,538)
(1,835)	Raytheon Technologies Corp.	(179,702)
		(365,240)

	AGRICULTURE — (0.9)%
(2,230)	Archer-Daniels-Midland Co.	(177,642)

	APPAREL — (0.9)%
(1,459)	NIKE, Inc.-Class B	(178,932)

	AUTO MANUFACTURERS — (1.7)%
(722)	Cummins, Inc.	(172,471)
(2,442)	PACCAR, Inc.	(178,755)
		(351,226)

	BEVERAGES — (0.9)%
(5,144)	Keurig Dr Pepper, Inc.	(181,480)

	BIOTECHNOLOGY — (1.8)%
(2,878)	Corteva, Inc.	(173,572)
(906)	Illumina, Inc.*	(210,691)
		(384,263)

	BUILDING MATERIALS — (3.1)%
(2,748)	Johnson Controls International PLC	(165,485)
(502)	Martin Marietta Materials, Inc.	(178,240)
(1,480)	Mohawk Industries, Inc.*	(148,326)

53

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BUILDING MATERIALS (Continued)
(965)	Vulcan Materials Co.	$(165,555)
		(657,606)

	CHEMICALS — (6.9)%
(626)	Air Products and Chemicals, Inc.	(179,793)
(2,354)	DuPont de Nemours, Inc.	(168,947)
(1,215)	Ecolab, Inc.	(201,119)
(1,414)	FMC Corp.	(172,692)
(1,897)	International Flavors & Fragrances, Inc.	(174,448)
(538)	Linde PLC	(191,227)
(1,378)	PPG Industries, Inc.	(184,073)
(763)	Sherwin-Williams Co.	(171,499)
		(1,443,798)

	COMMERCIAL SERVICES — (4.2)%
(793)	Automatic Data Processing, Inc.	(176,546)
(2,345)	CoStar Group, Inc.*	(161,453)
(1,589)	Global Payments, Inc.	(167,226)
(2,270)	PayPal Holdings, Inc.*	(172,384)
(1,182)	Quanta Services, Inc.	(196,969)
		(874,578)

	COSMETICS/PERSONAL CARE — (0.8)%
(703)	Estee Lauder Cos., Inc. - Class A	(173,261)

	DIVERSIFIED FINANCIAL SERVICES — (0.8)%
(994)	American Express Co.	(163,960)

	ELECTRIC — (21.8)%
(3,440)	Alliant Energy Corp.	(183,696)
(2,134)	Ameren Corp.	(184,356)
(2,023)	American Electric Power Co., Inc.	(184,073)
(6,217)	CenterPoint Energy, Inc.	(183,153)
(2,950)	CMS Energy Corp.	(181,071)
(1,977)	Consolidated Edison, Inc.	(189,140)
(2,121)	Constellation Energy Corp.	(166,499)
(3,051)	Dominion Energy, Inc.	(170,581)
(1,599)	DTE Energy Co.	(175,154)
(1,837)	Duke Energy Corp.	(177,215)
(2,705)	Edison International	(190,946)
(1,727)	Entergy Corp.	(186,067)
(2,984)	Evergy, Inc.	(182,382)
(2,274)	Eversource Energy	(177,963)

54

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ELECTRIC (Continued)
(4,494)	Exelon Corp.	$(188,254)
(4,537)	FirstEnergy Corp.	(181,752)
(2,429)	NextEra Energy, Inc.	(187,227)
(11,605)	PG&E Corp.*	(187,653)
(2,483)	Pinnacle West Capital Corp.	(196,753)
(6,333)	PPL Corp.	(175,994)
(2,990)	Public Service Enterprise Group, Inc.	(186,726)
(1,161)	Sempra Energy	(175,497)
(2,714)	Southern Co.	(188,840)
(1,966)	WEC Energy Group, Inc.	(186,357)
(2,660)	Xcel Energy, Inc.	(179,390)
		(4,566,739)

	ELECTRICAL COMPONENTS & EQUIPMENT — (0.8)%
(1,512)	Generac Holdings, Inc.*	(163,311)

	ENERGY-ALTERNATE SOURCES — (0.9)%
(605)	SolarEdge Technologies, Inc.*	(183,890)

	ENGINEERING & CONSTRUCTION — (0.8)%
(1,479)	Jacobs Solutions, Inc.	(173,797)

	FOOD — (3.7)%
(1,236)	J M Smucker Co.	(194,509)
(4,080)	Kroger Co.	(201,430)
(2,790)	Mondelez International, Inc. - Class A	(194,519)
(2,349)	Sysco Corp.	(181,413)
		(771,871)

	GAS — (1.7)%
(1,563)	Atmos Energy Corp.	(175,619)
(6,774)	NiSource, Inc.	(189,401)
		(365,020)

	HAND/MACHINE TOOLS — (0.8)%
(2,068)	Stanley Black & Decker, Inc.	(166,639)

	HEALTHCARE-PRODUCTS — (8.8)%
(4,488)	Baxter International, Inc.	(182,033)
(3,783)	Boston Scientific Corp.*	(189,264)
(529)	Cooper Cos., Inc.	(197,507)
(4,822)	Dentsply Sirona, Inc.	(189,408)
(732)	Intuitive Surgical, Inc.*	(187,004)

55

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
(2,112)	Medtronic PLC	$(170,269)
(920)	STERIS PLC	(175,978)
(676)	Stryker Corp.	(192,978)
(712)	Teleflex, Inc.	(180,357)
(1,382)	Zimmer Biomet Holdings, Inc.	(178,554)
		(1,843,352)

	HEALTHCARE-SERVICES — (0.8)%
(2,507)	Catalent, Inc.*	(164,735)

	HOME BUILDERS — (0.9)%
(3,200)	PulteGroup, Inc.	(186,496)

	HOUSEWARES — (0.7)%
(12,067)	Newell Brands, Inc.	(150,114)

	INSURANCE — (4.8)%
(1,340)	Allstate Corp.	(148,485)
(2,779)	Arch Capital Group Ltd.*	(188,611)
(582)	Berkshire Hathaway, Inc. - Class B*	(179,704)
(836)	Chubb Ltd.	(162,335)
(472)	Everest Re Group Ltd.	(168,985)
(2,522)	MetLife, Inc.	(146,125)
		(994,245)

	INTERNET — (1.7)%
(1,815)	Amazon.com, Inc.*	(187,472)
(486)	Netflix, Inc.*	(167,903)
		(355,375)

	LODGING — (0.8)%
(3,073)	Las Vegas Sands Corp.*	(176,544)

	MACHINERY-CONSTRUCTION & MINING — (0.8)%
(719)	Caterpillar, Inc.	(164,536)

	MACHINERY-DIVERSIFIED — (2.6)%
(441)	Deere & Co.	(182,080)
(1,166)	Dover Corp.	(177,162)
(1,669)	Xylem, Inc.	(174,744)
		(533,986)

56

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MEDIA — (0.8)%
(1,588)	Walt Disney Co.*	$(159,006)

	MINING — (0.9)%
(3,753)	Newmont Corp.	(183,972)

	MISCELLANEOUS MANUFACTURING — (2.8)%
(1,064)	Eaton Corp. PLC	(182,306)
(2,193)	General Electric Co.	(209,651)
(412)	Teledyne Technologies, Inc.*	(184,312)
		(576,269)

	PACKAGING & CONTAINERS — (1.7)%
(15,982)	Amcor PLC	(181,875)
(3,228)	Ball Corp.	(177,895)
		(359,770)

	PHARMACEUTICALS — (5.9)%
(1,152)	AmerisourceBergen Corp.	(184,447)
(730)	Becton Dickinson & Co.	(180,704)
(2,504)	Bristol-Myers Squibb Co.	(173,552)
(1,682)	Dexcom, Inc.*	(195,415)
(525)	Eli Lilly & Co.	(180,296)
(2,080)	Henry Schein, Inc.*	(169,603)
(15,220)	Viatris, Inc.	(146,416)
		(1,230,433)

	REITS — (19.5)%
(1,082)	Alexandria Real Estate Equities, Inc. - REIT	(135,888)
(825)	American Tower Corp. - REIT	(168,581)
(996)	AvalonBay Communities, Inc. - REIT	(167,388)
(2,469)	Boston Properties, Inc. - REIT	(133,622)
(1,458)	Camden Property Trust - REIT	(152,857)
(1,262)	Crown Castle, Inc. - REIT	(168,906)
(1,593)	Digital Realty Trust, Inc. - REIT	(156,608)
(243)	Equinix, Inc. - REIT	(175,213)
(2,772)	Equity Residential - REIT	(166,320)
(759)	Essex Property Trust, Inc. - REIT	(158,737)
(1,080)	Extra Space Storage, Inc. - REIT	(175,965)
(1,648)	Federal Realty Investment Trust - REIT	(162,872)
(6,801)	Healthpeak Properties, Inc. - REIT	(149,418)
(9,677)	Host Hotels & Resorts, Inc. - REIT	(159,574)
(5,456)	Invitation Homes, Inc. - REIT	(170,391)
(3,343)	Iron Mountain, Inc. - REIT	(176,878)

57

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	REITS (Continued)
(1,035)	Mid-America Apartment Communities, Inc. - REIT	$(156,327)
(1,392)	Prologis, Inc. - REIT	(173,720)
(2,698)	Realty Income Corp. - REIT	(170,837)
(2,818)	Regency Centers Corp. - REIT	(172,405)
(617)	SBA Communications Corp. - Class A - REIT	(161,080)
(4,073)	UDR, Inc. - REIT	(167,237)
(3,500)	Ventas, Inc. - REIT	(151,725)
(5,178)	VICI Properties, Inc. - REIT	(168,906)
(2,420)	Welltower, Inc. - REIT	(173,490)
		(4,074,945)

	RETAIL — (5.8)%
(1,200)	Advance Auto Parts, Inc.	(145,932)
(1,197)	Dollar Tree, Inc.*	(171,829)
(1,061)	Genuine Parts Co.	(177,516)
(1,045)	Target Corp.	(173,083)
(2,222)	TJX Cos., Inc.	(174,116)
(4,960)	Walgreens Boots Alliance, Inc.	(171,517)
(1,277)	Walmart, Inc.	(188,294)
		(1,202,287)

	SHIPBUILDING —(0.8)%
(828)	Huntington Ingalls Industries, Inc.	(171,413)

	SOFTWARE — (4.9)%
(1,229)	Broadridge Financial Solutions, Inc.	(180,135)
(2,386)	Fidelity National Information Services, Inc.	(129,631)
(1,549)	Fiserv, Inc.*	(175,083)
(551)	Paycom Software, Inc.*	(167,510)
(419)	Roper Technologies, Inc.	(184,649)
(1,611)	Take-Two Interactive Software, Inc.*	(192,192)
		(1,029,200)

	TELECOMMUNICATIONS — (3.6)%
(5,042)	Corning, Inc.	(177,882)
(5,763)	Juniper Networks, Inc.	(198,362)
(691)	Motorola Solutions, Inc.	(197,716)
(1,256)	T-Mobile US, Inc.*	(181,919)
		(755,879)

	TOYS/GAMES/HOBBIES — (0.8)%
(3,129)	Hasbro, Inc.	(167,996)

58

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TRANSPORTATION — (0.7)%
(739)	Norfolk Southern Corp.	$(156,668)

	WATER — (0.8)%
(1,198)	American Water Works Co., Inc.	(175,495)
	TOTAL COMMON STOCKS
	(Proceeds $26,738,126)	(26,337,700)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $26,738,126)	$(26,337,700)

PLC - Public Limited Company

REIT-Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of the security is segregated as collateral for securities sold short. As of March 31, 2023, the aggregate value of those securities was $36,690,940, representing 175.5% of net assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

59

AXS Market Neutral Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Pharmaceuticals	22.2%
Food	19.8%
Insurance	17.8%
Biotechnology	14.2%
Retail	14.0%
Beverages	9.7%
Software	9.3%
Healthcare-Services	8.9%
Household Products/Wares	7.5%
Aerospace/Defense	6.9%
Healthcare-Products	6.8%
Environmental Control	5.1%
Commercial Services	5.1%
Cosmetics/Personal Care	5.0%
Telecommunications	4.7%
Agriculture	4.5%
Diversified Financial Services	2.4%
REITS	2.4%
Oil & Gas	2.4%
Media	2.3%
Advertising	2.3%
Computers	2.2%
Total Common Stocks	175.5%
Short-Term Investments	1.2%
Total Investments	176.7%
Liabilities in Excess of Other Assets	(76.7)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

60

AXS Adaptive Plus Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 47.9%
	United States Treasury Bill
$5,000,000	0.000%, 4/27/2023	$4,984,735
5,000,000	0.000%, 10/5/2023	4,881,225
	TOTAL U.S. TREASURY BILLS
	(Cost $9,870,338)	9,865,960

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 22.7%
	CALL OPTIONS — 22.7%
5,315	Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $686.24, Exercise Price: $0.0001, Notional Amount: $53, Expiration Date: September 15, 2024[1]	4,671,424
	TOTAL CALL OPTIONS
	(Cost $4,493,284)	4,671,424

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,493,284)	4,671,424

Number of Shares
	SHORT-TERM INVESTMENTS — 29.4%
6,068,657	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 4.70%[2]	6,068,657
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,068,657)	6,068,657

	TOTAL INVESTMENTS — 100.0%
	(Cost $20,432,279)	20,606,041
	Liabilities in Excess of Other Assets — 0.0%	(7,684)
	TOTAL NET ASSETS — 100.0%	$20,598,357

[1]	The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

61

AXS Adaptive Plus Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type	Percent of Total Net Assets
U.S. Treasury Bills	47.9%
Purchased Options Contracts	22.7%
Short-Term Investments	29.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

62

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2023 (Unaudited)

	Chesapeake Strategy Fund	Multi-Strategy Alternatives Fund[1]	Sustainable Income Fund[1]	Thomson Reuters Private Equity Return Tracker Fund[1]
Assets:
Investments, at value (cost $49,351,657, $17,675,665, $1,879,627 and $11,435,263, respectively)	$49,351,657	$18,266,866	$1,764,467	$13,434,983
Foreign currency, at value (cost $0, $0, $0 and $0, respectively)	-	-	-	-
Purchased options contracts, at value (cost $0, $0, $0 and $0, respectively)
Cash	20,024	-	-	10,727
Cash deposited with brokers for securities sold short	-	-	-	-
Cash deposited with brokers for open futures contracts	5,827,168	-	-	-
Receivables:
Investment securities sold	-	-	-	-
Fund shares sold	4,306	-	-	-
Due from Advisor	1,644	-	3,418	964
Dividends and interest	141,461	24,577	22,073	9,208
Prepaid expenses and other assets	13,210	19,883	8,218	22,201
Total assets	55,359,470	18,311,326	1,798,176	13,478,083

Liabilities:
Foreign currency due to custodian, at value (proceeds $0, $0, $0 and $0, respectively)	-	-	-	-
Securities sold short, at value (proceeds $0, $0, $0 and $0)	-	-	-	-
Unrealized depreciation on open swap contracts	-	68,392	-	931,963
Variation margin on futures contracts	988,008	-	-	-
Variation margin on swap contracts Payables:	-	-	-	-
Investment securities purchased	-	-	-	-
Fund shares redeemed	1,267	4,347	-	1,285,591
Due to Broker	-	-	-	-
Advisory fees	-	1,957	-	-
Distribution fees - Class A & Class C (Note 8)	6,142	-	-	195
Distribution fees - Investor Class (Note 8)	-	3,125	-	-
Shareholder servicing fees (Note 7)	-	-	-	-
Dividends on securities sold short	-	-	-	-
Auditing fees	5,617	8,947	8,284	7,817
Fund administration and accounting fees	1,992	3,938	14,415	10,089
Custody fees	3,398	2,849	5,578	5,937
Legal fees	921	2,074	5,053	2,601
Shareholder reporting fees	305	1,790	2,805	2,307
Chief Compliance Officer fees	1,728	844	4,475	958
Trustees' deferred compensation (Note 3)	22,165	7,398	4,688	3,754
Transfer agent fees and expenses	754	2,508	8,553	3,908
Sub-transfer agent fees and expenses	4,381	4,133	3,654	4,340
Trustees' fees and expenses	861	1,262	1,864	2,920
Interest Expense	-	-	-	-
Accrued other expenses	180	1,744	772	187
Total liabilities	1,037,719	115,308	60,141	2,262,567

Net Assets	$54,321,751	$18,196,018	$1,738,035	$11,215,516

See accompanying Notes to Consolidated Financial Statements.

63

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2023 (Unaudited)

	Chesapeake Strategy Fund	Multi-Strategy Alternatives Fund[1]	Sustainable Income Fund[1]	Thomson Reuters Private Equity Return Tracker Fund[1]
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$76,502,417	$19,284,411	$2,367,270	$13,395,873
Total distributable earnings (accumulated deficit)	(22,180,666)	(1,088,393)	(629,235)	(2,180,357)
Net Assets	$54,321,751	$18,196,018	$1,738,035	$11,215,516

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$8,431,181			$356,133
Shares of beneficial interest issued and outstanding	719,842			37,407
Redemption price per share[2]	$11.71			$9.52
Maximum sales charge (5.75% of offering price)[3]	0.71			0.58
Maximum offering price to public	$12.42			$10.10

Class C Shares:
Net assets applicable to shares outstanding	$4,983,587			$141,976
Shares of beneficial interest issued and outstanding	402,854			15,425
Redemption price per share[2,4]	$12.37			$9.20

Investor Class Shares[5]:
Net assets applicable to shares outstanding		$12,625,644
Shares of beneficial interest issued and outstanding		1,264,692
Redemption price per share[2]		$9.98

Class I Shares:
Net assets applicable to shares outstanding	$40,906,983	$5,570,374	$1,738,035	$10,717,407
Shares of beneficial interest issued and outstanding	3,449,763	553,603	227,563	1,102,994
Redemption price per share[2]	$11.86	$10.06	$7.64	$9.72

[1]	Financial statements are not consolidated.
[2]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Chesapeake Strategy Fund and Multi-Strategy Alternatives Fund do not have redemption fees.
[3]	No sales charge applies on investments of $1 million or more.
[4]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[5]	Previously R-1 Class Shares for the Multi-Strategy Alternative Fund.

See accompanying Notes to Consolidated Financial Statements.

64

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2023 (Unaudited)

	Thomson Reuters Venture Capital Return Tracker Fund[6]	All Terrain Opportunity Fund[6]	Merger Fund[6]	Alternative Value Fund[6]
Assets:
Investments, at value (cost $108,318,380, $272,569, $31,376,022, and $30,705,100, respectively)	$107,532,241	$275,018	$31,273,512	$30,891,812
Foreign currency, at value (cost $0, $0, $0 and $0, respectively)	-	-	20	-
Purchased options contracts, at value (cost $0, $0, $0 and $0, respectively)
Cash	87,797	-	-	61,253
Cash deposited with brokers for securities sold short	-	-	9,621,703	-
Cash deposited with brokers for open futures contracts	-	-	-	-
Receivables:
Investment securities sold	38,347	-	-	-
Fund shares sold	22,388	-	255	250
Due from Advisor	-	5,321	-	-
Dividends and interest	37,741	44	304,178	37,550
Prepaid expenses and other assets	32,442	7,878	18,882	16,859
Total assets	107,750,956	288,261	41,218,550	31,007,724

Liabilities:
Foreign currency due to custodian, at value (proceeds $0, $0, $714,150 and $0, respectively)	-	-	706,264	-
Securities sold short, at value (proceeds $0, $0, $1,240,215 and $0)	-	-	1,288,646	-
Unrealized depreciation on open swap contracts	744,334	-	-	-
Variation margin on futures contracts	-	-	-	-
Variation margin on swap contracts	26,765	-	-	-
Payables:
Investment securities purchased	-	-	227,224	-
Fund shares redeemed	111,754	-	34,776	-
Due to Broker	-	-	-	6,367,236
Advisory fees	66,298	-	11,410	1,289
Distribution fees - Class A & Class C (Note 8)	10,488	-	-	-
Distribution fees - Investor Class (Note 8)	-	-	226	652
Shareholder servicing fees (Note 7)	-	101	-	-
Dividends on securities sold short	-	-	-	-
Auditing fees	7,825	7,223	7,223	7,220
Fund administration and accounting fees	67,536	4,628	25,568	2,340
Custody fees	25,188	825	16,300	4,299
Legal fees	7,887	770	5,682	109
Shareholder reporting fees	22,050	570	7,216	2,764
Chief Compliance Officer fees	6,197	1,514	3,061	670
Trustees' deferred compensation (Note 3)	33,454	20,527	8,617	2,093
Transfer agent fees and expenses	22,227	2,232	6,794	1,814
Sub-transfer agent fees and expenses	51,127	-	13,735	2,508
Trustees' fees and expenses	17,132	2,158	7,770	167
Interest Expense	-	-	-	33,747
Accrued other expenses	6,386	359	2,467	1,466
Total liabilities	1,226,648	40,907	2,372,979	6,428,374

Net Assets	$106,524,308	$247,354	$38,845,571	$24,579,350

See accompanying Notes to Consolidated Financial Statements.

65

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2023 (Unaudited)

	Thomson Reuters Venture Capital Return Tracker Fund[6]	All Terrain Opportunity Fund[6]	Merger Fund[6]	Alternative Value Fund[6]
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$242,348,160	$1,096,712	$38,135,802	$24,605,314
Total distributable earnings (accumulated deficit)	(135,823,852)	(849,358)	709,769	(25,964)
Net Assets	$106,524,308	$247,354	$38,845,571	$24,579,350

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$33,732,342
Shares of beneficial interest issued and outstanding	2,395,640
Redemption price per share[7]	$14.08
Maximum sales charge (5.75% of offering price)[8]	0.86
Maximum offering price to public	$14.94

Class C Shares:
Net assets applicable to shares outstanding	$4,048,103
Shares of beneficial interest issued and outstanding	305,996
Redemption price per share[7,9]	$13.23

Investor Class Shares:
Net assets applicable to shares outstanding			$1,057,600	$3,172,004
Shares of beneficial interest issued and outstanding			99,778	278,371
Redemption price per share[7]			$10.60	$11.39

Class I Shares[10]:
Net assets applicable to shares outstanding	$68,743,863	$247,354	$37,787,971	$21,407,346
Shares of beneficial interest issued and outstanding	4,808,835	10,283	3,446,118	1,881,823
Redemption price per share[7]	$14.30	$24.05	$10.97	$11.38

[6]	Financial statements are not consolidated.
[7]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[8]	No sales charge applies on investments of $1 million or more.
[9]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[10]	Previously Institutional Class Shares for the All Terrain Opportunity Fund.

See accompanying Notes to Consolidated Financial Statements.

66

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2023 (Unaudited)

	Market Neutral Fund[11]	Adaptive Plus Fund[11,12]
Assets:
Investments, at value (cost $36,684,251 and $15,938,995, respectively)	$36,931,473	$15,934,617
Foreign currency, at value (cost $0 and $0, respectively)	-	-
Purchased options contracts, at value (cost $0 and $4,493,284, respectively)	-	4,671,424
Cash	252,352	-
Cash deposited with brokers for securities sold short	25,957,241	-
Cash deposited with brokers for open futures contracts	-	-
Receivables:
Investment securities sold	-	-
Fund shares sold	7,066	5,161
Due from Advisor	-	-
Dividends and interest	73,333	19,744
Prepaid expenses	31,129	24,975
Total assets	63,252,594	20,655,921

Liabilities:
Foreign currency due to custodian, at value (proceeds $0 and $0, respectively)	-	-
Securities sold short, at value (proceeds $26,738,126 and $0, respectively)	26,337,700	-
Unrealized depreciation on open swap contracts	-	-
Variation margin on futures contracts	-	-
Variation margin on swap contracts	-	-
Payables:
Investment securities purchased	-	-
Fund shares redeemed	9,901	-
Due to Broker	15,903,793	-
Advisory fees	5,116	9,480
Distribution fees - Class A & Class C (Note 8)	-	-
Distribution fees - Investor Class (Note 8)	453	-
Shareholder servicing fees (Note 7)	-	-
Dividends on securities sold short	48,633	-
Auditing fees	7,220	17,175
Fund administration and accounting fees	4,863	9,178
Custody fees	4,815	2,243
Legal fees	2,951	1,283
Shareholder reporting fees	7,010	177
Chief Compliance Officer fees	4,004	969
Trustees' deferred compensation (Note 3)	2,657	1,038
Transfer agent fees and expenses	3,575	14,674
Sub-transfer agent fees and expenses	1,881	477
Trustees' fees and expenses	917	699
Interest Expense	-	-
Accrued other expenses	3,813	171
Total liabilities	42,349,302	57,564

Net Assets	$20,903,292	$20,598,357

See accompanying Notes to Consolidated Financial Statements.

67

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2023 (Unaudited)

	Market Neutral Fund[11]	Adaptive Plus Fund[11,12]
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$25,064,646	$20,947,150
Total distributable earnings (accumulated deficit)	(4,161,354)	(348,793)
Net Assets	$20,903,292	$20,598,357

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$2,176,292
Shares of beneficial interest issued and outstanding	187,470
Redemption price per share[13]	$11.61

Class I Shares:
Net assets applicable to shares outstanding	$18,727,000	$20,598,357
Shares of beneficial interest issued and outstanding	1,572,645	2,057,446
Redemption price per share[13]	$11.91	$10.01

[11]	Financial statements are not consolidated.
[12]	Commenced operations on September 15, 2022.
[13]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Does not apply to the Adaptive Plus Fund.

See accompanying Notes to Consolidated Financial Statements.

68

AXS Funds

CONSOLIDATED STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2023 (Unaudited)

	Chesapeake Strategy Fund	Multi-Strategy Alternatives Fund[1]	Sustainable Income Fund[1]	Thomson Reuters Private Equity Return Tracker Fund[1]
Investment Income:
Dividends (net of foreign withholding taxes of $0, $0, $0 and $0 )	$-	$211,651	$507	$122,304
Interest	848,446	42,229	45,795	16
Total investment income	848,446	253,880	46,302	122,320

Expenses:
Fund administration and accounting fees	84,980	30,776	9,120	25,901
Registration fees	28,166	16,639	11,534	24,646
Advisory fees	416,985	94,970	5,377	85,322
Auditing fees	11,466	9,885	9,224	10,005
Custody fees	5,144	7,160	3,652	11,445
Legal fees	22,154	6,947	1,768	4,505
Transfer agent fees and expenses	14,310	12,620	1,009	9,878
Miscellaneous	5,457	4,526	777	1,953
Chief Compliance Officer fees	7,987	874	6,449	1,496
Shareholder reporting fees	11,854	3,493	1,554	3,477
Sub-transfer agent fees and expenses	26,655	10,756	-	7,873
Insurance fees	1,020	798	774	970
Trustees' fees and expenses	1,215	3,741	2,313	4,193
Shareholder servicing fees (Note 7)	-	-	-	-
Interest expense	-	-	-	-
Dividends on securities sold short	-	-	-	-
Distribution fees - Class A (Note 8)	10,509	-	-	492
Distribution fees - Class C (Note 8)	27,127	-	-	765
Distribution fees - Investor Class (Note 8)	-	16,104	-	-
Total expenses	675,029	219,289	53,551	192,921
Advisory fees waived	(105,381)	(64,933)	(5,377)	(89,278)
Other expenses absorbed	-	-	(40,569)	-
Net expenses	569,648	154,356	7,605	103,643
Net investment income (loss)	278,798	99,524	38,697	18,677

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	-	(166,644)	(40,902)	(634,666)
Purchased options contracts	-	-	-	-
Futures contracts	(884,117)	-	-	-
Forward foreign currency contracts	51,857	-	-	-
Foreign currency transactions	-	-	-	-
Securities sold short	-	-	-	-
Swap contracts	-	32,579	-	(463,507)
Net realized gain (loss)	(832,260)	(134,065)	(40,902)	(1,098,173)
Capital gain distribution from portfolio funds	-	-	-	-
Net change in unrealized appreciation (depreciation) on:
Investments	-	2,382,304	63,699	2,849,089
Purchased options contracts	-	-	-	-
Futures contracts	(3,902,912)	-	-	-
Forward foreign currency contracts	(10,673)	-	-	-
Securities sold short	-	-	-	-
Swap contracts	-	(283,583)	-	(570,432)
Net change in unrealized appreciation (depreciation)	(3,913,585)	2,098,721	63,699	2,278,657
Net increase from payment by affiliates (Note 3)	-	-	-	-
Net realized and unrealized gain (loss)	(4,745,845)	1,964,656	22,797	1,180,484
Net Increase (Decrease) in Net Assets from Operations	$(4,467,047)	$2,064,180	$61,494	$1,199,161

[1]	Financial statements are not consolidated.

See accompanying Notes to Consolidated Financial Statements.

69

AXS Funds

CONSOLIDATED STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended March 31, 2023 (Unaudited)

	Thomson Reuters Venture Capital Return Tracker Fund[2]	All Terrain Opportunity Fund[2]	Merger Fund[2]	Alternative Value Fund[2]
Investment Income:
Dividends (net of foreign withholding taxes of $0, $0, $189, and $0, respectively)	$544,941	$2,829	$169,108	$364,845
Interest	40	12,734	366,656	36
Total investment income	544,981	15,563	535,764	364,881

Expenses:
Fund administration and accounting fees	96,015	5,967	57,648	28,075
Registration fees	48,542	12,990	17,921	14,613
Advisory fees	683,058	7,230	269,120	82,965
Auditing fees	10,013	7,721	7,721	7,720
Custody fees	20,063	8,734	9,956	3,999
Legal fees	21,717	5,678	13,390	4,325
Transfer agent fees and expenses	26,622	1,108	12,586	3,264
Miscellaneous	2,225	2,973	2,034	1,670
Chief Compliance Officer fees	6,182	287	10,030	4,884
Shareholder reporting fees	16,018	6,839	4,937	2,925
Sub-transfer agent fees and expenses	32,758	-	19,423	11,469
Insurance fees	7,586	684	2,879	499
Trustees' fees and expenses	16,274	2,007	9,692	2,243
Shareholder servicing fees (Note 7)	-	518	-	-
Interest expense	-	-	16,207	181,572
Dividends on securities sold short	-	-	59,565	-
Distribution fees - Class A (Note 8)	43,946	-	-	-
Distribution fees - Class C (Note 8)	21,546	-	-	-
Distribution fees - Investor Class (Note 8)	-	-	1,379	3,771
Total expenses	1,052,565	62,736	514,488	353,994
Advisory fees waived	(167,403)	(7,230)	(114,393)	(60,604)
Other expenses absorbed	-	(47,245)	-	-
Net expenses	885,162	8,261	400,095	293,930
Net investment income (loss)	(340,181)	7,302	135,669	70,951

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(13,432,879)	(15,344)	535,705	(74,290)
Purchased options contracts	-	-	-	-
Futures contracts	-	-	-	-
Forward foreign currency contracts	-	-	-	-
Foreign currency transactions	-	-	72,696	-
Securities sold short	-	-	868,340	-
Swap contracts	(6,170,663)	-	-	-
Net realized gain (loss)	(19,603,542)	(15,344)	1,476,741	(74,290)
Capital gain distribution from portfolio funds	-	-	-	-
Net change in unrealized appreciation (depreciation) on:
Investments	33,351,103	2,323	1,150,285	2,182,132
Purchased options contracts	-	-	-	-
Futures contracts	-	-	-	-
Forward foreign currency contracts	-	-	(78,948)	-
Securities sold short	-	-	(1,168,590)	-
Swap contracts	4,804,456	-	-	-
Net change in unrealized appreciation (depreciation)	38,155,559	2,323	(97,253)	2,182,132
Net increase from payment by affiliates (Note 3)	-	-	-	-
Net realized and unrealized gain (loss)	18,552,017	(13,021)	1,379,488	2,107,842
Net Increase (Decrease) in Net Assets from Operations	$18,211,836	$(5,719)	$1,515,157	$2,178,793

[2]	Financial statements are not consolidated.

See accompanying Notes to Consolidated Financial Statements.

70

AXS Funds

CONSOLIDATED STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended March 31, 2023 (Unaudited)

	Market Neutral Fund[3]	Adaptive Plus Fund[3]
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $0, respectively)	$393,274	$-
Interest	207,488	309,784
Total investment income	600,762	309,784

Expenses:
Fund administration and accounting fees	31,653	22,260
Registration fees	19,232	13,213
Advisory fees	190,281	140,830
Auditing fees	7,720	14,675
Custody fees	2,905	3,241
Legal fees	2,695	4,952
Transfer agent fees and expenses	5,066	15,659
Miscellaneous	2,196	4,674
Chief Compliance Officer fees	4,792	2,026
Shareholder reporting fees	4,065	2,151
Sub-transfer agent fees and expenses	13,546	7,813
Insurance fees	796	1,036
Trustees' fees and expenses	3,008	3,595
Shareholder servicing fees (Note 7)	-	-
Interest expense	-	-
Dividends on securities sold short	299,720	-
Distribution fees - Class A (Note 8)	-	-
Distribution fees - Class C (Note 8)	-	-
Distribution fees - Investor Class (Note 8)	2,910	-
Total expenses	590,585	236,125
Advisory fees waived	(90,879)	(49,286)
Other expenses absorbed	-	-
Net expenses	499,706	186,839
Net investment income (loss)	101,056	122,945

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,197,527	-
Purchased options contracts	-	(591,725)
Futures contracts	-	-
Forward foreign currency contracts	-	-
Foreign currency transactions	-	-
Securities sold short	(807,436)	-
Swap contracts	-	-
Net realized gain (loss)	390,091	(591,725)
Capital gain distribution from portfolio funds	-	-
Net change in unrealized appreciation (depreciation) on:
Investments	809,354	(4,378)
Purchased options contracts	-	29,428
Futures contracts	-	-
Forward foreign currency contracts	-	-
Securities sold short	(1,547,747)	-
Swap contracts	-	-
Net change in unrealized appreciation (depreciation)	(738,393)	25,050
Net increase from payment by affiliates (Note 3)	-	389
Net realized and unrealized gain (loss)	(348,302)	(566,286)
Net Increase (Decrease) in Net Assets from Operations	$(247,246)	$(443,341)

[3]	Financial statements are not consolidated.

See accompanying Notes to Consolidated Financial Statements.

71

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022[1,2]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$278,798	$(465,441)
Net realized gain (loss) on investments, futures contracts, foreign currency transactions and swap contracts	(832,260)	6,155,491
Net change in unrealized appreciation/depreciation on futures contracts and foreign
currency transactions	(3,913,585)	2,280,932
Net increase (decrease) in net assets resulting from operations	(4,467,047)	7,970,982

Distributions to Shareholders:
Distributions:
Class A	(111,507)	(651,094)
Class C	(41,049)	(15,388)
Class I	(687,139)	(2,485,912)
Total distributions to shareholders	(839,695)	(3,152,394)

Capital Transactions:
Net proceeds from shares sold:
Class A	897,737	632,501
Class C	61,021	129,589
Class I	12,698,867	29,326,728
Reinvestment of distributions:
Class A	105,628	628,759
Class C	38,016	14,657
Class I	616,683	2,321,839
Cost of shares redeemed:
Class A	(698,113)	(1,339,769)
Class C	(1,054,066)	(779,138)
Class I	(13,963,992)	(12,430,192)
Capital Contribution from Plan of Reorganization (Note 1):
Class A	-	4,397,705
Class C	-	6,023,468
Class I	-	8,389,210
Net increase (decrease) in net assets from capital transactions	(1,298,219)	37,315,357

Total increase (decrease) in net assets	(6,604,961)	42,133,945

Net Assets:
Beginning of period	60,926,712	18,792,767
End of period	$54,321,751	$60,926,712

Capital Share Transactions:
Shares sold:
Class A	75,156	53,255
Class C	4,847	10,098
Class I	1,030,567	2,410,007
Shares reinvested:
Class A	8,967	62,439
Class C	3,049	1,372
Class I	51,735	228,078
Shares redeemed:
Class A	(57,257)	(112,625)
Class C	(81,035)	(61,450)
Class I	(1,157,835)	(1,042,674)
Capital Contribution from Plan of Reorganization (Note 1):
Class A	-	378,798
Class C	-	503,116
Class I	-	737,113
Net increase (decrease) in capital share transactions	(121,806)	3,167,527

[1]	With the Plan of Reorganization with respect to the AXS Aspect Core Diversified Strategy Fund, Class A, Class C and Class I shareholders received Class A, Class C and Class I shares of the AXS Chesapeake Strategy Fund, respectively, effective as of the close of business on December 17, 2021. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

[2]	With the Plan of Reorganization with respect to the AXS Managed Futures Strategy Fund, Class A, Class C and Class I shareholders received Class A, Class C and Class I shares of the AXS Chesapeake Strategy Fund, respectively, effective as of the close of business on July 22, 2022. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

See accompanying Notes to Consolidated Financial Statements.

72

AXS Multi-Strategy Alternatives Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$99,524	$(8,620)
Net realized gain (loss) on investments and swap contracts	(134,065)	(1,241,245)
Net change in unrealized appreciation/depreciation on investments and swap contracts	2,098,721	(4,037,850)
Net increase from reimbursement by affiliates (Note 3)	-	-
Net increase (decrease) in net assets resulting from operations	2,064,180	(5,287,715)

Distributions to Shareholders:
Distributions:
Investor Class	-	(1,996,507)
Class I	-	(2,049,477)
Total distributions to shareholders	-	(4,045,984)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	593,360	4,249,291
Class I	291,246	2,804,191
Reinvestment of distributions:
Investor Class	-	1,875,222
Class I	-	1,793,047
Cost of shares redeemed:
Investor Class	(1,937,723)	(8,524,558)
Class I	(2,818,145)	(7,103,457)
Capital contribution from Plan of Reorganization (Note 1):
Investor Class	-	9,738,840
Class I	-	4,467,783
Net increase (decrease) in net assets from capital transactions	(3,871,262)	9,300,359

Total increase (decrease) in net assets	(1,807,082)	(33,340)

Net Assets:
Beginning of period	20,003,100	20,036,440
End of period	$18,196,018	$20,003,100

Capital Share Transactions:
Shares sold:
Investor Class	59,904	339,118
Class I	29,523	232,169
Shares reinvested:
Investor Class	-	156,138
Class I	-	148,431
Shares redeemed:
Investor Class	(199,070)	(726,759)
Class I	(292,865)	(632,425)
Capital contribution from Plan of Reorganization (Note 1):
Investor Class	-	901,427
Class I	-	410,906
Net increase (decrease) in capital share transactions	(402,508)	829,005

See accompanying Notes to Consolidated Financial Statements.

73

AXS Sustainable Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (decrease) in Net Assets from:
Operations:
Net investment income (loss)	$38,697	$862,346
Net realized gain (loss) on investments	(40,902)	(443,262)
Net change in unrealized appreciation/depreciation on investments	63,699	(1,043,251)
Net increase (decrease) in net assets resulting from operations	61,494	(624,167)

Distributions to Shareholders:
Distributions:
Class I	(39,456)	(1,840,610)
Total distributions to shareholders	(39,456)	(1,840,610)

Capital Transactions:
Net proceeds from shares sold:
Class I	402,068	823,480
Reinvestment of distributions:
Class I	36,095	222,630
Cost of shares redeemed:
Class I	(82,747)	(50,061,015)
Net increase (decrease) in net assets from capital transactions	355,416	(49,014,905)

Total increase (decrease) in net assets	377,454	(51,479,682)

Net Assets:
Beginning of period	1,360,581	52,840,263
End of period	$1,738,035	$1,360,581

Capital Share Transactions:
Shares sold:
Class I	52,369	90,430
Shares reinvested:
Class I	4,746	25,652
Shares redeemed:
Class I	(10,740)	(5,029,703)
Net increase (decrease) in capital share transactions	46,375	(4,913,621)

See accompanying Notes to Consolidated Financial Statements.

74

AXS Thomson Reuters Private Equity Return Tracker Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$18,677	$6,941
Net realized gain (loss) on investments and swap contracts	(1,098,173)	(1,710,298)
Net change in unrealized appreciation/depreciation on investments and swap contracts	2,278,657	(4,918,402)
Net increase (decrease) in net assets resulting from operations	1,199,161	(6,621,759)

Distributions to Shareholders:
Distributions:
Class A	-	(187,364)
Class C	-	(61,607)
Class I	-	(7,060,546)
Total distributions to shareholders	-	(7,309,517)

Capital Transactions:
Net proceeds from shares sold:
Class A	566	151,931
Class C	-	429,809
Class I	404,348	2,781,619
Reinvestment of distributions:
Class A	-	187,364
Class C	-	61,607
Class I	-	6,710,716
Cost of shares redeemed:
Class A	(41,930)	(204,062)
Class C	(11,661)	(406,039)
Class I1	(4,829,370)	(7,130,093)
Net increase (decrease) in net assets from capital transactions	(4,478,047)	2,582,852

Total increase (decrease) in net assets	(3,278,886)	(11,348,424)

Net Assets:
Beginning of period	14,494,402	25,842,826
End of period	$11,215,516	$14,494,402

Capital Share Transactions:
Shares sold:
Class A	60	11,012
Class C	-	29,043
Class I	40,631	210,119
Shares reinvested:
Class A	-	12,824
Class C	-	4,320
Class I	-	451,596
Shares redeemed:
Class A	(4,168)	(15,561)
Class C	(1,134)	(29,073)
Class I	(500,837)	(516,859)
Net increase (decrease) in capital share transactions	(465,448)	157,421

[1]	Net of redemption fee proceeds of $102 and $2,347, respectively.

See accompanying Notes to Consolidated Financial Statements.

75

AXS Thomson Reuters Venture Capital Return Tracker Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(340,181)	$(1,966,315)
Net realized gain (loss) on investments and swap contracts	(19,603,542)	(111,425,479)
Net change in unrealized appreciation/depreciation on investments and swap contracts	38,155,559	(79,082,032)
Net increase from payment by affiliates (Note 3)	-	8,347
Net increase (decrease) in net assets resulting from operations	18,211,836	(192,465,479)

Distributions to Shareholders:
Distributions:
Class A	(276,204)	(20,127,174)
Class C	-	(2,991,249)
Class I	(769,115)	(48,306,816)
Total distributions to shareholders	(1,045,319)	(71,425,239)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,686,726	17,586,330
Class C	240,946	2,499,264
Class I	7,246,341	92,488,359
Reinvestment of distributions:
Class A	272,094	19,793,050
Class C	-	2,888,966
Class I	755,974	46,839,363
Cost of shares redeemed:
Class A1	(8,537,076)	(30,417,448)
Class C2	(1,102,429)	(6,108,419)
Class I3	(19,000,196)	(149,058,854)
Net increase (decrease) in net assets from capital transactions	(18,437,620)	(3,489,389)

Total increase (decrease) in net assets	(1,271,103)	(267,380,107)

Net Assets:
Beginning of period	107,795,411	375,175,518
End of period	$106,524,308	$107,795,411

Capital Share Transactions:
Shares sold:
Class A	127,295	714,887
Class C	19,055	108,445
Class I	541,573	3,861,384
Shares reinvested:
Class A	21,526	713,778
Class C	-	110,646
Class I	58,968	1,663,330
Shares redeemed:
Class A	(657,225)	(1,462,829)
Class C	(88,209)	(287,326)
Class I	(1,426,349)	(7,107,072)
Net increase (decrease) in capital share transactions	(1,403,366)	(1,684,757)

[1]	Net of redemption fee proceeds of $6,642 and $6,718, respectively.
[2]	Net of redemption fee proceeds of $100 and $1,400, respectively.
[3]	Net of redemption fee proceeds of $580 and $42,702, respectively.

See accompanying Notes to Consolidated Financial Statements.

76

AXS All Terrain Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$7,302	$(198,865)
Total realized gain (loss) on investments and purchased options contracts	(15,344)	(543,778)
Capital gain distributions from regulated investment companies	-	4,159
Net change in unrealized appreciation (depreciation) on investments and purchased options contracts	2,323	247,134
Net increase from payment by affiliates (Note 3)	-	8,830
Net decrease in net assets resulting from operations	(5,719)	(482,520)

Distributions to Shareholders:
Total distributions to shareholders	-	(1,356,128)

Capital Transactions:
Net proceeds from shares sold	46,606	2,707,248
Reinvestment of distributions	-	1,356,129
Net increase from payment by affiliates (Note 3)	975	-
Cost of shares redeemed[1]	(3,018,569)	(26,212,253)
Net increase (decrease) in net assets from capital transactions	(2,970,988)	(22,148,876)

Total increase (decrease) in net assets	(2,976,707)	(23,987,524)

Net Assets:
Beginning of period	3,224,061	27,211,585
End of period	$247,354	$3,224,061

Capital Share Transactions:
Shares sold	1,980	112,539
Shares reinvested	-	54,202
Shares redeemed	(128,751)	(1,096,778)
Net increase (decrease) in capital share transactions	(126,771)	(930,037)

[1]	Net of redemption fee proceeds of $838 and $398, respectively.

See accompanying Notes to Consolidated Financial Statements.

77

AXS Merger Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$135,669	$(580,780)
Net realized gain (loss) on investments, securities sold short, written options contracts and foreign currency transactions	1,476,741	1,708,947
Net change in unrealized appreciation/depreciation on investments, securities sold shorts, written options contracts and foreign currency translations	(97,253)	30,080
Net increase (decrease) in net assets resulting from operations	1,515,157	1,158,247

Distributions to Shareholders:
Distributions:
Investor Class	(6,140)	(15,978)
Class I	(226,530)	(727,558)
Total distributions to shareholders	(232,670)	(743,536)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	6,643	64,896
Class I	803,813	13,814,359
Reinvestment of distributions:
Investor Class	5,863	13,905
Class I	225,876	724,168
Cost of shares redeemed:
Investor Class[1]	(127,236)	(471,900)
Class I2	(20,688,659)	(34,170,375)
Net increase (decrease) in net assets from capital transactions	(19,773,700)	(20,024,947)

Total increase (decrease) in net assets	(18,491,213)	(19,610,236)

Net Assets:
Beginning of period	57,336,784	76,947,020
End of period	$38,845,571	$57,336,784

Capital Share Transactions:
Shares sold:
Investor Class	633	6,260
Class I	74,603	1,306,739
Shares reinvested:
Investor Class	561	1,373
Class I	20,895	69,298
Shares redeemed:
Investor Class	(12,105)	(45,905)
Class I	(1,921,065)	(3,222,242)
Net increase (decrease) in capital share transactions	(1,836,478)	(1,884,477)

[1]	Net of redemption fee proceeds of $0, and $0, respectively.
[2]	Net of redemption fee proceeds of $0 and $14,612, respectively.

See accompanying Notes to Consolidated Financial Statements.

78

AXS Alternative Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$70,951	$135,877
Net realized gain (loss) on investments	(74,290)	50,474
Net change in unrealized appreciation/depreciation on investments	2,182,132	(2,162,759)
Net increase (decrease) in net assets resulting from operations	2,178,793	(1,976,408)

Distributions to shareholders:
Distributions:
Investor Class	(37,138)	(24,234)
Class I	(329,455)	(32,671)
Total distributions to shareholders	(366,593)	(56,905)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,046,700	2,047,597
Class I	12,065,981	21,256,340
Reinvestment of distributions:
Investor Class	37,138	24,234
Class I	247,369	28,440
Cost of shares redeemed:
Investor Class[1]	(1,110,852)	(512,317)
Class I2	(9,370,365)	(3,359,852)
Net increase (decrease) in net assets from capital transactions	3,915,971	19,484,442

Total increase (decrease) in net assets	5,728,171	17,451,129

Net Assets:
Beginning of year	18,851,179	1,400,050
End of year	$24,579,350	$18,851,179

Capital Share Transactions:
Shares sold:
Investor Class	176,345	179,941
Class I	1,048,637	1,880,489
Shares reinvested:
Investor Class	3,204	2,115
Class I	21,399	2,490
Shares redeemed:
Investor Class	(97,649)	(46,503)
Class I	(836,742)	(309,066)
Net increase (decrease) in capital share transactions	315,194	1,709,466

[1]	Net of redemption fees of $380 and $623, respectively.
[2]	Net of redemption fees of $449 and $736, respectively.

See accompanying Notes to Consolidated Financial Statements.

79

AXS Market Neutral Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$101,056	$(72,800)
Net realized gain (loss)	390,091	987,275
Net change in unrealized appreciation/depreciation on investments and securities sold short	(738,393)	578,647
Net increase (decrease) in net assets resulting from operations	(247,246)	1,493,122

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,079,072	1,174,780
Class I	17,599,002	13,045,609
Cost of shares redeemed:
Investor Class[1]	(939,503)	(1,410,515)
Class I2	(17,640,143)	(2,786,148)
Net increase (decrease) in net assets from capital transactions	98,428	10,023,726

Total increase (decrease) in net assets	(148,818)	11,516,848

Net Assets:
Beginning of period	21,052,110	9,535,262
End of period	$20,903,292	$21,052,110

Capital Share Transactions:
Shares sold:
Investor Class	90,294	102,741
Class I	1,440,816	1,123,975
Shares redeemed:
Investor Class	(80,120)	(130,942)
Class I	(1,489,052)	(241,025)
Net increase (decrease) in capital share transactions	(38,062)	854,749

[1]	Net of redemption fees of $89 and $626, respectively.
[2]	Net of redemption fees of $7,962 and $2,591, respectively.

See accompanying Notes to Consolidated Financial Statements.

80

AXS Adaptive Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period September 15, 2022* through September 30, 2022
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$122,945	$(78)
Net realized gain (loss) on investments and purchase option contracts	(591,725)	-
Net change in unrealized appreciation/depreciation on investments and purchase options contracts	25,050	148,712
Net increase from payments by affiliates (Note 3)	389
Net increase (decrease) in net assets resulting from operations	(443,341)	148,634

Distributions to Shareholders:
Distributions:
Class I	(54,338)	-
Total distributions to shareholders	(54,338)	-

Capital Transactions:
Net proceeds from shares sold:
Class I	14,924,240	12,060,438
Reinvestment of distributions:
Class I	54,338	-
Cost of shares redeemed:
Class I	(5,875,338)	(216,276)
Net increase (decrease) in net assets from capital transactions	9,103,240	11,844,162

Total increase (decrease) in net assets	8,605,561	11,992,796

Net Assets:
Beginning of period	11,992,796	-
End of period	$20,598,357	$11,992,796

Capital Share Transactions:
Shares sold:
Class I	1,505,249	1,184,198
Shares reinvested:
Class I	5,812	-
Shares redeemed:
Class I	(616,526)	(21,287)
Net increase (decrease) in capital share transactions	894,535	1,162,911

*	Commencement of operations.

See accompanying Notes to Consolidated Financial Statements.

81

AXS Merger Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2023 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$1,515,157
Adjustments to reconcile net increase (decrease) in net assets from operations to Net cash provided by (used for) operating activities:
Purchases of long-term investments	(44,707,293)
Sales of long-term investments	72,581,146
Return of capital dividends received	44,560
Proceeds from securities sold short	4,609,306
Cover short securities	(10,696,486)
Proceeds from written options contracts	24,874
Purchase/Sale of short-term investments, net	(3,514,086)
(Increase) Decrease in Assets:
Dividends and interest receivables	(17,458)
Other assets	10,144
Increase (Decrease) in Liabilities:
Foreign currency payable	(291,617)
Payables for securities purchased	(1,246,576)
Advisory fees payable	(8,972)
Payables for dividends and interest on securities sold short	(7,526)
Accrued expenses	24,674
Net realized (gain)/loss	(1,313,617)
Net change in unrealized appreciation/depreciation	18,305
Net cash provided by (used for) operating activities	17,024,536

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	810,796
Cost of shares redeemed	(20,808,022)
Dividends paid to shareholders, net of reinvestments	(931)
Net cash provided by (used for) financing activities	(19,998,157)

Net increase (decrease) in cash	(2,973,621)

Cash and cash equivalents
Beginning cash balance	7,058,383
Beginning cash held at broker	5,536,941
Total beginning cash and cash equivalents	12,595,324

Ending cash balance	-
Ending cash held at broker broker	9,621,703
Total ending cash and cash equivalents	$9,621,703
Supplemental disclosure of interest expense paid	$20,018
Supplemental disclosure of reinvested distributions	$231,739

See accompanying Notes to Consolidated Financial Statements.

82

AXS Market Neutral Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2023 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$(247,246)
Adjustments to reconcile net increase (decrease) in net assets from operations to
Net cash provided by (used for) operating activities:
Purchases of long-term investments	(31,039,202)
Sales of long-term investments	21,767,664
Proceeds from securities sold short	25,371,072
Cover short securities	(18,232,901)
Purchase/Sale of short-term investments, net	469,146
(Increase) Decrease in Assets:
Dividends and interest receivables	(25,413)
Prepaid expenses and other assets	(14,999)
Increase (Decrease) in Liabilities:
Payables for dividends on securities sold short	16,618
Advisory fees payable	(777)
Accrued expenses	(16,653)
Net realized (gain)/loss	(377,424)
Net change in unrealized appreciation/depreciation	738,393
Net cash provided by (used for) operating activities	(1,591,722)

Cash flows provided by (used for) financing activities:
Borrowings from Broker	10,583,160
Proceeds from shares sold	18,689,708
Cost of shares redeemed	(18,615,902)
Net cash provided (used for) by financing activities	10,656,966

Net increase (decrease) in cash	9,065,244

Cash and cash equivalents
Beginning cash held at broker	165,874
Beginning segregated cash held by custodian	16,978,475
Total beginning cash and cash equivalents	17,144,349

Ending cash balance	252,352
Ending cash held at broker	25,957,241
Total ending cash and cash equivalents	$26,209,593

See accompanying Notes to Consolidated Financial Statements.

83

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.78	$12.21	$9.42	$11.26	$12.54	$11.77
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.18)	(0.20)	(0.02)	0.03	(0.11)
Net realized and unrealized gain (loss)	(0.96)	2.82	2.99	(1.45)	(1.21)	0.88
Total from investment operations	(0.91)	2.64	2.79	(1.47)	(1.18)	0.77

Less Distributions:
From net investment income	(0.16)	(2.07)	-	(0.37)	(0.05)	-
From net realized gain	-	-	-	-	(0.05)	-
Total distributions	(0.16)	(2.07)	-	(0.37)	(0.10)	-

Net increase from payment by affiliates	-	-	-	0.00 [2,3]	-	-

Net asset value, end of period	$11.71	$12.78	$12.21	$9.42	$11.26	$12.54

Total return[4]	(7.10)%[5]	26.21%	29.62%	(13.31)%	(9.40)%	6.54%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,431	$8,859	$3,799	$3,376	$5,048	$5,799

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	2.47%[7]	2.60%	3.36%	2.35%	2.24%	2.04%
After fees waived and expenses absorbed[6]	2.10%[7]	2.10%	2.10%	2.12%	2.10%	2.10%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.48%[7]	(1.97)%	(2.96)%	(0.44)%	0.11%	(0.84)%
After fees waived and expenses absorbed	0.85%[7]	(1.47)%	(1.70)%	(0.21)%	0.25%	(0.90)%

Portfolio turnover rate	0%[5]	0%	0%	0%	36%	13%

*	Financial information from November 8, 2019 and prior is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	The Advisor reimbursed the Fund $457 for losses from a trade error. The payment had no impact to the total return.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0%, 0%, 0%, 0.02%, 0% and 0% for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021, 2020, 2019 and 2018, respectively.
[7]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

84

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$13.47	$11.85	$9.21	$10.98	$12.26	$11.59
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.28)	(0.27)	(0.10)	(0.05)	(0.20)
Net realized and unrealized gain (loss)	(1.01)	2.99	2.91	(1.41)	(1.18)	0.87
Total from investment operations	(1.00)	2.71	2.64	(1.51)	(1.23)	0.67

Less Distributions:
From net investment income	(0.10)	(1.09)	-	(0.26)	-	-
From net realized gain	-	-	-	-	(0.05)	-
Total distributions	(0.10)	(1.09)	-	(0.26)	(0.05)	-

Net increase from payment by affiliates	-	-	-	0.00 [2,3]	-	-

Net asset value, end of period	$12.37	$13.47	$11.85	$9.21	$10.98	$12.26

Total return[4]	(7.46)%[5]	25.24%	28.66%	(13.96)%	(10.04)%	5.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,984	$6,412	$271	$309	$592	$931

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	3.22%[7]	3.35%	4.11%	3.10%	2.99%	2.81%
After fees waived and expenses absorbed[6]	2.85%[7]	2.85%	2.85%	2.87%	2.85%	2.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.27)%[7]	(2.72)%	(3.71)%	(1.19)%	(0.63)%	(1.61)%
After fees waived and expenses absorbed	0.10%[7]	(2.22)%	(2.45)%	(0.96)%	(0.49)%	(1.65)%

Portfolio turnover rate	0%[5]	0%	0%	0%	36%	13%

*	Financial information from November 8, 2019 and prior is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	The Advisor reimbursed the Fund $457 for losses from a trade error. The payment had no impact to the total return.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0%, 0%, 0%, 0.02%, 0% and 0% for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021, 2020, 2019 and 2018, respectively.
[7]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

85

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.95	$12.34	$9.50	$11.35	$12.65	$11.83
Income from Investment Operations:
Net investment income (loss)[1]	0.07	(0.15)	(0.17)	- [2]	0.05	(0.08)
Net realized and unrealized gain (loss)	(0.97)	2.86	3.01	(1.45)	(1.22)	0.90
Total from investment operations	(0.90)	2.71	2.84	(1.45)	(1.17)	0.82

Less Distributions:
From net investment income	(0.19)	(2.10)	-	(0.40)	(0.08)	-
From net realized gain	-	-	-	-	(0.05)	-
Total distributions	(0.19)	(2.10)	-	(0.40)	(0.13)	-

Net increase from payment by affiliates	-	-	-	0.00 [2,3]	-	-

Net asset value, end of period	$11.86	$12.95	$12.34	$9.50	$11.35	$12.65

Total return[4]	(6.98)%[5]	26.58%	29.89%	(13.07)%	(9.23)%	6.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,907	$45,656	$14,723	$11,955	$90,105	$158,876

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	2.22%[7]	2.35%	3.11%	2.10%	1.98%	1.81%
After fees waived and expenses absorbed[6]	1.85%[7]	1.85%	1.85%	1.87%	1.85%	1.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.73%[7]	(1.72)%	(2.71)%	(0.19)%	0.36%	(0.56)%
After fees waived and expenses absorbed	1.10%[7]	(1.22)%	(1.45)%	0.04%	0.49%	(0.60)%

Portfolio turnover rate	0%[5]	0%	0%	0%	36%	13%

*	Financial information from November 8, 2019 and prior is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	The Advisor reimbursed the Fund $457 for losses from a trade error. The payment had no impact to the total return.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0%, 0%, 0%, 0.02%, 0% and 0% for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021, 2020, 2019 and 2018, respectively.
[7]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

86

AXS Multi-Strategy Alternatives Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,		For the Period May 1, 2020 through September 30,	For the Year Ended April 30,
	(Unaudited)	2022	2021	2020**	2020	2019	2018
Net asset value, beginning of period	$8.98	$14.37	$11.12	$9.95	$11.49	$13.28	$12.80
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.01)	(0.11)	(0.03)	(0.03)	- [2]	0.03
Net realized and unrealized gain (loss)	0.95	(2.31)	3.36	1.20	(1.41)	0.61	2.15
Total from investment operations	1.00	(2.32)	3.25	1.17	(1.44)	0.61	2.18

Less Distributions:
From net investment income	-	-	-	-	-	-	(0.05)
From net realized gain	-	(3.07)	-	-	(0.10)	(2.40)	(1.65)
Total distributions	-	(3.07)	-	-	(0.10)	(2.40)	(1.70)

Net asset value, end of period	$9.98	$8.98	$14.37	$11.12	$9.95	$11.49	$13.28

Total return[3]	11.14%[5]	(21.53)%	29.23%	11.76%[5]	(12.66)%[4]	5.34%	17.25%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,626	$12,612	$10,546	$12,941	$14,586	$97,281	$84,790

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.39%[6]	2.15%	2.14%	1.66%[6]	1.58%	1.68%	1.64%
After fees waived and expenses absorbed	1.68%[6]	1.68%	1.68%	1.66%[6]	1.58%	1.68%	1.64%

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.28%[6]	(0.59)%	(1.34)%	(0.75)%[6]	(0.30)%	(0.02)%	0.24%
After fees waived and expenses absorbed	0.99%[6]	(0.12)%	(0.88)%	(0.75)%[6]	(0.30)%	(0.02)%	0.24%

Portfolio turnover rate	130%[5]	456%	419%	193%[5]	727%	838%	534%

*	Financial information from April 30, 2017 through October 18, 2019 is for the KCM Macro Trends Fund, which was reorganized into the AXS Multi-Strategy Alternatives Fund as of the close of business on October 18, 2019. On February 1, 2022, Class R-1 shares were re-designated into Investor Class shares. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
**	Fiscal year end changed to September 30, effective May 1, 2020.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	A predecessor affiliate reimbursed the Fund $43,948 for losses on pricing error. The payment had a positive 0.09% impact to the total return.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

87

AXS Multi-Strategy Alternatives Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,		For the Period May 1, 2020 through September 30,	For the Year Ended April 30,
	(Unaudited)	2022	2021	2020**	2020	2019	2018
Net asset value, beginning of period	$9.05	$14.43	$11.16	$9.97	$11.53	$13.28	$12.80
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.01	(0.09)	(0.02)	- [2]	0.02	0.04
Net realized and unrealized gain (loss)	0.95	(2.32)	3.36	1.21	(1.41)	0.63	2.18
Total from investment operations	1.01	(2.31)	3.27	1.19	(1.41)	0.65	2.22

Less Distributions:
From net investment income	-	-	-	-	(0.05)	-	(0.09)
From net realized gain	-	(3.07)	-	-	(0.10)	(2.40)	(1.65)
Total distributions	-	(3.07)	-	-	(0.15)	(2.40)	(1.74)

Net asset value, end of period	$10.06	$9.05	$14.43	$11.16	$9.97	$11.53	$13.28

Total return[3]	11.16%[5]	(21.34)%	29.30%	11.94%[5]	(12.43)%[4]	5.65%	17.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,570	$7,391	$9,490	$49,925	$43,877	$467	$563

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14%[6]	1.90%	1.89%	1.41%[6]	1.31%	1.51%	1.63%
After fees waived and expenses absorbed	1.51%[6]	1.51%	1.51%	1.41%[6]	1.31%	1.51%	1.63%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.53%[6]	(0.34)%	(1.09)%	(0.50)%[6]	(0.03)%	0.18%	0.31%
After fees waived and expenses absorbed	1.16%[6]	0.05%	(0.71)%	(0.50)%[6]	(0.03)%	0.18%	0.31%

Portfolio turnover rate	130%[5]	456%	419%	193%[5]	727%	838%	534%

*	Financial information from March 20, 2017 through October 18, 2019 is for the KCM Macro Trends Fund, which was reorganized into the AXS Multi-Strategy Alternatives Fund as of the close of business on October 18, 2019. On October 21, 2019, Institutional Class shares were re-designated into Class I Shares. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
**	Fiscal year end changed to September 30, effective May 1, 2020.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Payment by a predecessor affiliate had no impact to the total return.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

88

AXS Sustainable Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Period October 17, 2020* through September 30, 2021
Net asset value, beginning of period	$7.51	$10.37	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.19	0.47	0.47
Net realized and unrealized gain (loss)	0.13	(1.55)	0.36
Total from investment operations	0.32	(1.08)	0.83

Less Distributions:
From net investment income	(0.19)	(1.59)	(0.46)
From net realized gain	-	(0.19)	-
Total distributions	(0.19)	(1.78)	(0.46)

Net asset value, end of period	$7.64	$7.51	$10.37

Total return [2]	4.26%[3]	(12.06%)	8.42%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,738	$1,361	$52,840

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.96%[4]	1.81%	1.11%[4]
After fees waived and expenses absorbed	0.99%[4]	0.99%	0.99%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.94%)[4]	3.83%	4.62%[4]
After fees waived and expenses absorbed	5.03%[4]	4.65%	4.74%[4]

Portfolio turnover rate	31%[3]	35%	114%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

89

AXS Thomson Reuters Private Equity Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.78	$17.43	$14.05	$12.70	$13.97	$11.83
Income from Investment Operations:
Net investment income (loss)[1]	-	(0.03)	(0.06)	0.03	0.06	0.04
Net realized and unrealized gain (loss)	0.74	(3.36)	4.11	1.32	(0.46)	2.66
Total from investment operations	0.74	(3.39)	4.05	1.35	(0.40)	2.70

Less Distributions:
Return of capital	-	-	-	-	(0.02)	-
From net investment income	-	(1.33)	-	-	-	(0.22)
From net realized gain	-	(3.93)	(0.67)	-	(0.85)	(0.35)
Total distributions	-	(5.26)	(0.67)	-	(0.87)	(0.57)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]	0.01

Net asset value, end of period	$9.52	$8.78	$17.43	$14.05	$12.70	$13.96

Total return[3]	8.43%[4]	(31.51)%	29.35%	10.63%	(1.99)%	23.41%

Ratios and Supplemental Data:
Net assets, end of period[5]	$356,133	$364,431	$579,282	$237,027	$1,722,198	$1,123,625

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.06%[6]	2.78%	2.29%	1.94%	2.05%	2.05%
After fees waived and expenses absorbed	1.75%[6]	1.75%	1.78%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.27)%[6]	(1.23)%	(0.87)%	0.04%	0.23%	0.03%
After fees waived and expenses absorbed	0.04%[6]	(0.20)%	(0.36)%	0.23%	0.53%	0.33%

Portfolio turnover rate	22%[4]	45%	100%	78%	72%	38%

*	Financial information from October 1, 2017 through November 20, 2020 is for the Leland Thomson Reuters Private Equity Buyout Index Fund, which was reorganized into the AXS Thomson Reuters Private Equity Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Amount is actual; not presented in thousands.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

90

AXS Thomson Reuters Private Equity Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.52	$16.82	$13.67	$12.46	$13.82	$11.71
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.12)	(0.18)	(0.07)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	0.71	(3.30)	4.00	1.28	(0.46)	2.63
Total from investment operations	0.68	(3.42)	3.82	1.21	(0.49)	2.58

Less Distributions:
Return of capital	-	-	-	-	(0.02)	-
From net investment income	-	(0.95)	-	-	-	(0.12)
From net realized gain	-	(3.93)	(0.67)	-	(0.85)	(0.35)
Total distributions	-	(4.88)	(0.67)	-	(0.87)	(0.47)

Redemption fee proceeds[1]	-	-	-	- [2]	- [2]	-

Net asset value, end of period	$9.20	$8.52	$16.82	$13.67	$12.46	$13.82

Total return[3]	7.98%[4]	(32.02)%	28.36%	9.71%	(2.70)%	22.42%

Ratios and Supplemental Data:
Net assets, end of period[5]	$141,976	$141,057	$206,331	$1,084,258	$500,680	$664,524

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.81%[6]	3.53%	3.04%	2.69%	2.80%	2.80%
After fees waived and expenses absorbed	2.50%[6]	2.50%	2.53%	2.50%	2.50%	2.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.02)%[6]	(1.98)%	(1.62)%	(0.71)%	(0.52)%	(0.70)%
After fees waived and expenses absorbed	(0.71)%[6]	(0.95)%	(1.11)%	(0.52)%	(0.22)%	(0.40)%

Portfolio turnover rate	22%[4]	45%	100%	78%	72%	38%

*	Financial information from October 1, 2017 through November 20, 2020 is for the Leland Thomson Reuters Private Equity Buyout Index Fund, which was reorganized into the AXS Thomson Reuters Private Equity Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the Sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Amount is actual; not presented in thousands.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

91

AXS Thomson Reuters Private Equity Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.95	$17.67	$14.20	$12.81	$14.05	$11.88
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.01	(0.02)	0.06	0.09	0.08
Net realized and unrealized gain (loss)	0.76	(3.44)	4.16	1.33	(0.46)	2.68
Total from investment operations	0.77	(3.43)	4.14	1.39	(0.37)	2.76

Less Distributions:
Return of capital	-	-	-	-	(0.02)	-
From net investment income	-	(1.36)	-	-	-	(0.24)
From net realized gain	-	(3.93)	(0.67)	-	(0.85)	(0.35)
Total distributions	-	(5.29)	(0.67)	-	(0.87)	(0.59)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.72	$8.95	$17.67	$14.20	$12.81	$14.05

Total return[3]	8.60%[4]	(31.33)%	29.68%	10.85%	(1.75)%	23.71%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,717	$13,989	$25,057	$21,073	$17,336	$18,108

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.81%[5]	2.53%	2.04%	1.69%	1.80%	1.80%
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.53%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.02)%[5]	(0.98)%	(0.62)%	0.29%	0.48%	0.29%
After fees waived and expenses absorbed	0.29%[5]	0.05%	(0.11)%	0.48%	0.78%	0.59%

Portfolio turnover rate	22%[4]	45%	100%	78%	72%	38%

*	Financial information from October 1, 2017 through November 20, 2020 is for the Leland Thomson Reuters Private Equity Buyout Index Fund, which was reorganized into the AXS Thomson Reuters Private Equity Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

92

AXS Thomson Reuters Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.99	$35.13	$31.14	$18.26	$19.88	$14.73
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.21)	(0.34)	(0.18)	(0.09)	(0.15)
Net realized and unrealized gain (loss)	2.24	(16.26)	9.73	13.04	(0.45)	6.87
Net increase from payment by affiliates (Note 3)	-	- [2]	- [2]	-	-	-
Total from investment operations	2.19	(16.47)	9.39	12.86	(0.54)	6.72

Less Distributions:
From net investment income	(0.10)	(2.56)	-	-	-	(0.36)
From net realized gain	-	(4.11)	(5.41)	-	(1.08)	(1.23)
Total distributions	(0.10)	(6.67)	(5.41)	-	(1.08)	(1.59)

Redemption fee proceeds[1]	- [2]	- [2]	0.01	0.02	- [2]	0.02

Net asset value, end of period	$14.08	$11.99	$35.13	$31.14	$18.26	$19.88

Total return[3]	18.36%[4]	(57.66)%	33.23%	70.54%	(1.84)%	49.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,732	$34,824	$103,229	$82,691	$37,779	$41,820

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.06%[5]	2.07%	1.85%	1.89%	2.06%	1.99%
After fees waived and expenses absorbed	1.75%[5]	1.75%	1.76%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.06)%[5]	(1.29)%	(1.11)%	(0.90)%	(0.83)%	(1.06)%
After fees waived and expenses absorbed	(0.75)%[5]	(0.97)%	(1.02)%	(0.76)%	(0.52)%	(0.82)%

Portfolio turnover rate	10%[4]	72%	100%	115%	115%	47%

*	Financial information from October 1, 2017 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS Thomson Reuters Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

93

AXS Thomson Reuters Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.22	$33.33	$29.98	$17.71	$19.46	$14.52
Income from Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.36)	(0.57)	(0.34)	(0.22)	(0.28)
Net realized and unrealized gain (loss)	2.10	(15.28)	9.32	12.60	(0.45)	6.78
Net increase from payment by affiliates (Note 3)	-	- [2]	- [2]	-	-	-
Total from investment operations	2.01	(15.64)	8.75	12.26	(0.67)	6.50

Less Distributions:
From net investment income	-	(2.36)	-	-	-	(0.34)
From net realized gain	-	(4.11)	(5.41)	-	(1.08)	(1.23)
Total distributions	-	(6.47)	(5.41)	-	(1.08)	(1.57)

Redemption fee proceeds[1]	- [2]	- [2]	0.01	0.01	- [2]	0.01

Net asset value, end of period	$13.23	$11.22	$33.33	$29.98	$17.71	$19.46

Total return[3]	17.91%[4]	(57.99)%	32.26%	69.28%	(2.59)%	48.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,048	$4,210	$14,776	$11,205	$5,315	$6,198

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.81%[5]	2.82%	2.60%	2.64%	2.81%	2.74%
After fees waived and expenses absorbed	2.50%[5]	2.50%	2.51%	2.50%	2.50%	2.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.81)%[5]	(2.04)%	(1.86)%	(1.64)%	(1.58)%	(1.81)%
After fees waived and expenses absorbed	(1.50)%[5]	(1.72)%	(1.77)%	(1.50)%	(1.27)%	(1.57)%

Portfolio turnover rate	10%[4]	72%	100%	115%	115%	47%

*	Financial information from October 1, 2017 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS Thomson Reuters Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

94

AXS Thomson Reuters Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023		For the Year Ended September 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.20		$35.63	$31.45	$18.40	$19.97	$14.79
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)		(0.16)	(0.26)	(0.12)	(0.05)	(0.10)
Net realized and unrealized gain (loss)	2.28		(16.53)	9.84	13.16	(0.44)	6.88
Net increase from payment by affiliates (Note 3)	-		- [2]	- [2]	-	-	-
Total from investment operations	2.25		(16.69)	9.58	13.04	(0.49)	6.78

Less Distributions:
From net investment income	(0.15)		(2.64)	-	-	-	(0.37)
From net realized gain	-		(4.11)	(5.41)	-	(1.08)	(1.23)
Total distributions	(0.15)		(6.75)	(5.41)	-	(1.08)	(1.60)

Redemption fee proceeds[1]	-	[2]	0.01	0.01	0.01	- [2]	- [2]

Net asset value, end of period	$14.30		$12.20	$35.63	$31.45	$18.40	$19.97

Total return[3]	18.55%[4]		(57.56)%	33.54%	70.92%	(1.57)%	49.75%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$68,744		$68,761	$257,170	$148,199	$59,881	$54,377

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.81%[5]		1.82%	1.60%	1.64%	1.81%	1.74%
After fees waived and expenses absorbed	1.50%[5]		1.50%	1.51%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.81)	% [5]	(1.04)%	(0.86)%	(0.66)%	(0.59)%	(0.78)%
After fees waived and expenses absorbed	(0.50)	% [5]	(0.72)%	(0.77)%	(0.52)%	(0.28)%	(0.54)%

Portfolio turnover rate	10%[4]		72%	100%	115%	115%	47%

*	Financial information from October 1, 2017 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS Thomson Reuters Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

95

All Terrain Opportunity Fund

FINANCIAL HIGHLIGHTS

Class I^

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,	For the Period November 1, 2020 through September 30,	For the Year Ended October 31,
	(Unaudited)	2022	2021*	2020	2019	2018	2017
Net asset value, beginning
of period	$23.52	$25.50	$25.24	$25.25	$26.04	$25.57	$24.23
Income from Investment
Operations:
Net investment income (loss) [1,2]	0.17	(0.27)	0.04	0.12	0.44	0.37	0.60
Net realized and unrealized gain (loss)	0.323	(0.35)	1.01	1.16	0.35	0.47	1.33
Net increase from payments by affiliates (Note 3)	0.02	0.01	-	-	-	-	-
Total from investment operations	0.51	(0.61)	1.05	1.28	0.79	0.84	1.93

Less Distributions:
From net investment income	-	-	(0.07)	(0.69)	(0.45)	(0.37)	(0.59)
From net realized gain	-	(1.37)	(0.72)	(0.60)	(1.13)	-	-
Total distributions	-	(1.37)	(0.79)	(1.29)	(1.58)	(0.37)	(0.59)

Redemption fee proceeds[1]	0.02	- [4]	- [4]	-	- [4]	-	- [4]

Net asset value, end of period	$24.05	$23.52	$25.50	$25.24	$25.25	$26.04	$25.57

Total return[5]	2.25%[6,7]	(2.72)%[8]	4.21%[7]	5.24%	3.28%	3.23%	8.05%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$247	$3,224	$27,212	$29,633	$28,300	$31,485	$33,470

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[9]	12.19%[10]	2.27%	2.05%[10]	2.24%	2.15%	2.20%	2.34%
After fees waived and expenses absorbed[9,11]	1.60%[10]	1.60%	1.60%[10]	1.41%	1.52%	1.39%	1.49%[12]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed[2]	(9.16)%[10]	(1.76)%	(0.29)%[10]	(0.34)%	1.12%	0.62%	1.54%

See accompanying Notes to Consolidated Financial Statements.

96

All Terrain Opportunity Fund

FINANCIAL HIGHLIGHTS - Continued

Class I*

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,	For the Period November 1, 2020 through September 30,	For the Year Ended October 31,
	(Unaudited)	2022	2021*	2020	2019	2018	2017
After fees waived and expenses absorbed[2]	1.43%[10]	(1.09)%	0.16%[10]	0.49%	1.75%	1.43%	2.39%

Portfolio turnover rate	2,076%[7]	1,359%	655%[7]	1,445%	799%	550%	280%

^	Prior to February 1, 2022, Class I Shares were named Institutional Class Shares.
*	Fiscal year end changed to September 30, effective August 1, 2021.
1	Based on average shares outstanding for the period.
2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
3	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
4	Amount represents less than $0.01 per share.
5	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Prior to September 16, 2016, returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Prior to September 16, 2016, returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included, total returns would be lower.
6	An affiliate reimbursed the Fund $975 for losses from an error. The reimbursement had a positive 0.09% impact to the total return.
7	Not annualized.
8	The Advisor reimbursed the Fund $8,830 for losses from a trade error. The reimbursement had a positive 0.05% impact to the total return.
9	Does not include expenses of the investment companies in which the Fund invests.
10	Annualized.
11	Effective May 1, 2017, the Advisor has contractually agreed to limit the operating expenses to 1.60%.
12	If interest expense on cash due to broker had been excluded, the expense ratio would have been lowered by 0.01% for the year ended October 31, 2017.

See accompanying Notes to Consolidated Financial Statements.

97

AXS Merger Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Period January 1, 2021 through September 30, 2021**	For the Year Ended December 31,
					2020	2019	2018	2017
Net asset value, beginning of period	$10.32		$10.29	$10.33	$10.52	$10.54	$10.53	$10.22
Income from Investment Operations:
Net investment loss[1]	0.02		(0.12)	(0.12)	(0.14)	(0.08)	(0.10)	(0.15)
Net realized and unrealized gain	0.32		0.26	0.08	0.15	0.55	0.19	0.46
Total from investment operations	0.34		0.14	(0.04)	0.01	0.47	0.09	0.31

Less Distributions:
From net realized gain	(0.06)		(0.11)		(0.20)	(0.49)	(0.08)
Total distributions	(0.06)		(0.11)		(0.20)	(0.49)	(0.08)

Redemption fee proceeds[1]	-		-	- [2]	-	-	-	-

Net asset value, end of period	$10.60		$10.32	$10.29	$10.33	$10.52	$10.54	$10.53

Total return[3]	3.28	% [4]	1.37%	(0.39)%[4]	0.08%	4.48%	0.88%	3.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,058		$1,142	$1,532	$1,634	$1,990	$1,954	$4,306

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.63%[5]		2.55%	2.81%[5]	2.31%[7]	2.53%	2.28%	2.38%
After fees waived and expenses absorbed/recovered[6]	2.10%[5]		2.25%	2.61%[5]	2.26%[7]	2.53%	2.31%	2.38%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.14)%[5]		(1.43)%	(1.68)%[5]	(1.39)%	(0.71)%	(0.88)%	(1.51)%
After fees waived and expenses absorbed/recovered	0.39%[5]		(1.13)%	(1.48)%[5]	(1.34)%	(0.71)%	(0.91)%	(1.51)%

Portfolio turnover rate	157%[4]		218%	184%[4]	256%	298%	285%	218%

*	Financial information from January 1, 2017 through December 31, 2020 is for the Kellner Merger Fund, which was reorganized into the AXS Merger Fund as of the close of business on January 22, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective January 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends on securities sold short, interest expense and extraordinary expenses had been excluded, the expense ratios would have been lowered by 0.35% for the six months ended March 31, 2023, 0.50% for the year ended September 30, 2022 and 0.86% for the period January 1, 2021 through September 30, 2021. For the years ended December 31, 2020, 2019, 2018, and 2017, the ratios would have been lowered by 0.51%, 0.78%, 0.56%, and 0.63%, respectively.
[7]	Includes extraordinary expenses of 0.02% that occurred during the Fund’s fiscal year ended December 31, 2020.

See accompanying Notes to Consolidated Financial Statements.

98

AXS Merger Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Period January 1, 2021 through 2021**	For the Year Ended December 31,
				2020	2019	2018	2017
Net asset value, beginning of period	$10.66	$10.60	$10.62	$10.79	$10.78	$10.74	$10.40
Income from Investment Operations:
Net investment loss[1]	0.03	(0.09)	(0.10)	(0.11)	(0.05)	(0.07)	(0.13)
Net realized and unrealized gain	0.34	0.26	0.08	0.15	0.55	0.19	0.47
Total from investment operations	0.37	0.17	(0.02)	0.04	0.50	0.12	0.34

Less Distributions:
From net investment income	-	-	-	(0.01)	-	-	-
From net realized gain	(0.06)	(0.11)	-	(0.20)	(0.49)	(0.08)	-
Total distributions	(0.06)	(0.11)	-	(0.21)	(0.49)	(0.08)	-

Redemption fee proceeds[1]	-	- [2]	- [2]	-	-	-	-

Net asset value, end of period	$10.97	$10.66	$10.60	$10.62	$10.79	$10.78	$10.74

Total return[3]	3.46%[4]	1.61%	(0.19)%[4]	0.37%	4.66%	1.15%	3.27%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,788	$56,195	$75,415	$96,768	$164,058	$177,923	$147,941

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.38%[5]	2.30%	2.56%[5]	2.06%[7]	2.28%	2.06%	2.09%
After fees waived and expenses absorbed/recovered[6]	1.85%[5]	2.00%	2.36%[5]	2.01%[7]	2.28%	2.09%	2.09%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.11%[5]	(1.18)%	(1.43)%[5]	(1.11)%	(0.45)%	(0.64)%	(1.21)%
After fees waived and expenses absorbed/recovered	0.64%[5]	(0.88)%	(1.23)%[5]	(1.06)%	(0.45)%	(0.67)%	(1.21)%

Portfolio turnover rate	157%[4]	218%	184%[4]	256%	298%	285%	218%

*	Financial information from January 1, 2017 through December 31, 2020 is for the Kellner Merger Fund, which was reorganized into the AXS Merger Fund as of the close of business on January 22, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective January 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends on securities sold short, interest expense and extraordinary expenses had been excluded, the expense ratios would have been lowered by 0.35% for the six months ended March 31, 2023, 0.50% for the year ended September 30, 2022 and 0.86% for the period January 1, 2021 through September 30, 2021. For the years ended December 31, 2020, 2019, 2018, and 2017, the ratios would have been lowered by 0.51%, 0.78%, 0.59%, and 0.59%, respectively.
[7]	Includes extraordinary expenses of 0.02% that occurred during the Fund’s fiscal year ended December 31, 2020.

See accompanying Notes to Consolidated Financial Statements.

99

AXS Alternative Value Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023 (Unaudited)	For theYear Ended September 30, 2022	For the Period July 1, 2021 through September 30, 2021**	For the Year Ended June 30,
				2021	2020	2019	2018
Net asset value, beginning of period	$10.23	$10.33	$10.58	$8.16	$9.44	$10.23	$10.79
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.11	0.03	0.07	0.10	0.11	0.12
Net realized and unrealized gain (loss)	1.28	0.19	(0.30)	3.39	(0.65)	0.92	1.29
Total from investment operations	1.30	0.30	(0.27)	3.46	(0.55)	1.03	1.41

Less Distributions:
From net investment income	(0.06)	(0.15)	-	(1.04)	(0.08)	(0.19)	(0.18)
From net realized gain	(0.08)	(0.26)	-	-	(0.65)	(1.63)	(1.79)
Total distributions	(0.14)	(0.41)	-	(1.04)	(0.73)	(1.82)	(1.97)

Redemption fee proceeds[1]	- [2]	0.01	0.02	-	-	-	-

Net asset value, end of period	$11.39	$10.23	$10.33	$10.58	$8.16	$9.44	$10.23

Total return[3]	12.65%[5]	2.57%	(2.36)%[5]	44.75%	(6.89)%	12.90%	13.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,172	$2,010	$629	$584	$540	$545	$25

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[4]	2.99%[6]	2.42%	8.13%[6]	13.41%	2.87%	2.96%	1.62%
After fees waived and expenses absorbed[4]	2.52%[6]	1.78%	1.57%[6]	1.65%	2.02%	2.07%	1.10%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.13)%[6]	0.33%	(5.55)%[6]	(11.06)%	2.01%	2.28%	1.37%
After fees waived and expenses absorbed	0.34%[6]	0.97%	1.01%[6]	0.70%	1.16%	1.39%	0.85%

Portfolio turnover rate	17%[5]	26%	6%[5]	50%	74%	64%	84%

*	Financial information from June 30, 2018 through March 5, 2021 is for the AXS Alternative Value Fund (formerly, Cognios Large Cap Value Fund), which was reorganized into the AXS Alternative Value Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 1.42% for the six months ended March 31, 2023. For the periods ended September 30, 2022 and 2021 and June 30, 2021, 2020, 2019 and 2018, the ratios would have been lowered by 0.68% 0.47%, 0.55%, 0.92%, 0.97% and 0.00%, respectively.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

100

AXS Alternative Value Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Period July 1, 2021 through September 30, 2021**	For the Year Ended June 30,
				2021	2020	2019	2018
Net asset value, beginning of period	$10.22	$10.33	$10.58	$8.16	$9.43	$10.25	$10.80
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.14	0.03	0.08	0.13	0.18	0.20
Net realized and unrealized gain (loss)	1.29	0.19	(0.28)	3.42	(0.66)	0.82	1.23
Total from investment operations	1.32	0.33	(0.25)	3.50	(0.53)	1.00	1.43

Less Distributions:
From net investment income	(0.08)	(0.18)	-	(1.08)	(0.09)	(0.19)	(0.19)
From net realized gain	(0.08)	(0.26)	-	-	(0.65)	(1.63)	(1.79)
Total distributions	(0.16)	(0.44)	-	(1.08)	(0.74)	(1.82)	(1.98)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-	-	-

Net asset value, end of period	$11.38	$10.22	$10.33	$10.58	$8.16	$9.43	$10.25

Total return[3]	12.84%[5]	2.78%	(2.36)%[5]	45.36%	(6.67)%	12.56%	13.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,407	$16,841	$771	$684	$10,766	$19,947	$25,014

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[4]	2.74%[6]	2.17%	7.88%[6]	13.16%	2.62%	2.71%	1.37%
After fees waived and expenses absorbed[4]	2.27%[6]	1.53%	1.32%[6]	1.40%	1.77%	1.82%	0.85%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	0.12%[6]	0.58%	(5.30)%[6]	(10.81)%	2.26%	2.53%	1.62%
After fees waived and expenses absorbed	0.59%[6]	1.22%	1.26%[6]	0.95%	1.41%	1.64%	1.10%

Portfolio turnover rate	17%[5]	26%	6%[5]	50%	74%	64%	84%

*	Financial information from June 30, 2018 through March 5, 2021 is for the AXS Alternative Value Fund (formerly, Cognios Large Cap Value Fund), which was reorganized into the AXS Alternative Value Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 1.42% for the six months ended March 31, 2023. For the periods ended September 30, 2022 and 2021 and June 30, 2021, 2020, 2019 and 2018, the ratios would have been lowered by 0.68%, 0.47%, 0.55%, 0.92%, 0.97% and 0.00%, respectively.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

101

AXS Market Neutral Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Period July 1, 2021 through September 30, 2021**	For the Year Ended June 30,			For the Period October 1, 2017 through June 30, 2018	For the Year Ended September 30, 2017
				2021	2020	2019
Net asset value, beginning of period	$11.46	$9.94	$10.06	$10.15	$10.00	$10.31	$9.32	$9.93
Income from Investment Operations:
Net investment income (loss)[1]	0.03	(0.08)	(0.04)	(0.15)	(0.11)	(0.05)	(0.08)	(0.13)
Net realized and unrealized gain (loss)	0.12	1.60	(0.08)	0.06	0.26	(0.26)	1.07	(0.33)
Total from investment operations	0.15	1.52	(0.12)	(0.09)	0.15	(0.31)	0.99	(0.46)

Less Distributions:
From net realized gain	-	-	-	-	-	-	-	(0.15)
Total distributions	-	-	-	-	-	-	-	(0.15)

Redemption fee proceeds[1]	- [2]	- [2]	-	- [2]	-	-	-	-

Net asset value, end of period	$11.61	$11.46	$9.94	$10.06	$10.15	$10.00	$10.31	$9.32

Total return[3]	1.31%[4]	15.29%	(1.19)%[4]	(0.89)%	1.50%	(3.01)%	10.62%[4]	(4.65)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,176	$2,031	$2,042	$2,188	$7,155	$17,931	$19,771	$22,997

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	4.58%[6]	4.65%	5.36%[6]	5.97%	4.86%	4.27%	4.09%[6]	3.87%
After fees waived and expenses absorbed[5]	3.91%[6]	3.88%	4.36%[6]	4.22%	4.34%	3.88%	3.66%[6,7]	3.72%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.16)%[6]	(1.51)%	(2.67)%[6]	(3.21)%	(1.61)%	(0.65)%	(1.41)%[6]	(1.57)%
After fees waived and expenses absorbed	0.51%[6]	(0.74)%	(1.67)%[6]	(1.46)%	(1.09)%	(0.26)%	(0.98)%[6]	(1.42)%

Portfolio turnover rate	67%[4]	42%	15%[4]	91%	137%	159%	104%[4]	277%

*	Financial information for the year ended September 30, 2017 through March 5, 2021 is for the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund), which was reorganized into the AXS Market Neutral Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 2.21% for the six months ended March 31, 2023. For the periods ended September 30, 2022 and 2021, the periods ended June 30, 2021, 2020, 2019, 2018 and the period ended September 30, 2017, the ratios would have been lowered by 2.18, 2.66%, 2.52%, 2.64%, 2.19%, 1.79%, and 1.77%, respectively.
[6]	Annualized.
[7]	Contractual expense limitation changed from 1.95% to 1.70% effective May 5, 2018.

See accompanying Notes to Consolidated Financial Statements.

102

AXS Market Neutral Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months EndedMarch 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Period July 1, 2021 through September 30, 2021**	For the Year Ended June 30,			For the Period October 1, 2017 through June 30, 2018	For the Year Ended September 30, 2017
				2021	2020	2019
Net asset value, beginning of period	$11.73	$10.15	$10.28	$10.35	$10.17	$10.46	$9.44	$10.02
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.06)	(0.04)	(0.12)	(0.08)	0.01	(0.05)	(0.11)
Net realized and unrealized gain (loss)	0.13	1.64	(0.09)	0.05	0.26	(0.30)	1.07	(0.32)
Total from investment operations	0.18	1.58	(0.13)	(0.07)	0.18	(0.29)	1.02	(0.43)

Less Distributions:
From net realized gain	-	-	-	-	-	-	-	(0.15)
Total distributions	-	-	-	-	-	-	-	(0.15)

Redemption fee proceeds	- [2]	- [2]	-	- [2]	-	-	-	-

Net asset value, end of period	$11.91	$11.73	$10.15	$10.28	$10.35	$10.17	$10.46	$9.44

Total return[3]	1.53%[4]	15.57%	(1.26)%[4]	(0.68)%	1.77%	(2.77)%	10.81%[4]	(4.31)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,727	$19,021	$7,493	$9,537	$31,433	$74,525	$44,363	$38,856

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	4.33%[6]	4.40%	5.11%[6]	5.72%	4.61%	4.02%	3.84%[6]	3.62%
After fees waived and expenses absorbed[5]	3.66%[6]	3.63%	4.11%[6]	3.97%	4.09%	3.63%	3.41%[6,7]	3.47%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.09%[6]	(1.26)%	(2.42)%[6]	(2.96)%	(1.36)%	(0.40)%	(1.16)%[6]	(1.29)%
After fees waived and expenses absorbed	0.76%[6]	(0.49)%	(1.42)%[6]	(1.21)%	(0.84)%	(0.01)%	(0.73)%[6]	(1.14)%

Portfolio turnover rate	67%[4]	42%	15%[4]	91%	137%	159%	104%[4]	277%

*	Financial information for the year ended September 30, 2017 through March 5, 2021 is for the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund), which was reorganized into the AXS Market Neutral Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 2.21% for the six months ended March 31, 2023. For the period ended September 30, 2022 and 2021, the periods ended June 30, 2021, 2020, 2019, 2018 and the period ended September 30, 2017, the ratios would have been lowered by 2.18%, 2.66%, 2.52%, 2.64%, 2.19%, 1.79%, and 1.77%, respectively.
[6]	Annualized. [7]
[7]	Contractual expense limitation changed from 1.75% to 1.45% effective May 5, 2018.

See accompanying Notes to Consolidated Financial Statements.

103

AXS Adaptive Plus Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period September 15, 2022* Through September 30, 2022
Net asset value, beginning of period	$10.31	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.06	-[2]
Net realized and unrealized gain (loss) on investments
and purchased options contracts	(0.33)	0.31
Net increase from reimbursement by affiliate	- [2]	-
Total from investment operations	(0.27)	0.31

Less Distributions:
From net investment income	(0.03)	-
Total distributions	(0.03)	-

Net asset value, end of period	$10.01	$10.31

Total return [3]	(2.64)%[4]	3.10%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,598	$11,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.51%[5]	19.43%[5]
After fees waived and expenses absorbed/recovered	1.99%[5]	1.99%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.79%[5]	(17.50)%[5]
After fees waived and expenses absorbed/recovered	1.31%[5]	(0.06) [5]

Portfolio turnover rate	-%[4]	-%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

104

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Note 1 - Organization

AXS Chesapeake Strategy Fund (the “Chesapeake Strategy Fund”), AXS Multi-Strategy Alternatives Fund (the “Multi-Strategy Alternatives Fund”), AXS Sustainable Income Fund (the “Sustainable Income Fund”), AXS Thomson Reuters Private Equity Return Tracker Fund (the “Thomson Reuters Private Equity Return Tracker Fund”), AXS Thomson Reuters Venture Capital Return Tracker Fund (the “Thomson Reuters Venture Capital Return Tracker Fund”), AXS All Terrain Opportunity Fund (the “All Terrain Opportunity Fund”), AXS Merger Fund (the “Merger Fund”), AXS Alternative Value Fund (the "Alternative Value Fund"), AXS Market Neutral Fund (the “Market Neutral Fund”) and AXS Adaptive Plus Fund (the “Adaptive Plus Fund”), (each a “Fund” and collectively the "Funds") are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an openend management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, other than the Merger Fund and the Adaptive Plus Fund, are diversified funds. The Merger Fund and the Adaptive Plus Fund are non-diversified funds.

The Chesapeake Strategy Fund's investment objective is to achieve long-term capital appreciation.

The Chesapeake Strategy Fund commenced investment operations on November 11, 2019 with Class A shares, Class C Shares and Class I shares. Prior to that date, the Chesapeake Strategy Fund acquired the assets and assumed the liabilities of the Equinox Chesapeake Strategy Fund (the “Chesapeake Strategy Predecessor Fund”), a series of Equinox Funds Trust, which offered three class of shares, Class A, Class C, and Class I shares. On November 6, 2019, beneficial owners of the Chesapeake Strategy Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the AXS Chesapeake Strategy Fund. The Plan of Reorganization was approved by the Trust's Board on June 14, 2019 and by the Equinox Funds Trust Board on July 1, 2019. The tax-free reorganization was accomplished on November 8, 2019. As a result of the reorganization, the Chesapeake Strategy Fund assumed the performance and accounting history of the Chesapeake Strategy Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Chesapeake Strategy Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Chesapeake Strategy Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	455,380	$4,835,786
Class C	52,298	541,044
Class I	7,369,196	78,929,398

The net unrealized depreciation of investments transferred was $2,540,824 as of the date of the acquisition.

On November 3, 2021, based on the recommendation of the Advisor, the Trust's Board approved the reorganization of the AXS Aspect Core Diversified Strategy Fund (the “Aspect Core Fund”) into the Chesapeake Strategy Fund. The Board called and held a meeting of shareholders of Aspect Core Fund on December 15, 2021, where shareholders approved the reorganization. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies. The reorganization provided for the transfer of assets of the Aspect Core Fund (the “Target Fund”) to the Chesapeake Strategy Fund (the Acquiring Fund”) and the assumption of the liabilities of the Aspect Core Fund by the Chesapeake Strategy Fund. Following the reorganization, the Chesapeake Strategy Fund held the assets of the Aspect Core Fund. The reorganization was effective as of the close of business on December 17, 2021. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Aspect Core Fund received the same aggregate share net asset value in the corresponding classes as noted below:

105

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

	Shares Issued	Net Assets
Class A	83,620	$839,543
Class C	180,850	1,924,244
Class I	295,670	3,001,051

On April 21, 2022, based on the recommendation of the Advisor, the Trust's Board approved the reorganization of the AXS Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) into the Chesapeake Strategy Fund. No vote of the shareholders of the Fund was required to approve the Reorganization. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies. The reorganization provided for the transfer of assets of the Managed Futures Strategy Fund (the “Target Fund”) to the Chesapeake Strategy Fund (the Acquiring Fund”) and the assumption of the liabilities of the Managed Futures Strategy Fund by the Chesapeake Strategy Fund. Following the reorganization, the Chesapeake Strategy Fund held the assets of the Managed Futures Strategy Fund. The reorganization was effective as of the close of business on July 22, 2022. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Managed Futures Strategy Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	295,178	$3,558,162
Class C	322,266	4,099,223
Class I	441,442	5,388,160

The Multi-Strategy Alternatives Fund's investment objective is long-term growth of capital. As a secondary goal, the Fund seeks to manage volatility and market risk. Effective May 1, 2020, the Multi-Strategy Alternatives Fund changed fiscal year end from April 30 to September 30.

The Multi-Strategy Alternatives Fund commenced investment operations on October 21, 2019 with Investor Class (previously R-1 Class Shares) and Class I shares. Prior to that date, the Multi-Strategy Alternatives Fund acquired the assets and assumed the liabilities of the KCM Macro Trends Fund (the "Multi-Strategy Alternatives Predecessor Fund"), a series of Northern Lights Fund Trust, which offered two classes of shares, Investor Class (previously R-1 Class Shares) and Institutional Class, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trusts Board on June 14, 2019, by the Board of Northern Lights Fund Trust on June 17, 2019, and by beneficial owners of the Multi-Strategy Alternatives Predecessor Fund on October 17, 2019. The tax-free reorganization was accomplished on October 18, 2019. Upon closing of the Plan of Reorganization, Institutional Class shares were designated to Class I shares. As a result of the reorganization, the Multi-Strategy Alternatives Fund assumed the performance and accounting history of the Multi-Strategy Alternatives Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Multi-Strategy Alternatives Predecessor Fund.

106

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Multi-Strategy Alternatives Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class*	7,643,433	$84,119,077
Class I	67,002	740,865

*	Previously R-1 Class Shares.

The net unrealized appreciation of investments transferred was $2,594,449 as of the date of the acquisition.

The Multi-Strategy Alternatives Fund acquired the assets and assumed the liabilities of the Good Harbor Tactical Select Fund (the "Multi-Strategy Alternatives Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A, Class C and Class I, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trusts Board on January 20, 2022, by the Board of Northern Lights Fund Trust on August 26, 2021, and by beneficial owners of the Multi-Strategy Alternatives Predecessor Fund on May 18, 2022. The tax-free reorganization was accomplished on June 3, 2022. Upon closing of the Plan of Reorganization, Class A and C shares were designated to Investor shares.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Multi-Strategy Alternatives Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class*	901,427	$9,738,840
Class I	410,906	4,467,783

*	Previously R-1 Class Shares.

The net unrealized appreciation of investments transferred was $194,738 as of the date of the acquisition.

The Sustainable Income Fund's investment objective is to seek to generate current income.

The Sustainable Income Fund commenced investment operations on October 19, 2020 with Class I shares. Prior to that date, its only activity was a transfer of 101,960 newly issued shares of the Fund's Class I in exchange for the net assets of the SKY Harbor Short Duration High Yield Partners, LP, a Delaware limited liability company (the “Company”) valued at $1,019,596. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $946,696 (identified cost of investments transferred were $951,387), totaling $1,019,596. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Thomson Reuters Private Equity Return Tracker Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. private equity-backed companies. The Fund's current benchmark is the Thomson Reuters Private Equity Buyout Index.

107

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The Thomson Reuters Private Equity Return Tracker Fund commenced investment operations on November 23, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the Thomson Reuters Private Equity Return Tracker Fund acquired the assets and assumed the liabilities of the Leland Thomson Reuters Private Equity Buyout Index Fund (the "Thomson Reuters Private Equity Return Tracker Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust's Board on August 6, 2020, by the Board of Northern Lights Fund Trust III on August 5, 2020, and by beneficial owners of the Thomson Reuters Private Equity Return Tracker Predecessor Fund on November 18, 2020. The tax-free reorganization was accomplished on November 20, 2020. As a result of the reorganization, the Thomson Reuters Private Equity Return Tracker Fund assumed the performance and accounting history of the Thomson Reuters Private Equity Return Tracker Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Thomson Reuters Private Equity Return Tracker Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Thomson Reuters Private Equity Return Tracker Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	16,123	$248,292
Class C	79,301	1,187,114
Class I	1,342,937	20,904,719

The net unrealized appreciation of investments transferred was $7,553,217 as of the date of the acquisition.

The Thomson Reuters Venture Capital Return Tracker Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund's current benchmark is the Thomson Reuters Venture Capital Index.

The Thomson Reuters Venture Capital Return Tracker Fund commenced investment operations on November 23, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the Thomson Reuters Venture Capital Return Tracker Fund acquired the assets and assumed the liabilities of the Leland Thomson Reuters Venture Capital Index Fund (the " Thomson Reuters Venture Capital Return Tracker Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust's Board on August 6, 2020, by the Board of Northern Lights Fund Trust III on August 5, 2020, and by beneficial owners of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund on November 18, 2020. The tax-free reorganization was accomplished on November 20, 2020. As a result of the reorganization, the Thomson Reuters Venture Capital Return Tracker Fund assumed the performance and accounting history of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund.

108

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	2,543,961	$81,237,729
Class C	382,538	11,745,929
Class I	4,326,594	139,556,985

The net unrealized appreciation of investments transferred was $64,795,988 as of the date of the acquisition.

The shares of each class of each Fund (other than the Sustainable Income Fund which currently only offers one class of shares) represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The All Terrain Opportunity Fund seeks to provide capital appreciation with positive returns in all market conditions. Effective August 1, 2021, the All Terrain Opportunity Fund changed fiscal year end from October 31 to September 30.

The All Terrain Opportunity Fund commenced investment operations on November 3, 2014, with three classes of shares: Class A, Class C and Class I. Class I shares were liquidated on December 4, 2015. Class C shares were redesignated to Class I shares on August 29, 2016 and were subsequently liquidated on September 30, 2016. Class A shares were re-designated to Institutional Class on September 16, 2016. Institutional Class shares were redesignated to Class I shares on February 1, 2022.

The Merger Fund's investment objective seeks to achieve positive risk-adjusted returns with less volatility than in the equity markets. Effective January 1, 2021, the Merger Fund changed fiscal year end from December 31 to September 30.

The Merger Fund commenced investment operations on January 25, 2021 with Investor Class shares and Class I shares. Prior to that date, the Merger Fund acquired the assets and assumed the liabilities of the Kellner Merger Fund (the "Merger Predecessor Fund"), a series of Advisors Series Trust, which offered two classes of shares, Investor Class shares and Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust's Board on October 20, 2020, by the Board of Advisors Series Trust on October 23, 2020, and by beneficial owners of the Merger Predecessor Fund on January 15, 2021. The tax-free reorganization was accomplished on January 22, 2021. As a result of the reorganization, the Merger Fund assumed the performance and accounting history of the Merger Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Merger Predecessor Fund.

109

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Merger Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	158,344	$1,639,685
Class I	9,122,919	$97,119,730

The net unrealized appreciation of investments transferred was $372,944 as of the date of the acquisition.

The Alternative Value Fund's investment objective is to seek long-term growth of capital. Effective July 1, 2021, the Alternative Value Fund changed fiscal year end from June 30 to September 30.

The Alternative Value Fund commenced investment operations on March 8, 2021 with Class I shares and Investor Class shares. Prior to that date, the Alternative Value Fund acquired the assets and assumed the liabilities of the AXS Alternative Value Fund (formerly, Cognios Large Cap Value Fund) (the "Alternative Value Predecessor Fund"), a series of M3Sixty Funds Trust, which offered two classes of shares, Investor Class shares and Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust's Board on October 20, 2020, by the Board of M3Sixty Funds Trust on October 20, 2020, and by beneficial owners of the Alternative Value Predecessor Fund on February 26, 2021. The tax-free reorganization was accomplished on March 5, 2021. As a result of the reorganization, the Alternative Value Fund assumed the performance and accounting history of the Alternative Value Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Alternative Value Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Alternative Value Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	53,742	$497,821
Institutional Class	65,608	$606,912

The net unrealized appreciation of investments transferred was $143,049 as of the date of the acquisition.

The Market Neutral Fund's investment objective is to seek long-term growth of capital independent of stock market direction. Effective July 1, 2021, the Market Neutral Fund changed fiscal year end from June 30 to September 30.

The Market Neutral Fund commenced investment operations on March 8, 2021 with Class I shares and Investor Class shares. Prior to that date, the Market Neutral Fund acquired the assets and assumed the liabilities of the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund) (the “Market Neutral Predecessor Fund”), a series of M3Sixty Funds Trust, which offered two class of shares, Investor Class shares and Institutional Class shares in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust's Board on October 20, 2020, by the Board of M3Sixty Funds Trust on October 20, 2020, and by beneficial owners of the Market Neutral Predecessor Fund on March 3, 2021. The tax-free reorganization was accomplished on March 5, 2021. As a result of the reorganization, the Market Neutral Fund assumed the performance and accounting history of the Market Neutral Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Market Neutral Predecessor Fund.

110

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Market Neutral Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	246,342	$2,334,398
Institutional Class	1,189,884	$11,511,835

The net unrealized appreciation of investments transferred was $735,813 as of the date of the acquisition.

The Adaptive Plus Fund's investment objective is to seek capital appreciation in rising and falling U.S. equity markets. The Adaptive Plus Fund currently offers one class of shares, Class I. Investor Class Shares are not currently available. The Fund's Class I shares commenced operations on September 15, 2022.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies."

(a) Consolidation of Subsidiary

The Chesapeake Strategy Fund may invest up to 25% of its total assets in its subsidiary, AXS Chesapeake Strategy Fund Limited, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Statements of Changes in Net Assets and Financial Highlights of the Chesapeake Strategy Fund include the accounts of the AXS Chesapeake Strategy Fund Limited. All inter-company accounts and transactions have been eliminated in the consolidation for the Chesapeake Strategy Fund. The AXS Chesapeake Strategy Fund Limited is advised by Chesapeake Investment Management LLC (“Chesapeake" or the “Sub-Advisor") and acts as an investment vehicle in order to effect certain investments consistent with the Chesapeake Strategy Fund's investment objectives and policies specified in the Chesapeake Strategy Fund's prospectus and statement of additional information. The AXS Chesapeake Strategy Fund Limited will generally invest in derivatives, including commodity futures, and other investments intended to serve as margin or collateral for derivative positions. The inception date of the AXS Chesapeake Strategy Fund Limited was April 19, 2012. As of March 31, 2023, total assets of the Chesapeake Strategy Fund were $55,359,470 of which $1,846,762, or approximately 3.34%, represented the Chesapeake Strategy Fund's ownership of the shares of the AXS Chesapeake Strategy Fund Limited.

For tax purposes, the AXS Chesapeake Strategy Fund Limited is an exempted Cayman investment company. The subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, each subsidiary is a Controlled Foreign Corporation (“CFC") and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, each subsidiary's net income and capital gains, to the extent of its earnings and profits, will be included each year in the Funds' investment company taxable income.

111

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 2 - Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds' valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds' portfolio investments, subject to the Board's oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund's advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds' records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

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(c) Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Equity Swaps (Total Return Swaps)

The Multi-Strategy Alternatives Fund, Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Funds the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Funds may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Funds on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Funds on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. When the Funds enter into a “long” equity swap, the counterparty may agree to pay the Funds the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Funds will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Funds' return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Funds on the notional amount. Alternatively, when the Funds enter into a “short” equity swap, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Funds sold a particular referenced security or securities short, less the dividend expense that the Funds would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Funds will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had they been invested directly in the referenced security or securities.

Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Funds are contractually obligated to make. If the other party to an equity swap defaults, the Funds' risk of loss consists of the net amount of payments that the Funds are contractually entitled to receive, if any. The Funds will segregate cash or liquid assets, enter into offsetting transactions or use other measures permitted by applicable law to “cover” the Funds' current obligations.

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Equity swaps are derivatives and their value can be very volatile. The Funds may engage in total return swaps to gain exposure to securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Advisor does not accurately analyze and predict future market trends, the values or assets or economic factors, the Funds may suffer a loss, which may be substantial. As of March 31, 2023, open swap agreements are shown in the Schedules of Investments.

(e) Futures Contracts

The Funds purchase and sell futures contracts to pursue their investment objective and to gain exposure to, or hedge against, change in the value of equities, interest rates, foreign currency, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If a Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

(f) Forward Foreign Currency Contracts

The Chesapeake Strategy Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statements of Operations.

(g) Short-Term Investments

The Chesapeake Strategy Fund may invest a significant amount (69.1% of its net assets as of March 31, 2023) in the Fidelity Investments Money Market Government Portfolio - Class I (“FIGXX”). FIGXX Invests in U.S. Government securities and/or repurchase agreements that are collateralized fully, U.S. Government securities issued by entities that are chartered by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury and investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity and diversification of investments. FIGXX may invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.

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FIGXX file complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semiannual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per the March 31, 2022 Annual report of the FIGXX was 0.08%, respectively.

(h) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(i) Options

The Funds may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(j) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the exdividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Consolidated Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

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March 31, 2023 (Unaudited)

(k) Federal Income Tax

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a “more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds' current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2023, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually, except for the Sustainable Income Fund and the All Terrain Opportunity Fund which will distribute net investment income, if any, quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(m) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP") that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds' written LRMP.

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March 31, 2023 (Unaudited)

Note 3 - Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay twice a month investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below:

Fund	Investment Advisory Fees	Investment Advisory Fees Tier 2		Investment Advisory Fees Tier 3
Chesapeake Strategy Fund	1.45%	-		-
Multi-Strategy Alternatives Fund	1.00%	-		-
Sustainable Income Fund	0.70%	-		-
Thomson Reuters Private Equity Return Tracker Fund	1.25%	-		-
Thomson Reuters Venture Capital Return Tracker Fund	1.25%	-		-
All Terrain Opportunity Fund	1.40%	-		-
Merger Fund	1.25%*	1.125	%**	1.00	%***
Alternative Value Fund	0.65%	-		-
Market Neutral Fund	1.40%	-		-
Adaptive Plus Fund	1.50%	-		-
*	Fund's average daily net assets up to $2 billion.
**	Fund's average daily net assets between $2 billion and $4 billion.
***	Fund's average daily net assets in excess of $4 billion.

Subsidiary	Investment Advisory Fees
AXS Chesapeake Strategy Fund Limited	1.45%

The investment management fees included a management fee paid to the Advisor by the Fund's subsidiary at an annual rate listed above of the subsidiary's average daily net assets. The Advisor had contractually agreed, for so long as the Fund invests in the subsidiary, to waive the management fee it received from the Fund in an amount equal to the management fee paid to the Advisor by the subsidiary. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the Subsidiary and the Advisor is in place unless the Advisor obtains the prior approval of the Fund's Board of Trustees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund.

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These agreements are in effect until January 31, 2024 for the Multi-Strategy Alternatives Fund, the Sustainable Income Fund, the Thomson Reuters Private Equity Return Tracker Fund, the Thomson Reuters Venture Capital Return Tracker Fund, the All Terrain Opportunity Fund, the Merger Fund, the Alternative Value Fund, the Market Neutral Fund and the Adaptive Plus Fund and July 22, 2024 for the Chesapeake Strategy Fund and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Total Limit on Annual Operating Expenses
	Class A Shares	Class C Shares	Class I Shares	Investor Class Shares
Chesapeake Strategy Fund	2.10%	2.85%	1.85%	-
Multi-Strategy Alternatives Fund	-	-	1.51%	1.68%
Sustainable Income Fund	-	-	0.99%	-
Thomson Reuters Private Equity Return Tracker Fund	1.75%	2.50%	1.50%	-
Thomson Reuters Venture Capital Return Tracker Fund	1.75%	2.50%	1.50%	-
All Terrain Opportunity Fund	-	-	1.60%	-
Merger Fund	-	-	1.50%	1.75%
Alternative Value Fund	-	-	0.85%	1.10%
Market Neutral Fund	-	-	1.45%	1.70%
Adaptive Plus Fund	-	-	1.99%	-

The Advisor has engaged Chesapeake Capital Corporation ("Chesapeake”), a Sub-Advisor, to manage the Chesapeake Strategy Fund's overall investment program, and pays Chesapeake from its advisory fees.

The Advisor has engaged Green Alpha Advisors, LLC ("Green Alpha”) and Uniplan Investment Counsel, Inc. ("Uniplan”) as Sub-Advisors, to manage the Sustainable Income Fund's overall investment program, and pays Green Alpha and Uniplan from its advisory fees.

The Advisor has engaged Kellner Management, L.P. ("Kellner”) to manage the Merger Fund's overall investment program and pays Kellner from its advisory fees. The Advisor has engaged Quantitative Value Technologies, LLC d/b/a Cognios Capital (the "Cognios”) to manage the Alternative Value Fund and the Market Neutral Fund and pays Cognios from its advisory fees.

Prior to the close of business on November 8, 2019, investment advisory services were provided to the Chesapeake Strategy Predecessor Fund by Equinox Institutional Asset Management, LP ("Equinox”), which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Chesapeake Strategy Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.50% of the Chesapeake Strategy Predecessor Fund's, average daily net assets. Equinox had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.10%, 2.85% and 1.85% of the average daily net assets of Class A, Class C and Class I shares, respectively, of the Chesapeake Strategy Predecessor Fund.

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Prior to the close of business on October 18, 2019, investment advisory services were provided to the Multi-Strategy Alternatives Predecessor Fund by Kerns Capital Management, Inc., which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Multi-Strategy Alternatives Predecessor Fund. The investment advisory fees, which were computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund's average daily net assets.

Prior to the close of business on November 20, 2020, investment advisory services were provided to the Thomson Reuters Private Equity Return Tracker Predecessor Fund and the Thomson Reuters Venture Capital Return Tracker Predecessor Fund by Good Harbor Financial, LLC (“Good Harbor”) which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Thomson Reuters Private Equity Return Tracker Predecessor Fund and the Thomson Reuters Venture Capital Return Tracker Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.25% of the Thomson Reuters Private Equity Return Tracker Predecessor Fund's average daily net assets and 1.25% of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund's average daily net assets. Good Harbor had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the average daily net assets of Class A, Class C, and Class I shares, respectively, of the Thomson Reuters Private Equity Return Tracker Predecessor Fund and the Thomson Reuters Venture Capital Return Tracker Predecessor Fund.

The Advisor may recover from each Fund's fees and/or expenses previously waived and/or absorbed if each Fund's expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund's annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Chesapeake Strategy Fund	Multi-Strategy Alternatives Fund	Sustainable Income Fund
September 30, 2023	$120,589	$-	$-
September 30, 2024	217,024	105,332	53,753
September 30, 2025	172,227	84,473	150,675
September 30, 2026	105,381	64,933	45,946
Total	$615,221	$254,738	$250,374

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March 31, 2023 (Unaudited)

	Thomson Reuters Private Equity Return	Thomson Reuters Venture Capital Return Tracker	All Terrain Opportunity
	Tracker Fund	Fund	Fund
October 31, 2023	$-	$-	$3,603
September 30, 2024	114,282	148,438	116,052
September 30, 2025	222,008	746,554	121,690
September 30, 2026	89,278	167,403	54,475
Total	$425,568	$1,062,395	$295,820

	Merger Fund	Alternative Value Fund	Market Neutral Fund
June 30, 2024	$-	$204,502	$255,480
September 30, 2024	91,243	22,808	27,485
September 30, 2025	194,688	72,072	106,381
September 30, 2026	114,393	60,064	90,879
Total	$400,324	$359,446	$480,225

Adaptive Plus Fund
September 30, 2025	$23,459
September 30, 2026	49,286
Total	$72,745

Equinox is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Equinox to the Chesapeake Strategy Predecessor Fund prior to the Chesapeake Strategy Predecessor Fund's reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Chesapeake Strategy Fund if the reimbursement will not cause the Chesapeake Strategy Fund's annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived, or payments made will be made on a “first in, first out" basis so that the oldest fees waived, or payments are satisfied first. Any reimbursement of fees waived, or payments made by Equinox to the Chesapeake Strategy Predecessor Fund prior to the reorganization must be approved by the Trust's Board of Trustees. Equinox may recapture all or a portion of this amount no later than September 30 of the years stated below for the Chesapeake Strategy Fund:

2023	$9,685
Total	$9,685

Good Harbor is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Good Harbor to the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund prior to reorganization on November 20, 2020, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund if the reimbursement will not cause the Thomson Reuters Private Equity Return Tracker's annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived, or payments made will be made on a “first in, first out" basis so that the oldest fees waived, or payments are satisfied first. Any reimbursement of fees waived, or payments made by Good Harbor to the Thomson Reuters Private Equity Return Tracker Predecessor Fund prior to the reorganization must be approved by the Trust's Board of Trustees. Good Harbor may recapture all or a portion of this amount no later than September 30 of the years stated below for the Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund:

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Thomson Reuters Private Equity Return Tracker Fund
2023	$38,717
2024	10,366
Total	$49,083

Thomson Reuters Venture Capital Return Tracker Fund
2023	$231,346
2024	98,415
Total	$329,761

During the period ended September 30, 2022, a service provider reimbursed the Thomson Reuters Venture Capital Return Tracker Fund $8,347 for losses from a pricing error. This amount is reported on the Thomson Reuters Venture Capital Return Tracker Fund's Consolidated Statements of Operations and Statements of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

An affiliate reimbursed the All Terrain Opportunity Fund $975 for a losses from an error during the six month ended March 31, 2023. This amount is reported on the Fund's Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had a positive 0.09% impact to the total return for the six months ended March 31, 2023. The Advisor reimbursed the All Terrain Opportunity Fund $8,830 for losses from a trade error during the year ended September 30, 2022. This amount is reported on the Fund's Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had a positive 0.05% impact to the total return for the year ended September 30, 2022.

During the six months ended March 31, 2023, a service provider reimbursed the Adaptive Plus Fund $389 for losses from a shareholder trade. This amount is reported on the Adaptive Plus Fund's Statements of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

Prior to October 26, 2020, Castle Financial & Retirement Planning Associates, Inc. (“Castle Financial”) and Foothill Capital Management, LLC (“FCM”) served as co-investment advisors for the All Terrain Opportunity Fund. Under the terms of the prior co-advisory agreement, the All Terrain Opportunity Fund paid a monthly investment advisory fee to Castle Financial and FCM and at the annual rate of 0.56%, and 0.84%, respectively, of the All Terrain Opportunity Fund's average daily net assets.

Prior to the close of business on January 22, 2021, investment advisory services were provided to the Merger Predecessor Fund by Kellner, which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Merger Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.25% of the Merger Fund's average daily net assets up to $2 billion in assets, 1.125% on assets between $2 billion to $4 billion, and 1.00% on assets in excess of $4 billion. The Merger Predecessor's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Merger Predecessor Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Rule 12b-1 fees, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets of the Predecessor Fund.

121

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Kellner is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Kellner to the Merger Predecessor Fund prior to the Merger Predecessor Fund's reorganization on January 22, 2021, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Merger Fund if the reimbursement will not cause the Merger Fund's annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived, or payments made will be made on a “first in, first out” basis so that the oldest fees waived, or payments are satisfied first. Any reimbursement of fees waived, or payments made by Kellner to the predecessor fund prior to the reorganization must be approved by the Trust's Board of Trustees. Kellner may recapture all or a portion of this amount no later than the dates stated below:

December 31, 2023	$53,286
January 31, 2024	24,404
Total	$77,690

Prior to the close of business on March 5, 2021, investment advisory services were provided to the Alternative Value Predecessor Fund and Market Neutral Predecessor Fund by Cognios for the period July 1, 2020 through November 30, 2020, and by AXS Investments LLC for the period December 1, 2020 through March 5, 2021, which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Alternative Value Predecessor Fund and the Market Neutral Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 0.65% of the Alternative Value Predecessor Fund's average daily net assets and 1.40% of the Market Neutral Predecessor Fund's average daily net assets. Cognios and AXS Investments LLC had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of Investor Class and Institutional Class shares, respectively, of the Alternative Value Predecessor Fund and do not exceed 1.70% and 1.45% of the average daily net assets of Investor Class and Institutional Class shares, respectively, of the Market Neutral Predecessor Fund.

Cognios is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Cognios to the Alternative Value Predecessor Fund and the Market Neutral Predecessor Fund prior to the reorganization on March 5, 2021, for a period ending three years after the date of the waiver of payment Such reimbursement may be requested from each Fund if the reimbursement will not cause the Fund's annual expense ratios to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursements. Reimbursements of fees waived, or payments made will be made on a “first in, first out” basis so that the oldest fees waived, or payments are satisfied first. Any reimbursements of fees waived, or payments made by Cognios to the Alternative Value Predecessor Fund and Market Neutral Predecessor Fund prior to the reorganization must be approved by the Trust's Board of Trustees. Cognios may recapture all or a portion of this amount no later than June 30 of the years stated below:

122

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

	Alternative Value Fund	Market Neutral Fund
2023	$203,862	$336,109
2024	85,816	130,522
Total	$289,678	$466,631

UMB Fund Services, Inc. ("UMBFS") serves as the Funds' fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC ("MFAC") serves as the Funds' other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds' custodian. The Funds' allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2023, are reported on the Consolidated Statements of Operations.

ALPS Distributors, Inc. serves as the Funds' Distributor (the "Distributor"). Prior to January 1, 2023, IMST Distributors, LLC served as the Funds' Distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds' co-administrators. For the six months ended March 31, 2023, the Funds' allocated fees incurred to Trustees who are not affiliated with the Funds' co-administrators are reported on the Consolidated Statements of Operations. The amount shown as "Fees paid indirectly" on the Consolidated Statements of Operations is a portion of the Trustees fees paid by the Trust's Co-Administrators.

The Funds' Board of Trustees has adopted a Deferred Compensation Plan (the "Plan") for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds' liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees' Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Consolidated Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer ("CCO") services to the Trust. The Funds' allocated fees incurred for CCO services for the six months ended March 31, 2023, are reported on the Consolidated Statements of Operations.

123

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 4 - Federal Income Taxes

At March 31, 2023, gross unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:

	Chesapeake Strategy Fund	Multi-Strategy Alternatives Fund	Sustainable Income Fund
Cost of investments	$49,351,657	$17,817,925	$1,879,627

Gross unrealized appreciation	$-	$1,280,980	$7,310
Gross unrealized depreciation	-	(832,039)	(122,470)
Net unrealized appreciation (depreciation) on investments	$-	$448,941	$(115,160)

	Thomson Reuters Private Equity Return Tracker Fund	Thomson Reuters Venture Capital Return Tracker Fund	All Terrain Opportunity Fund
Cost of investments	$11,992,648	$115,718,039	$299,545

Gross unrealized appreciation	$3,413,031	$12,855,980	$7,046
Gross unrealized depreciation	(1,970,696)	(21,041,778)	(31,573)
Net unrealized appreciation (depreciation) on investments	$1,442,335	$(8,185,798)	$(24,527)

	Merger Fund	Alternative Value Fund	Market Neutral Fund*
Cost of investments	$30,188,363	$30,861,228	$9,946,125

Gross unrealized appreciation	$463,820	$2,011,577	$3,574,850
Gross unrealized depreciation	(667,317)	(1,980,993)	(2,927,202)
Net unrealized appreciation (depreciation) on investments	$(203,497)	$30,584	$647,648

124

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Adaptive Plus Fund
Cost of investments	$20,432,279

Gross unrealized appreciation	$173,762

Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on investments	$173,762

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax basis of the components of distributable net earnings (accumulated deficit) at September 30, 2022 were as follows:

	Chesapeake Strategy Fund	Multi-Strategy Alternatives Fund	Sustainable Income Fund
Undistributed ordinary income	$765,589	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	765,589	-	-

Accumulated capital and other losses	(17,702,925)	(1,240,957)	(468,451)
Unrealized depreciation on investments	-	(1,9 05,352)	(178,859)
Unrealized appreciation on futures contracts	74,726	-	-
Unrealized appreciation on foreign currency translations	8,902	-	-
Unrealized Trustees' deferred compensation	(20,216)	(6,264)	(3,963)
Total accumulated deficit	$(16,873,924)	$(3,152,573)	$(651,273)

125

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

	Thomson Reuters Private Equity Return Tracker Fund	Thomson Reuters Venture Capital Return Tracker Fund	All Terrain Opportunity Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	-	-

Accumulated capital and other losses	(2,459,003)	(114,318,123)	(796,955)
Unrealized depreciation on investments	(917,775)	(38,642 ,023)	(26,850)
Unrealized Trustees' deferred compensation	(2,740)	(30,223)	(19,834)
Total accumulated deficit	$(3,379,518)	$(152,990,369)	$(843,639)

	Merger Fund	Alternative Value Fund	Market Neutral Fund
Undistributed ordinary income	$-	$136,745	$866
Undistributed long-term capital gains	-	177,414	-
Tax accumulated earnings	-	314,159	866

Accumulated capital and other losses	(514,432)	-
Unrealized depreciation on investments	(131,955)	(2,151,548)	(4,379,899)
Unrealized appreciation on foreign currency translations	80,634	-	466,207
Unrealized Trustees' deferred compensation	(6,965)	(775)	(1,282)
Total accumulated deficit	$(572,718)	$(1,838,164)$	(3,914,108)

126

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Adaptive Plus Fund
Undistributed ordinary income	$174
Undistributed long-term capital gains	-

Tax accumulated earnings	174

Accumulated capital and other losses	-
Unrealized appreciation on investments	148,712
Unrealized Trustees' deferred compensation	-
Total accumulated earnings (deficit)	$148,886

The tax character of the distributions paid during the periods ended September 30, 2022 and September 30, 2021 were as follows:

	Chesapeake Strategy Fund
	September 30, 2022	September 30, 2021
Distributions paid from:
Ordinary income	$3,152,394	$3,146,191
Net long-term capital gains	-	-
Total distributions paid	$3,152,394	$3,146,191

	Multi-Strategy Alternatives Fund
	September 30, 2022	September 30, 2021
Distributions paid from:
Ordinary income	$3,646,539	$-
Net long-term capital gains	399,445	-
Total distributions paid	$4,045,984	$-

	Sustainable Income Fund
	September 30, 2022	September 30, 2021
Distributions paid from:
Ordinary income	$1,827,684	$2,357,551
Net long-term capital gains	12,926	-
Total distributions paid	$1,840,610	$2,357,551

127

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

	Thomson Reuters Private Equity Return Tracker Fund
	September 30, 2022	September 30, 2021
Distributions paid from:
Ordinary income	$1,941,908	$954,916
Net long-term capital gains	5,367,609	-
Total distributions paid	$7,309,517	$954,916

	Thomson Reuters Venture Capital Return Tracker Fund
	September 30, 2022	September 30, 2021
Distributions paid from:
Ordinary income	$27,678,206	$38,882,034
Net long-term capital gains	43,747,033	-
Total distributions paid	$71,425,239	$38,882,034

	All Terrain Opportunity Fund
	September 30, 2022	September 30, 2021
Distributions paid from:
Ordinary income	$1,253,423	$885,670
Net long-term capital gains	102,705	11,884
Total distributions paid	$1,356,128	$897,554

	Merger Fund
	September 30, 2022	September 30, 2021
Distributions paid from:
Ordinary income	$550,151	$-
Net long-term capital gains	193,385	-
Total distributions paid	$743,536	$-

	Alternative Value Fund
	September 30, 2022	September 30, 2021
Distributions paid from:
Ordinary income	$22,193	$-
Net long-term capital gains	34,712	-
Total distributions paid	$56,905	$-

Market Neutral Fund
	September 30, 2022	June 30, 2022	June 30, 2021
Distributions paid from:
Ordinary income	$-	$-	$-
Net long-term capital gains	-	-	-
Total distributions paid	$-	$-	$-

128

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Adaptive Plus Fund
September 30, 2022
Distributions paid from:
Ordinary income	$-
Net long-term capital gains	-
Total distributions paid	$-

As of September 30, 2022, the Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2022 for tax purposes. Net late-year ordinary losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund's next taxable year.

Late-Year Ordinary Losses
Thomson Reuters Private Equity Return Tracker Fund	$588,237
Thomson Reuters Venture Capital Return Tracker Fund	4,902,445
All Terrain Opportunity Fund	137,688
Merger Fund	445,675

As of September 30, 2022, the Funds had post-October capital losses, which are deferred until fiscal year 2022 for tax purposes. Capital losses incurred after October 31, and within the year are deemed to arise on the first day of the Fund's next taxable year.

Post-October Capital Losses
Multi-Strategy Alternatives Fund	$1,240,957
Sustainable Income Fund	468,451
Thomson Reuters Private Equity Return Tracker Fund	1,870,766
Thomson Reuters Venture Capital Return Tracker Fund	109,415,678
All Terrain Opportunity Fund	659,266
Merger Fund	68,757

As of September 30, 2022, the Funds had net capital loss carryovers as follows:

	Chesapeake Strategy Fund	Market Neutral Fund
Not subject to expiration:
Short-term	$9,937,459	$4,379,899
Long-term	-	-
Total	$9,937,459	$4,379,899

As of June 30, 2022, the Market Neutral Fund had net capital loss carryovers as follows:

Market Neutral Fund
Not subject to expiration:
Short-term	$4,675,288
Long-term	-
Total	$4,675,288

129

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The Chesapeake Strategy Fund and Market Neutral Fund had utilized non-expiring capital loss carry overs totaling $7,133,070 and $664,446, respectively.

Note 5 - Redemption Fee

The Sustainable Income Fund, Thomson Reuters Private Equity Return Tracker Fund, Thomson Reuters Venture Capital Return Tracker Fund, All Terrain Opportunity Fund, Merger Fund, Alternative Value Fund and Market Neutral Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. These Funds received redemption fees as follows:

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Sustainable Income Fund	$-	$-
Thomson Reuters Private Equity Return Tracker Fund	102	2,347
Thomson Reuters Venture Capital Return Tracker Fund	7,322	50,820
All Terrain Opportunity Fund	838	398
Merger Fund	-	14,612
Alternative Value Fund	829	1,359
Market Neutral Fund	8,051	3,217

Note 6 - Investment Transactions

For the six months ended March 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, option transactions and short-term U.S. Government securities were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Chesapeake Strategy Fund	$-	$-	$-	$-
Multi-Strategy Alternatives Fund	21,552,769	24,080,030	-	-
Sustainable Income Fund	920,377	407,377	-	-
Thomson Reuters Private Equity
Return Tracker Fund	3,059,029	6,651,620	-	-
Thomson Reuters Venture Capital
Return Tracker Fund	11,289,617	37,722,780	-	-
All Terrain Opportunity Fund	5,664,102	5,511,186	-	-
Merger Fund	44,707,293	72,581,146	4,609,306	10,696,486
Alternative Value Fund	7,818,420	5,273,609	-	-
Market Neutral Fund	31,039,202	21,767,664	25,371,072	18,232,901
Adaptive Plus Fund	-	-	-	-

Note 7 - Shareholder Servicing Plan

The Trust, on behalf of the All Terrain Opportunity Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2023, shareholder servicing fees incurred are disclosed on the Consolidated Statements of Operations.

130

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 8 - Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares. With respect to Investor Class shares, Class A shares and Class C shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25%, 0.25% and 1.00%, respectively, of average daily net assets.

For the six months ended March 31, 2023, distribution fees incurred are disclosed on the Consolidated Statements of Operations.

Note 9 - Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 - Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fund-linked options are stated at fair value based on the fair value of the ProfitScore Capital Management, Inc. Regime Adaptive Equity trading program, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

131

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2023, in valuing the Funds' assets and liabilities carried at fair value:

Chesapeake Strategy Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Short-Term Investments	$49,351,657	$-	$-	$49,351,657
Total Assets	$49,351,657	$-	$-	$49,351,657

Liabilities
Other Financial Instruments***
Futures Contracts	$988,008	$-	$-	$988,008
Total Liabilities	$988,008	$-	$-	$988,008

Multi-Strategy Alternatives Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$10,789,484	$-	$-	$10,789,484
Exchange-Traded Funds	4,345,438	-	-	4,345,438
Short-Term Investments	3,072,780	-	-	3,072,780
Total Assets	$18,266,866	$-	$-	$18,266,866

Liabilities
Other Financial Instruments***
Swap Contracts	$-	$68,392	$-	$68,392
Total Liabilities	$-	$68,392	$-	$68,392

Sustainable Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds[1]	$-	$1,348,911	$-	$1,348,911
Preferred Stocks[1]	-	37,470		37,470
U.S. Treasury Notes	-	302,512	-	302,512
Short-Term Investments	75,574	-	-	75,574
Total Investments	$75,574	$1,688,893	$-	$1,764,467

132

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Thomson Reuters Private Equity Return Tracker Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$13,359,937	$-	$-	$13,359,937
Short-Term Investments	75,046	-	-	75,046
Total Investments	13,434,983	-	-	13,434,983
Other Financial Instruments***
Swap Contracts	-	115,859	-	115,859
Total Assets	$13,434,983	$115,859	$-	$13,550,842

Liabilities
Other Financial Instruments***
Swap Contracts	$-	$1,047,822	$-	$1,047,822
Total Liabilities	$-	$1,047,822	$-	$1,047,822

Thomson Reuters Venture Capital Return Tracker Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$106,641,970	$-	$-	$106,641,970
Short-Term Investments	890,271	-	-	890,271
Total Investments	107,532,241	-	-	107,532,241
Other Financial Instruments***
Swap Contracts	-	2,248,278	-	2,248,278
Total Assets	$107,532,241	$2,248,278	$-	$109,780,519

Liabilities
Other Financial Instruments***
Swap Contracts	$-	$2,992,612	$-	$2,992,612
Total Liabilities	$-	$2,992,612	$-	$2,992,612

All Terrain Opportunity Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock[1]	$55,418	$-	$-	$55,418
Exchange-Traded Funds	72,268	-	-	72,268
Preferred Stocks[1]	32,454	-	-	32,454
U.S. Government Agencies	-	98,147	-	98,147
Short-Term Investments	16,731	-	-	16,731
Total Investments	$176,871	$98,147	$-	$275,018

133

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Merger Fund	Level 1	Level 2*	Level 3	Total
Assets
Investments
Common Stocks[1]	$16,683,648	$-	$-	$16,683,648
Short-Term Investments	14,589,864	-	-	14,589,864
Total Assets	$31,273,512	$-	$-	$31,273,512

Liabilities
Securities Sold Short
Common Stocks[1]	$1,288,646	$-	$-	$1,288,646
Total Liabilities	$1,288,646	$-	$-	$1,288,646

Alternative Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$30,887,387	$-	$-	$30,887,387
Short-Term Investments	4,425	-	-	4,425
Total Investments	$30,891,812	$-	$-	$30,891,812

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$36,690,940	$-	$-	$36,690,940
Short-Term Investments	240,533	-	-	240,533
Total Assets	$36,931,473	$-	$-	$36,931,473

Liabilities
Securities Sold Short
Common Stocks[1]	$26,337,700	$-	$-	$26,337,700
Total Liabilities	$26,337,700	$-	$-	$26,337,700

Adaptive Plus Fund	Level 1	Level 2	Level 3**	Total
Investments
U.S. Treasury Bills	$-	$9,865,960	$-	$9,865,960
Short-Term Investments	6,068,657	-	-	6,068,657
Total Investments	6,068,657	9,865,960	-	15,934,617
Purchased Options Contracts	-	4,671,424	-	4,671,424
Total Investments and Purchased Options Contracts	$6,068,657	$14,537,384	$-	$20,606,041

[1]	For a detailed break-out by major industry classification, please refer to the Schedules of Investments.
*	The Funds did not hold any Level 2 or 3 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
***	Other financial instruments are derivative instruments such as futures contracts and forward foreign currency contracts. Futures contracts, forward foreign currency contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

134

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 11 - Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effects on the Funds' financial position and performance. The Funds invested in futures contracts, swap contracts and forward foreign currency contracts during the six months ended March 31, 2023.

The effects of these derivative instruments on the Funds' financial position and financial performance as reflected in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2023, by risk category are as follows:

Chesapeake Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts*	$621,094	Unrealized depreciation on open futures contracts*	$(202,866)
Currency contracts	Unrealized appreciation on open futures contracts*	77,025	Unrealized depreciation on open futures contracts*	(123,774)
Index contracts	Unrealized appreciation on open futures contracts*	49,830	Unrealized depreciation on open futures contracts*	(241,788)
Interest rate contracts	Unrealized appreciation on open futures contracts*	-	Unrealized depreciation on open futures contracts*	(1,167,529)
	Total unrealized appreciation on open futures contracts*	747,949	Total unrealized depreciation on open futures contracts*	(1,735,957)
Net unrealized appreciation/(depreciation) on open futures contracts **				$(988,008)

Multi-Strategy Alternatives Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Unrealized depreciation on open swap contracts	$(68,392)

135

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Thomson Reuters Private Equity Return Tracker Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Unrealized depreciation on open swap contracts	$(931,963)

Thomson Reuters Venture Capital Return Tracker Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Unrealized depreciation on open swap contracts	$(744,334)

Adaptive Plus Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Purchased options contracts, at value	$4,671,424

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Consolidated Schedule of Investments.
**	Net unrealized appreciation/(depreciation) on open futures contracts is shown as variation margin on futures contracts on the Consolidated Statements of Assets and Liabilities.

136

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The effects of derivative instruments on the Consolidated Statements of Operations for the six months ended March 31, 2023, are as follows:

Chesapeake Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$(1,178,051)
Currency contracts	(846,688)
Index contracts	(441,825)
Interest rate contracts	1,582,447
Total	$(884,117)

Multi-Strategy Alternatives Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$32,579

Thomson Reuters Private Equity Return Tracker Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(463,507)

Thomson Reuters Venture Capital Return Tracker Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(6,170,663)

AXS Adaptive Plus Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$(591,725)

137

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Chesapeake Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$344,200
Currency contracts	(968,179)
Index contracts	(392,299)
Interest rate contracts	(2,886,634)
Total	$(3,902,912)

Multi-Strategy Alternatives Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(283,583)

Thomson Reuters Private Equity Return Tracker Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(570,432)

Thomson Reuters Venture Capital Return Tracker Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$4,804,456

Adaptive Plus Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$29,428

138

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The average quarterly volume of derivative instruments held by the Funds during the six months ended March 31, 2023, are as follows:

Chesapeake Strategy Fund
		Long Futures Contracts*	Short Futures Contracts*
Commodity contracts	Notional Value	$5,074,356	$11,604,838
Currency contracts	Notional Value	24,777,510	21,707,424
Index contracts	Notional Value	22,729,737	3,257,797
Interest rate contracts	Notional Value	-	42,198,580

*	Local currency

Multi-Strategy Alternatives Fund
Open Swap Contracts - Short
Equity contracts	Notional Value	$2,367,213

Thomson Reuters Private Equity Return Tracker Fund
Open Swap Contracts - Long
Equity contracts	Notional Value	$17,479,898

Thomson Reuters Venture Capital Return Tracker Fund
Open Swap Contracts - Long
Equity contracts	Notional Value	$157,279,904

Adaptive Plus Fund
Purchased Options Contracts
Equity contracts	Notional Value	$3,593,236

Note 12 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments' payables and/or receivables against each other and/or with collateral, which is generally held by the Funds' custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

139

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

It is the Funds' policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of futures, forward foreign currency exchange and swap contracts. As of March 31, 2023, the Funds are subject to a master netting arrangement for the futures, foreign forward currency exchange and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2023:

Chesapeake Strategy Fund
			Amounts Not Offset in Consolidated Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Consolidated Statements of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized appreciation/(depreciation) on open futures contracts*	StoneX	$(988,008)	$-	$988,008	$-

Multi-Strategy Alternatives Fund
			Amounts Not Offset in Consolidated Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Consolidated Statements of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contracts	Cowen	$(68,392)	$-	$68,392	$-

140

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Thomson Reuters Private Equity Return Tracker Fund
			Amounts Not Offset in Consolidated Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Consolidated Statements of Assets and Liabilities	Financial Instruments* **	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts	BNP Paribas	$(931,963)	$931,963	$-	$-

Thomson Reuters Venture Capital Return Tracker Fund
			Amounts Not Offset in Consolidated Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Consolidated Statements of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts	BNP Paribas	$(744,334)	$744,334	$-	$-

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin on futures contracts on the Consolidated Statements of Assets and Liabilities.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

141

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 13 - Borrowing

The Alternative Value Fund and Market Neutral Fund have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Alternative Value Fund and Market Neutral Fund are charged interest of the bank's prime rate plus 1.25% and 1.00%, respectively, for borrowing under this agreement. Interest expense for the six months ended March 31, 2023, is disclosed on the Consolidated Statements of Operations, if applicable. The Market Neutral Fund did not borrow under the line of credit agreement during the six months ended March 31, 2023. Credit facility activity for the six months ended March 31, 2023, was as follows:

Alternative Value Fund
Maximum available credit as of March 31, 2023	$10,326,431
Largest amount outstanding on an individual day	9,093,912
Average daily loan outstanding	6,849,298
Credit facility outstanding as of March 31, 2023	6,367,155
Average interest rate when in use	5.31%
Interest	$181,572

Note 14 - Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia's large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund's performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund's investments is not reasonably estimable at this time. Management is actively monitoring these events.

142

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 15- Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2023, beneficial ownership in excess of 25% is as follows:

Fund	Beneficial Owner	% of Outstanding Shares
Multi-Strategy Alternatives Fund	National Financial Services, LLC	28.1%
Sustainable Income Fund	SEI Private Trust Company	80.1%
Thomson Reuters Private Equity Return Tracker Fund	National Financial Services, LLC	97.5%
Thomson Reuters Venture Capital Return Tracker Fund	National Financial Services, LLC	94.2%
All Terrain Opportunity Fund	TD Ameritrade, Inc.	98.2%
Adaptive Plus Fund	TD Ameritrade, Inc.	80.6%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 16 - New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds' streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4"). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5"). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available" for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

143

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 17 - Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds' related events and transactions that occurred through the date of issuance of the Funds' financial statements.

On May 23, 2023, the Board of Trustees of the Trust has approved a Plan of Liquidation for the All Terrain Opportunity Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the All Terrain Opportunity Fund. In order to perform such liquidation, effective immediately the All Terrain Opportunity Fund is closed to all new investment.

The All Terrain Opportunity Fund will be liquidated on or about June 26, 2023 (the "Liquidation Date”), and shareholders may redeem their shares until the Liquidation Date. On or promptly after the Liquidation Date, the All Terrain Opportunity Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder's proportionate interest in the net assets of the All Terrain Opportunity Fund, in complete redemption and cancellation of the All Terrain Opportunity Fund's shares held by the shareholder, and the All Terrain Opportunity Fund will be dissolved.

In anticipation of the liquidation of the All Terrain Opportunity Fund, the Advisor may manage the All Terrain Opportunity Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, during this time, all or a portion of the All Terrain Opportunity Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the All Terrain Opportunity Fund from achieving its investment objective.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds' financial statements.

144

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on January 18-19, 2023, the Board of Trustees (the “Board") of Investment Managers Series Trust II (the “Trust"), including the trustees who are not “interested persons" of the Trust (the “Independent Trustees") as defined in the Investment Company Act of 1940, as amended (the “1940 Act"), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement") between the Trust and AXS Investments LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund" and collectively, the “Funds"):

•	AXS All Terrain Opportunity Fund (the “All Terrain Opportunity Fund"),

•	AXS Alternative Value Fund (the “Alternative Value Fund”),

•	AXS Chesapeake Strategy Fund (the “Chesapeake Strategy Fund"),

•	AXS Market Neutral Fund (the “Market Neutral Fund”),

•	AXS Merger Fund (the “Merger Fund"),

•	AXS Multi-Strategy Alternatives Fund (the “Multi-Strategy Alternatives Fund"),

•	AXS Thomson Reuters Private Equity Return Tracker Fund (the “Private Equity Return Tracker Fund"),

•	AXS Thomson Reuters Venture Capital Return Tracker Fund (the “Venture Capital Return Tracker Fund"), and

•	AXS Sustainable Income Fund (the “Sustainable Income Fund").

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following agreements for an additional one-year term from when they otherwise would expire:

•	the sub-advisory agreement (the “Cognios Sub-Advisory Agreement") between the Investment Advisor and Quantitative Value Technologies, LLC d/b/a Cognios Capital (“Cognios Capital") with respect to the Alternative Value Fund and the Market Neutral Fund;

•	the sub-advisory agreement (the “Chesapeake Sub-Advisory Agreement") between the Investment Advisor and Chesapeake Capital Corporation (“Chesapeake Capital") with respect to the Chesapeake Strategy Fund;

•	the sub-advisory agreement (the “Kellner Sub-Advisory Agreement") between the Investment Advisor and Kellner Management, L.P. (“Kellner” and together with Cognios Capital and Chesapeake Capital, the “Sub- Advisors") with respect to the Merger Fund; and

•	the investment advisory agreement between the Investment Advisor and AXS Chesapeake Strategy Fund Limited (the “Chesapeake Subsidiary"), a wholly-owned subsidiary of the Chesapeake Strategy Fund organized in the Cayman Islands, and the sub-advisory agreement between the Investment Advisor and Chesapeake Capital with respect to the Chesapeake Subsidiary (together, the “Chesapeake Strategy Fund Subsidiary Agreements").

The Advisory Agreement, the Cognios Sub-Advisory Agreement, the Chesapeake Sub-Advisory Agreement, the Kellner Sub-Advisory Agreement, and the Chesapeake Strategy Fund Subsidiary Agreements are collectively referred to below as the “Fund Advisory Agreements."

145

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

In approving the renewal of the Fund Advisory Agreements with respect to each Fund, as applicable, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds, the Chesapeake Subsidiary, and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust's co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to each Fund and the Chesapeake Subsidiary, as applicable; information about the Investment Advisor's and the Sub-Advisors' compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor's overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group") selected by Broadridge Financial Solutions, Inc. (“Broadridge'') from Morningstar, Inc.'s relevant fund universe (each, a “Fund Universe") for various periods ended October 31, 2022; reports comparing the investment advisory fee and total expenses of each Fund with those of its respective Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to each Fund Advisory Agreement, as applicable. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board's consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The All Terrain Opportunity Fund's annualized total return for the five-year period was above the Peer Group and Macro Trading Fund Universe median returns and the HFRX Global Hedge Fund Index return. The Fund's annualized total return for the three-year period was above the Peer Group median return and was the same as the Fund Universe median return, but was below the HFRX Index return by 0.49%. The Fund's total return for the one-year period was above the HFRX Index return, but below the Peer Group and Fund Universe median returns by 2.94% and 3.24%, respectively. The Board considered the Investment Advisor's assertion that the Fund's underperformance relative to the Peer Group and Fund Universe median returns was due to the Fund's lower exposure to commodities and its cash position over the course of the past year. The Board observed that the Fund's volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

•	The Alternative Value Fund's annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Large Value Fund Universe median returns and the S&P 500 Total Return Index returns.

146

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

•	The Chesapeake Strategy Fund's annualized total return for the ten-year period was above the Peer Group and Systematic Trend Fund Universe median returns as well as the SG Trend Index return. The Fund's annualized total returns for the one- and three-year periods were above the Peer Group and Fund Universe median returns, but below the SG Trend Index returns by 7.08% and 2.64%, respectively, for those periods. The Fund's annualized total return for the five-year period was below the Peer Group and Fund Universe median returns and the SG Trend Index return by 0.30%, 0.75% and 3.76%, respectively. The Board observed that the Fund's risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the ten-year period.

•	The Market Neutral Fund's total return for the one-year period was above the Peer Group and Equity Market Neutral Fund Universe median returns and the S&P 500 Total Return Index return. The Fund's annualized total returns for the three- and five-year periods were above the Peer Group and Fund Universe median returns, but below the S&P 500 Total Return Index returns by 3.20% and 4.80%, respectively, for those periods. The Board considered the Investment Advisor's assertion that it expects the Fund to outperform the benchmark when stocks are underperforming, and that it expects the Fund to underperform the benchmark when stocks are outperforming. The Board observed that the Fund's risk- adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

•	The Merger Fund's total return for the one-year period was above the Peer Group median return, the ICE BofA U.S. 3-month Treasury Bill Index return, and the HFRX ED Merger Arbitrage Index return, but was below the Event Driven Fund Universe median return by 4.20%. The Fund's annualized total return for the ten-year period was above the Fund Universe median return and the ICE BofA Index return, but below the HFRX Index return and Peer Group median return by 0.22% and 0.83%, respectively. For the five-year period, the Fund's annualized total return was above the ICE BofA Index return and the HFRX Index return, but below the Fund Universe and Peer Group median returns by 0.37% and 1.30%, respectively. The Fund's annualized return for the three-year period was above the ICE BofA Index return, but below the Peer Group median return, HFRX Index return, and Fund Universe median return by 1.02%, 1.65%, and 1.81%, respectively. The Trustees observed that the Fund's volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods. The Trustees also considered the Investment Advisor's assertion that the Fund's underperformance relative to the HFRX Index was due to the Fund's significant cash position during the periods, as well as the fact that the Fund does not employ the same leverage as the HFRX Index.

•	The Multi-Strategy Alternatives Fund's annualized total return for the five-year period was above the Peer Group and Multistrategy Fund Universe median returns and the HFRX Equity Hedge Index return. The Fund's annualized total return for the three-year period was above the Fund Universe median return, but below the Peer Group median return and the HFRX Index return by 0.45% and 2.18%, respectively. For the one-year period, the Fund's total return was below the HFRX Index return and the Fund Universe and Peer Group median returns by 18.81%, 20.79%, and 22.21%, respectively. The Board considered the Investment Advisor's explanation that the Fund's performance was negatively impacted in 2022 by the late “risk off" signal that occurred after a significant market decline. The Board also considered the Investment Advisor's assertion that the HFRX Index is comprised of strategies that have greater flexibility than the Fund to take short positions and capitalize on declining markets.

•	The Private Equity Return Tracker Fund's annualized total return for the five-year period was below the Refinitiv (Thomson Reuters) Private Equity Buyout Index return, the Peer Group and Large Blend Fund Universe median returns, and the S&P 500 Index return by 1.71%, 3.45%, 3.74%, and 4.70%, respectively.

147

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Fund's annualized total return for the three-year period was below the Refinitiv (Thomson Reuters) Index return, the Peer Group and Fund Universe median returns, and the S&P 500 Index return by 1.85%, 4.26%, 5.12%, and 5.80%, respectively. The Fund's total return for the one-year period was below the Refinitiv (Thomson Reuters) Index return, the Peer Group median return, the S&P 500 Index return, and the Fund Universe median return by 0.98%, 12.76%, 15.10%, and 15.15%, respectively. The Trustees considered the Investment Advisor's assertion that the Fund's underperformance relative to the Peer Group was due in part to the fact that the Refinitiv (Thomson Reuters) Index, and thus the Fund, were both leveraged long over the past year, and that equity securities significantly underperformed during that period. The Trustees also considered the Investment Advisor's explanation that the Peer Group, which is comprised of funds from the Large Blend Fund Universe, is not representative of the Fund's investment objective.

•	The Venture Capital Return Tracker Fund's annualized total return for the five-year period was below the Refinitiv (Thomson Reuters) Venture Capital Index return, the Large Growth Fund Universe and Peer Group median returns, and the NASDAQ Composite Total Return Index return by 2.42%, 2.57%, 3.25%, and 4.16%, respectively. The Fund's annualized total return for the three-year period was below the Refinitiv (Thomson Reuters) Index return, the Fund Universe and Peer Group median returns, and the NASDAQ Index return by 2.09%, 7.13%, 7.58%, and 9.99%, respectively. The Fund's total return for the one-year period was below the Refinitiv (Thomson Reuters) Index return, the Fund Universe median return, the NASDAQ Index return, and the Peer Group median return by 1.23%, 28.95%, 29.12%, and 29.38%, respectively. The Trustees considered the Investment Advisor's assertion that the Fund's underperformance relative to the Peer Group was due in part to the fact that the Refinitiv (Thomson Reuters) Index, and thus the Fund, were both leveraged long over the past year, and that equity securities significantly underperformed during that period. The Trustees also considered the Investment Advisor's explanation that although venture capital investing is growth-oriented, the Peer Group, which is comprised of funds from the Large Growth Fund Universe, is not representative of the Fund's implementation and return characteristics.

•	The Sustainable Income Fund's annualized total return for the five-year period was above the ICE BofA 1-3 Year U.S. Corporate & Government Bond Index return, but below the High Yield Bond Fund Universe and Peer Group median returns by 0.96% and 1.47%, respectively. The Fund's total return for the one-year period was above the Fund Universe median return, but below the Peer Group median return and the ICE BofA Index return by 0.33% and 5.80%, respectively. The Fund's annualized total return for the three-year period was below the ICE BofA Index return and the Fund Universe and Peer Group medians returns by 0.45%, 1.07%, and 2.06%, respectively. The Trustees considered the Investment Advisor's explanation that some of the funds in the Peer Group benefitted from the significant price appreciation of certain energy and fossil fuel debt securities that do not meet the Fund's environmental, social, and governance ("ESG") criteria. The Trustees observed that the Fund's volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds and the Chesapeake Subsidiary. In doing so, the Board considered the Investment Advisor's specific responsibilities in day-to-day management and oversight of the Funds and the Chesapeake Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds and the Chesapeake Subsidiary. The Board also considered the overall quality of the organization and operations of the Investment Advisor, its commitment to the maintenance and growth of the Funds' assets, and its compliance structure and compliance procedures. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each applicable Fund and the Chesapeake Subsidiary, and oversees the Sub-Advisors with respect to each applicable Fund's and the Chesapeake Subsidiary's operations, including monitoring the investment and trading activities of the Sub-Advisors, monitoring each Fund's and the Chesapeake Subsidiary's compliance with its investment policies, and providing general administrative services related to the Investment Advisor's overall supervision of each Fund and the Chesapeake Subsidiary; and that the Sub-Advisors' responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund and the Chesapeake Subsidiary were satisfactory.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The All Terrain Opportunity Fund's annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Macro Trading Fund Universe medians by 0.21% and 0.35%, respectively. The Trustees observed that the Fund's advisory fee was not in the highest quartile of funds in the Peer Group.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund's most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.38%. The Board noted the Investment Advisor's observation that some of the funds in the Peer Group are part of large fund complexes and therefore could have lower expenses or support lower expense caps. The Board considered the Investment Advisor's assertion that the net expenses for the Fund are at a level at which the Investment Advisor can maintain the viability of the Fund. The Board also noted that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Alternative Value Fund's annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but slightly higher than the Large Value Fund Universe median by 0.0087%. The Trustees observed that the Fund's advisory fee was not in the highest quartile of funds in the Peer Group or Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund's most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.09% and 0.15%, respectively. The Board noted the Investment Advisor's observation that some of the funds in the Peer Group are part of large fund complexes and therefore could have lower expenses or support lower expense caps. The Board also observed that the average net assets of the Fund's class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Chesapeake Strategy Fund's annual investment advisory fee (gross of fee waivers) was higher than the Systematic Trend Fund Universe and Peer Group medians by 0.35% and 0.40%, respectively. The Board considered the Investment Advisor's observation that the Fund has greater diversification, invests in a broader universe of markets, and employs a less trend-following style than many of the funds in the Peer Group. The Board also observed that for the fiscal year ended September 30, 2022, the Investment Advisor waived a significant portion of its 1.50% advisory fee for the Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund's most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.35% and 0.40%, respectively. The Board noted the Investment Advisor's observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Board observed that the average net assets of the Fund's class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Investment Advisor's assertion that the net expenses for the Fund are at a level at which the Investment Advisor can maintain the viability of the Fund.

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SUPPLEMENTAL INFORMATION (Unaudited) – Continued

•	The Market Neutral Fund's annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Equity Market Neutral Fund Universe medians by 0.175% and 0.35%, respectively. The Trustees observed that the Fund's advisory fee was not in the highest quartile of funds in the Peer Group.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund's most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.07%. The Board considered that the annual total expenses of the Fund were likely higher than the Fund Universe median because of the Fund's higher advisory fee.

•	The Merger Fund's annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Event Driven Fund Universe median by 0.15%. The Trustees observed that the Fund's advisory fee was not in the highest quartile of funds in the Peer Group or Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund's most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.11%. The Board noted the Investment Advisor's observation that some of the funds in the Fund Universe are part of large fund complexes and therefore could have lower expenses and support lower expense caps. The Board considered that the annual total expenses of the Fund were likely higher than the Fund Universe median because of the Fund's higher advisory fee. The Board also considered the Investment Advisor's assertion that the net expenses for the Fund are at a level at which the Investment Advisor can maintain the viability of the Fund.

•	The Multi-Strategy Alternatives Fund's annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Multistrategy Fund Universe medians.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund's most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.19%. The Board noted, however, that the average net assets of the Fund's class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Private Equity Return Tracker Fund's annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Large Blend Fund Universe medians by 0.65%. The Board noted the Investment Advisor's assertions that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, that the Fund's strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees, and that the advisory fee includes the cost of licensing the Fund's research index and underlying index. The Board also observed that for the fiscal year ended September 30, 2022, the Investment Advisor waived a significant portion of its 1.25% advisory fee for the Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund's most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.70% and 0.81%, respectively. The Board noted the Investment Advisor's observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Board observed that the average net assets of the Fund's class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Investment Advisor's assertion that the net expenses for the Fund are at a level at which the Investment Advisor can maintain the viability of the Fund.

•	The Venture Capital Return Tracker Fund's annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Growth Fund Universe medians by 0.52% and 0.55%, respectively. The Board noted the Investment Advisor's assertions that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, that the Fund's strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees, and that the advisory fee includes the cost of licensing the Fund's research index and underlying index. The Board observed that for the fiscal year ended September 30, 2022, the Investment Advisor waived a portion of its 1.25% advisory fee for the Fund.

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SUPPLEMENTAL INFORMATION (Unaudited) – Continued

 The annual total expenses paid by the Fund (net of fee waivers) for the Fund's most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.70% and 0.75%, respectively. The Board noted the Investment Advisor's observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Board observed that the average net assets of the Fund's class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Investment Advisor's assertion that the net expenses for the Fund are at a level at which the Investment Advisor can maintain the viability of the Fund.

•	The Sustainable Income Fund's annual investment advisory fee (gross of fee waivers) was higher than the High Yield Bond Fund Universe and Peer Group medians by 0.146% and 0.15%, respectively. The Trustees considered the Investment Advisor's belief that the Fund's advisory fee is appropriate because the Fund's strategy is unique in that it incorporates ESG criteria, unlike most of the funds in the Peer Group. The Trustees observed that for the fiscal year ended September 30, 2022, the Investment Advisor waived its entire advisory fee for the Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund's most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.24% and 0.31%, respectively. The Board noted the Investment Advisor's observation that some of the funds in the Fund Universe are part of large fund complexes and therefore could have lower expenses and support lower expense caps. The Board considered that the annual total expenses of the Fund were likely higher than the Fund Universe median in part because of the Fund's higher advisory fee. The Board also observed that the average net assets of the Fund's class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

In reviewing the advisory fee for each Fund, the Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as any Fund, and therefore they did not have a good basis for comparing each Fund's advisory fee with those of other similar client accounts of the Investment Advisor. The Trustee also considered that each Fund's advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds and the Chesapeake Subsidiary.

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2022, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Sustainable Income Fund; had waived a significant portion of its advisory fee for the All Terrain Opportunity Fund, Alternative Value Fund, Market Neutral Fund, Multi-Strategy Alternatives Fund, and Private Equity Return Tracker Fund; had waived a portion of its advisory fee for the Chesapeake Strategy Fund, Merger Fund, and Venture Capital Return Tracker Fund; and had not realized a profit with respect to the Alternative Value Fund, Merger Fund, Private Equity Return Tracker Fund, and Sustainable Income Fund. The Board determined that the profits of the Investment Advisor from its relationships with the All Terrain Opportunity Fund, Chesapeake Strategy Fund, Market Neutral Fund, Multi-Strategy Alternatives Fund, and Venture Capital Return Tracker Fund were reasonable.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor's relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust's Chief Compliance Officer of the Investment Advisor's compliance program, the intangible benefits of the Investment Advisor's association with the Funds generally, and any favorable publicity arising in connection with the Funds' performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds' assets grow.

Quantitative Value Technologies, LLC d/b/a Cognios Capital

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Cognios Capital to the Alternative Value Fund and the Market Neutral Fund. In doing so, the Board considered Cognios Capital's specific responsibilities in day-to-day portfolio management of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of Cognios Capital, as well as its compliance structure. The Board's observations regarding the performance of the Alternative Value Fund and the Market Neutral Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Cognios Capital to the Alternative Value Fund and the Market Neutral Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fees charged by Cognios Capital with respect to the Alternative Value Fund and the Market Neutral Fund, which they noted were lower than the management fees that Cognios Capital charges to manage (i) separately managed accounts using a substantially identical strategy to the Alternative Value Fund, and (ii) a private partnership, which also includes an incentive allocation, using a substantially identical strategy (other than a difference in leverage) to the Market Neutral Fund. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the separately managed accounts and the private partnership that Cognios Capital manages. The Board also noted that the Investment Advisor pays Cognios Capital's sub-advisory fees out of the Investment Advisor's advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Cognios Capital under the Cognios Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Cognios Capital provides to the Funds.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Cognios Capital as a result of its relationship with the Alternative Value Fund and Market Neutral Fund, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust's Chief Compliance Officer of Cognios Capital's compliance program, the intangible benefits of Cognios Capital's association with the Funds generally, and any favorable publicity arising in connection with the Funds' performance.

Chesapeake Capital Corporation

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Chesapeake Capital to the Chesapeake Strategy Fund and Chesapeake Subsidiary. In doing so, the Board considered Chesapeake Capital's specific responsibilities in day-to-day portfolio management of the Fund and its Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and its Subsidiary. The Board also considered the overall quality of the organization and operations of Chesapeake Capital, as well as its compliance structure. The Board's observations regarding the performance of the Chesapeake Strategy Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Chesapeake Capital to the Chesapeake Strategy Fund and Chesapeake Subsidiary were satisfactory.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Chesapeake Capital with respect to the Chesapeake Strategy Fund and Chesapeake Subsidiary, which they noted was within the range of the management fees that Chesapeake Capital charges to manage various series of interests in a private fund, which also pays an incentive fee and an administrative fee with respect to certain of the series, and to a separately managed account for a fund of funds, which also pays an incentive fee. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private fund and separately managed account that Chesapeake Capital manages. The Board also noted that the Investment Advisor pays Chesapeake Capital's sub-advisory fee out of the Investment Advisor's advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Chesapeake Capital under the Chesapeake Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Chesapeake Capital provides to the Chesapeake Strategy Fund and Chesapeake Subsidiary.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Chesapeake Capital as a result of its relationship with the Chesapeake Strategy Fund and Chesapeake Subsidiary, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust's Chief Compliance Officer of Chesapeake Capital's compliance program, the intangible benefits of Chesapeake Capital's association with the Fund and its Subsidiary generally, and any favorable publicity arising in connection with the Fund's performance.

Kellner Management, L.P.

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Kellner to the Merger Fund. In doing so, the Board considered Kellner's specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Kellner, as well as its compliance structure. The Board's observations regarding the performance of the Merger Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Kellner to the Merger Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Kellner with respect to the Merger Fund, which they noted was within the range of the management fees that Kellner charges to manage private funds, which also charge an incentive fee, and to a separately managed account. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds or the separately managed account that Kellner manages. The Board also noted that the Investment Advisor pays Kellner's sub-advisory fee out of the Investment Advisor's advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Kellner under the Kellner Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Kellner provides to the Merger Fund.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Benefits to the Sub-Advisor

The Board also considered the benefits received by Kellner as a result of its relationship with the Merger Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust's Chief Compliance Officer of Kellner's compliance program, the intangible benefits of Kellner's association with the Fund generally, and any favorable publicity arising in connection with the Fund's performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund, the Chesapeake Subsidiary, and the shareholders of the Funds and the Chesapeake Subsidiary and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to the Funds and the Chesapeake Subsidiary, as applicable.

154

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SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on January 18-19, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Reporting Period - November 1,2021 through October 31,2022

AXS All Terrain Opportunity Fund

AXS Alternative Value Fund

AXS Chesapeake Strategy Fund

AXS Market Neutral Fund

AXS Merger Fund

AXS Multi Strategy Alternatives Fund

AXS Sustainable Income Fund

AXS Thomson Reuters Private Equity Return Tracker Fund

AXS Thomson Reuters Venture Capital Return Tracker Fund

Reporting Period - September 15,2022 through October 31,2022

AXS Adaptive Plus Fund1

The Board has appointed AXS Investments LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust's liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the periods detailed above (the “Program Reporting Periods”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program's liquidity classification methodology for categorizing each Fund's investments (including derivative transactions);
•	An overview of market liquidity for each Fund during the Program Reporting Periods;
•	Each Fund's ability to meet redemption requests;
•	Each Fund's cash management;
•	Each Fund's borrowing activity, if any, in order to meet redemption requests;
•	Each Fund's compliance with the 15% limit of illiquid investments; and
•	Each Fund's status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

[1]	Fund reorganized into the Trust on September 15, 2022.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund's liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Periods, each Fund was able to meet redemption requests without significant dilution of remaining investors' interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Periods.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds' prospectus for more information regarding each Fund's exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

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AXS Funds

EXPENSE EXAMPLES

For the Six Months Ended March 31, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Class A, Class C, and Investor Class shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Chesapeake Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/22	3/31/23	10/1/22 - 3/31/23
Class A	Actual Performance	$ 1,000.00	$ 929.00	$ 10.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.46	10.55
Class C	Actual Performance	1,000.00	925.40	13.68
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.72	14.29
Class I	Actual Performance	1,000.00	930.20	8.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.71	9.30

* Expenses are equal to the Fund's annualized expense ratios of 2.10%, 2.85% and 1.85% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2023 (Unaudited)

Multi-Strategy Alternatives Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/22	3/31/23	10/1/22 - 3/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 1,111.40	$ 8.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.56	8.44
Class I	Actual Performance	1,000.00	1,111.60	7.95
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.40	7.59

*	Expenses are equal to the Fund's annualized expense ratios of 1.68% and 1.51% for Investor Class shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Sustainable Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/22	3/31/23	10/1/22 - 3/31/23
Class I	Actual Performance	$ 1,000.00	$ 1,042.60	$ 5.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.00	4.99

*	Expenses are equal to the Fund's annualized expense ratio of 0.99% for Class I shares, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Thomson Reuters Private Equity Return Tracker Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/22	3/31/23	10/1/22 - 3/31/23
Class A	Actual Performance	$ 1,000.00	$ 1,084.30	$ 9.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.20	8.80
Class C	Actual Performance	1,000.00	1,079.80	12.97
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.46	12.55
Class I	Actual Performance	1,000.00	1,086.00	7.81
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.45	7.55

*	Expenses are equal to the Fund's annualized expense ratios of 1.75%, 2.50% and 1.50% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

158

AXS Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2023 (Unaudited)

Thomson Reuters Venture Capital Return Tracker Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/22	3/31/23	10/1/22 - 3/31/23
Class A	Actual Performance	$ 1,000.00	$ 1,183.60	$ 9.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.20	8.80
Class C	Actual Performance	1,000.00	1,179.10	13.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.46	12.55
Class I	Actual Performance	1,000.00	1,185.50	8.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.45	7.55

*	Expenses are equal to the Fund's annualized expense ratios of 1.75%, 2.50% and 1.50% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

All Terrain Opportunity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/22	3/31/23	10/1/22 - 3/31/23
Class I*	Actual Performance	$ 1,000.00	$ 1,022.50	$ 8.09
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.93	8.07

*	Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Merger Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/22	3/31/23	10/1/22 - 3/31/23
Investor Class	Actual Performance	$ 1,000.00	$1,032.80	$10.65
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.45	10.56
Class I	Actual Performance	1,000.00	1,034.60	9.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.70	9.31

*	Expenses are equal to the Fund's annualized expense ratios of 2.10% and 1.85% for Investor Class shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

159

AXS Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2023 (Unaudited)

Alternative Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/22	3/31/23	10/1/22 - 3/31/23
Investor Class	Actual Performance	$1,000.00	$1,126.50	$13.38
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.35	12.66
Class I	Actual Performance	1,000.00	1,128.40	12.07
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.59	11.42

*	Expenses are equal to the Fund's annualized expense ratio of 2.52% and 2.27% for Investor Class shares and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Market Neutral Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/22	3/31/23	10/1/22 - 3/31/23
Investor Class	Actual Performance	$1,000.00	$1,013.10	$19.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,005.45	19.53
Class I	Actual Performance	1,000.00	1,015.30	18.37
	Hypothetical (5% annual return before expenses)	1,000.00	1,006.70	18.29

*	Expenses are equal to the Fund's annualized expense ratio of 3.91% and 3.66% for Investor Class shares and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Adaptive Plus Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/22	3/31/23	10/1/22 - 3/31/23
Class I	Actual Performance	$1,000.00	$973.60	$9.78
	Hypothetical (5% annual return before expenses)	1,000.00	1,024.93	10.04

*	Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

160

AXS Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402
Port Chester, New York 10573

Sub-Advisor

Quantitative Value Technologies, LLC dba Cognios Capital
3965 West 83rd Street, Suite 348
Prairie Village, Kansas 66208

Sub-Advisor

Kellner Management, L.P.
900 Third Avenue, Suite 1401
New York, New York 10022

Sub-Advisor

Ampersand Investment Management, LLC
10 Canal Street, Suite 336
Bristol, Pennsylvania 19007

Sub-Advisor

Green Alpha Advisors, LLC
287 Century Circle, Suite 201
Louisville, Colorado 80027

Sub-Advisor

Chesapeake Capital Corporation
1721 Summit Avenue
Richmond, Virginia 23220

Sub-Advisor

Uniplan Investment Counsel, Inc
22939 West Overson Road
Union Grove, Wisconsin 53182

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.

235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000
Denver, Colorado 80203
www.alpsfunds.com

FUND INFORMATION

	TICKER	CUSIP
AXS Chesapeake Strategy Fund - Class A	ECHAX	46141T 471
AXS Chesapeake Strategy Fund - Class C	ECHCX	46141T 463
AXS Chesapeake Strategy Fund - Class I	EQCHX	46141T 372
AXS Sustainable Income Fund - Class I	AXSKX	46141T 349
AXS Multi-Strategy Alternatives Fund - Class I	KCMIX	46141T 455
AXS Multi-Strategy Alternatives Fund - Investor Class	KCMTX	46141T 448
AXS Thomson Reuters Private Equity Return Tracker Fund - Class A	LDPAX	46141T 323
AXS Thomson Reuters Private Equity Return Tracker Fund - Class C	LDPCX	46141T 315
AXS Thomson Reuters Private Equity Return Tracker Fund - Class I	LDPIX	46141T 299
AXS Thomson Reuters Venture Capital Return Tracker Fund - Class A	LDVAX	46141T 281
AXS Thomson Reuters Venture Capital Return Tracker Fund - Class C	LDVCX	46141T 273
AXS Thomson Reuters Venture Capital Return Tracker Fund - Class I	LDVIX	46141T 265
AXS All Terrain Opportunity Fund - Class I	TERIX	46141T 406
AXS Merger Fund - Investor Class	GAKAX	46141T 216
AXS Merger Fund - Class I	GAKIX	46141T 190
AXS Alternative Value Fund - Investor Class	COGLX	46141T 240
AXS Alternative Value Fund - Class I	COGVX	46141T 257
AXS Market Neutral Fund - Investor Class	COGMX	46141T 224
AXS Market Neutral Fund - Class I	COGIX	46141T 232
AXS Adaptive Plus Fund - Class I	AXSPX	46144X552

Privacy Principles of the AXS Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds' proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (833) 297-2587 or on the SEC's website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds' Form N-PORT on the SEC's website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (833) 297-2587.

AXS Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/9/2023